As filed with the Securities and Exchange Commission on February 28, 2003
                        Securities Act File No. 33-53800
                    Investment Company Act File No. 811-07324
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ______________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. ___                                     [ ]
         Post-Effective Amendment No. 27                                     [X]
                                      --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.   28                                                  [X]
                         --

                        (Check appropriate box or boxes.)


                         GARDNER LEWIS INVESTMENT TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


   116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
   -------------------------------------------------------------------------
               (Address of Principal Executive Offices)           (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------


                               C. Frank Watson III
    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With Copies to:
                                 ---------------
                               Peter J. Shea, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202


Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this filing.
                                                ------------------------------


It is proposed that this filing will become effective:  (check appropriate box)

          [X] immediately upon filing pursuant to paragraph (b);
          [ ] on ________ (date) pursuant to paragraph (b);
          [ ] 60 days after filing pursuant to paragraph (a)(1);
          [ ] on ________ (date) pursuant to paragraph (a)(1);
          [ ] 75 days after filing pursuant to paragraph (a)(2); or
          [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.


________________________________________________________________________________

                         GARDNER LEWIS INVESTMENT TRUST


                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
The Chesapeake Aggressive Growth Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
The Chesapeake Growth Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Super-Institutional Shares Prospectus
    -Part A - Class A Investor Shares Prospectus
    -Part B - Statement of Additional Information
The Chesapeake Core Growth Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibits

                                     PART A
                                     ======

                                    FORM N-1A

                                  PROSPECTUSES



Cusip Number 36559B104                                       NASDAQ Symbol CPGRX

________________________________________________________________________________

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2003





The Chesapeake Aggressive Growth Fund ("Fund") seeks capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of smaller capitalization companies.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6


MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................8
      The Transfer Agent.......................................................8
      The Distributor..........................................................8


INVESTING IN THE FUND..........................................................9
---------------------

      Minimum Investment.......................................................9
      Purchase and Redemption Price............................................9
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................12


OTHER IMPORTANT INVESTMENT INFORMATION........................................14
--------------------------------------

      Dividends, Distributions, and Taxes.....................................14
      Financial Highlights....................................................15
      Additional Information..........................................Back Cover







                NOTICE: CLOSURE OF THE FUND TO MOST NEW INVESTORS

In December 1994, Gardner Lewis Asset Management L.P. ("Advisor"), the Fund's investment advisor, determined that the Fund had reached an asset base that allowed for both efficiency and maneuverability. Because the Fund did not wish to compromise this position, the Board of Trustees of the Trust ("Trustees") determined that it would be advisable to close the Fund to most new investors effective December 23, 1994. As conditions change in the securities markets, the Trustees may or may not determine to reopen the Fund to new shareholders. Existing shareholders may continue to make additional investments.

                                    THE FUND
                                    --------


INVESTMENT OBJECTIVE

The investment objective of The Chesapeake Aggressive Growth Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of smaller capitalization companies.



PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio will include equity securities of those companies which the Advisor feels show superior prospects for growth. The Advisor will focus attention on those companies which, in the view of the Advisor, exhibit internal changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team or management philosophy. Many of the portfolio companies are responsible for technological breakthroughs and/or unique solutions to market needs. By focusing upon internal rather than external factors, the Fund will seek to minimize the risk associated with macro-economic forces such as changes in commodity prices and interest rates.

In selecting portfolio companies, the Advisor uses analysis, which includes the growth rate in earnings, financial performance, management strengths and weaknesses, and current market valuation in relation to earnings growth as well as historic and comparable company valuations. The Advisor also analyzes the level and nature of the company's debt, cash flow, working capital and the quality of the company's assets. Typically companies included in the Fund's portfolio will show strong earnings growth versus the previous year's comparable period. The Advisor generally avoids companies that have excessive levels of debt.

By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not been recognized by "Wall Street" analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities. The Advisor favors portfolio companies that are selling at a stock price not fully reflective of their growth rates.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     a) The anticipated price appreciation has been achieved or is no longer probable;
     b) The company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     c) General market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
     d) Alternative investments offer, in the view of the Advisor, superior potential for appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Small-Cap Stocks. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small-cap companies often have limited product lines, markets or financial resources and may lack management depth. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small-cap companies than for larger, more established companies.

Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in larger, more established companies.

Fluctuation in Value. To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. To the extent that the Fund invests in securities of companies that are undergoing internal change, such as implementing new strategies or introducing new technologies, investment in the Fund may involve greater than average risk due to the unproven nature of such securities. As noted above, the Fund may invest a significant portion of its assets in the securities of smaller capitalization companies. To the extent the Fund's assets are invested in smaller capitalization companies, the Fund may exhibit more volatility than if it were invested in large capitalization companies.

Diversification. Risk mitigation is a critical part of the investment strategy. Therefore, it is believed that portfolios should be insulated from both individual company and sector specific volatility. With this in mind, Fund portfolio holdings are broadly diversified with positions typically ranging from one to three percent, at cost, and with approximately 15 industry groups represented.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of investment opportunities. Nevertheless, by utilizing the approach to investing described herein, portfolio turnover in the Fund is expected to average between 75% and 100% and will generally not exceed 125%. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments. As a temporary defensive measure in response to adverse market, economic, political or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.



BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------

                               1994 -   6.99%
                               1995 -  30.25%
                               1996 -  10.83%
                               1997 -  15.18%
                               1998 -  -3.40%
                               1999 -  49.43%
                               2000 - -17.21%
                               2001 - -13.53%
                               2002 - -29.95%

    o During the 9-year period shown in the bar chart, the highest return for a calendar quarter was 37.13% (quarter ended December 31, 1999).
    o During the 9-year period shown in the bar chart, the lowest return for a calendar quarter was (29.33)% (quarter ended September 30, 1998).
    o The year-to-date return of the Fund as of the most recent calendar quarter was (29.95)% (quarter ended December 31, 2002).
    o Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.


The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------- ------------ ------------ -------------------
Average Annual Total Returns                                Past 1       Past 5           Since
Period Ended December 31, 2002                               Year         Years         Inception*
-------------------------------------------------------- ------------ ------------ -------------------
The Chesapeake Aggressive Growth Fund**
     Before taxes on distributions                         (32.05)%     (6.83)%          5.24 %
     After taxes on distributions                          (32.05)%     (8.63)%          3.25 %
     After taxes on distributions and sale of shares       (19.52)%     (5.01)%          4.35 %
-------------------------------------------------------- ------------ ------------ -------------------
Russell 2000 Index ***                                     (20.48)%     (1.23)%          6.88 %
-------------------------------------------------------- ------------ ------------ -------------------
S&P 500 Total Return Index ***                             (22.10)%     (0.59)%          9.35 %
-------------------------------------------------------- ------------ ------------ -------------------

*  January 4, 1993 (commencement of operations of the Fund)
** Maximum sales loads are reflected in the table above for the Fund.
***The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                Shareholder Fees
               (fees that are paid directly from your investment)
               --------------------------------------------------

      Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) .......................3.00%
      Redemption Fee .................................................None

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees...............................................1.25%
       Distribution and/or Service (12b-1) Fees.......................None
       Other Expenses................................................0.34%
                                                                     -----
       Total Annual Fund Operating Expenses..........................1.59%*
                                                                     =====


* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended October 31, 2002. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2002, the amount of expenses paid by these brokers totaled 0.03% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses were as follows:

             Total Annual Fund Operating Expenses for
             the fiscal year ended October 31, 2002...........1.56%

  See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.


Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     1)   You invest $10,000 in the Fund for the periods shown;
     2)   You reinvest all dividends and distributions;
     3)   You redeem all of your shares at the end of those periods;
     4)   You earn a 5% total return; and
     5)   The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

  ----------------------- ---------- ----------- ----------- ------------
      Period Invested       1 Year     3 Years     5 Years     10 Years
  ----------------------- ---------- ----------- ----------- ------------
        Your Costs           $457        $787      $1,140       $2,133
  ----------------------- ---------- ----------- ----------- ------------

                             MANAGEMENT OF THE FUND
                             ----------------------


THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1993. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $1.3 billion in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.25%. Although the investment advisory fee is higher than that paid by many other investment companies, the Trustees believe the fee to be comparable to advisory fees paid by many funds having similar objectives and policies. The advisory fee paid to the Advisor by the Fund as a percentage of average net assets for the Funds last fiscal year, the fiscal year ended October 31, 2002, was 1.25%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.



THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated below in the section "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.



THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Shares of the Fund are sold subject to a sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. The minimum initial investment is $25,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.



PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------ ----------------- ------------------- -------------------------------
                                        Charge As %      Sales Charge As     Sales Dealers Discounts and
      Amount of Transaction At         of Net Amount       % of Public        Brokerage Commissions as
       Public Offering Price             Invested         Offering Price     % of Public Offering Price
------------------------------------ ----------------- ------------------- -------------------------------
          Less than $50,000                3.09%              3.00%                     2.80%
------------------------------------ ----------------- ------------------- -------------------------------
   $50,000 but less than $250,000          2.04%              2.00%                     1.80%
------------------------------------ ----------------- ------------------- -------------------------------
          $250,000 or more                 1.01%              1.00%                     0.90%
------------------------------------ ----------------- ------------------- -------------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust affiliated with the Advisor and sold with a sales charge. This privilege may be modified or eliminated at any time by the Trust without notice.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor combining concurrent purchases as described above is determined by adding the purchase price of shares to be purchased to the aggregate value of shares of the funds previously purchased and then owned, provided the Distributor is notified by such person or his/her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of another series of the Trust with a similar sales load structure with a value of $200,000 would pay a sales charge of 1.00% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the "Letter of Intent" section of the attached Fund Shares Application. Information about the "Letter of Intent" procedures, including its terms, is contained in the Statement of Additional Information ("SAI") and on the Fund Shares Application.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.


Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemption, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.



PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such losses. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Aggressive Growth Fund," to:

              The Chesapeake Aggressive Growth Fund
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount and the account identification number. Additionally, please have your bank use the following wire instructions:

              Wachovia Bank, N.A.
              Charlotte, North Carolina
              ABA # 053000219
              For:   The Chesapeake Aggressive Growth Fund
              Acct. # 2000000861894
              For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account number in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund at the address above.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.



REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to the following:

              The Chesapeake Aggressive Growth Fund
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     2)   Any required signature guarantees (see "Signature  Guarantees" below);
          and

     3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     1)   Shareholder name and account number;
     2)   Number of shares or dollar amount to be redeemed;
     3)   Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     4) Shareholder(s) signature(s) as it/they appear on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $50,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. All shares are purchased and redeemed in accordance with the Fund's Amended and Restated Declaration of Trust and Bylaws. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings the account net asset value up to at least $25,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.



                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2003) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-annual Reports of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.

                 (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended  Period ended  Year ended   Year ended   Year ended   Year ended
                                                        October 31,  October 31,  August 31,   August 31,   August 31,   August 31,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  10.95     $  12.55     $  26.52     $  16.81     $  13.30     $  22.44

      (Loss) income from investment operations
           Net investment loss .........................    (0.17)       (0.02)       (0.17)       (0.34)       (0.24)       (0.24)
           Net realized and unrealized (loss) gain
               on investments ..........................    (1.78)       (1.58)       (9.05)       10.72         4.89        (6.02)
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (1.95)       (1.60)       (9.22)       10.38         4.65        (6.26)
                                                         --------     --------     --------     --------     --------     --------

      Less Distributions to shareholders from
           Net realized gain from investment transactions   (0.62)        0.00        (4.75)       (0.67)       (1.14)       (2.88)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   8.38     $  10.95     $  12.55     $  26.52     $  16.81     $  13.30
                                                         ========     ========     ========     ========     ========     ========

Total return (b) .......................................   (19.07)%     (12.75)%(c)  (38.06)%      63.18 %      36.16 %     (32.12)%
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 67,760     $135,159     $162,311     $318,368     $286,081     $369,804
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.59 %       1.67 %(d)    1.48 %       1.42 %       1.42 %       1.40 %
           After expense reimbursements and waived fees      1.56 %       1.65 %(d)    1.47 %       1.40 %       1.39 %       1.40 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.28)%      (1.22)%(d)   (1.11)%      (1.24)%      (1.15)%      (1.15)%
           After expense reimbursements and waived fees     (1.25)%      (1.20)%(d)   (1.10)%      (1.23)%      (1.12)%      (1.15)%

      Portfolio turnover rate ..........................    70.10 %      14.66 %      84.73 %      82.00 %     110.27 %      86.18 %


(a) For the period from September 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001.
(b) Total return does not reflect payment of a sales charge.
(c) Not Annualized.
(d) Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:


________________________________________________________________________________

      By telephone:     1-800-430-3863


      By mail:          The Chesapeake Aggressive Growth Fund
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, NC  27803-0365


      By e-mail:        info@ncfunds.com


      On the Internet:  www.ncfunds.com

________________________________________________________________________________


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number 811-07324

Cusip Number 36559B401                                       NASDAQ Symbol CHESX
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2003






The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. This Fund also offers Super-Institutional Shares and Class A Investor Shares, which are offered by other prospectuses.




                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----
THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................8

INVESTING IN THE FUND..........................................................8
---------------------

      Minimum Investment.......................................................8
      Purchase and Redemption Price............................................8
      Purchasing Shares........................................................9
      Redeeming Your Shares...................................................10

OTHER IMPORTANT INVESTMENT INFORMATION........................................13
--------------------------------------

      Dividends, Distributions, and Taxes.....................................13
      Financial Highlights ...................................................14
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

     o    new product introductions,
     o    new distribution strategies,
     o    new manufacturing technology, and/or
     o    new management team or management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings,
     o    financial performance,
     o    management strengths and weaknesses,
     o    current market valuation in relation to earnings growth,
     o    historic and comparable company valuations,
     o level and nature of the company's debt, cash flow, working capital, and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.



PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.
Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund's Institutional Shares by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[BAR CHART HERE]

                              INSTUTITIONAL SHARES
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------

                                1995  -  27.05%
                                1996  -  16.76%
                                1997  -  15.40%
                                1998  -  12.50%
                                1999  -  51.95%
                                2000  -   0.13%
                                2001  - -21.66%
                                2002  - -32.97%


    o During the 8-year period shown in the bar chart above, the highest return for a calendar quarter was 43.15% (quarter ended December 31, 1999).
    o During the 8-year period shown in the bar chart above, the lowest return for a calendar quarter was (29.23)% (quarter ended September 30, 2001).
    o The year-to-date return of the Fund's Institutional Shares as of the most recent calendar quarter was (32.97)% (quarter ended December 31, 2002).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

----------------------------------------------------- ------------ ----------- ------------
Average Annual Total Returns                             Past 1      Past 5       Since
Period Ended December 31, 2002                            Year        Years     Inception*
----------------------------------------------------- ------------ ----------- ------------
The Chesapeake Growth Fund - Institutional Shares
     Before taxes on distributions                      (32.97)%     (3.66)%      5.07 %
     After taxes on distributions                       (32.97)%     (6.42)%      2.93 %
     After taxes on distributions and sale of shares    (20.08)%     (2.32)%      4.55 %
----------------------------------------------------- ------------ ----------- ------------
Russell 2000 Index**                                    (20.48)%     (1.23)%      6.10 %
----------------------------------------------------- ------------ ----------- ------------
S&P 500 Total Return Index **                           (22.10)%     (0.59)%      9.96 %
----------------------------------------------------- ------------ ----------- ------------

 *  April 6, 1994 (inception date of the Fund's Institutional Shares)
 ** The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:


                    Shareholder Fees for Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
      Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) ..............................None
      Redemption Fee
          (as a percentage of amount redeemed)..............................None


             Annual Fund Operating Expenses for Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
       Management Fees....................................................1.00%
       Distribution and/or Service (12b-1) Fees............................None
       Other Expenses.....................................................0.26%
                                                                          -----
       Total Annual Fund Operating Expenses...............................1.26%*
                                                                          =====

 * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended October 31, 2002. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2002, the amount of expenses paid by these brokers totaled 0.06% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses for the Institutional Shares were as follows:

               Total Annual Fund Operating Expenses for
               the fiscal year ended October 31, 2002.......1.20%

   See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.

Example. This example shows you the expenses you may pay over time by investing in the Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

  ----------------------- ---------- ----------- ----------- ------------
      Period Invested       1 Year     3 Years     5 Years     10 Years
  ----------------------- ---------- ----------- ----------- ------------
        Your Costs           $128       $400         $692       $1,523
  ----------------------- ---------- ----------- ----------- ------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $1.3 billion in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the Fund's last fiscal year, fiscal year ended October 31, 2002, was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and the 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.



                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional  Shares  of the Fund are sold and  redeemed  at net  asset  value.
Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $1,000,000 and the minimum additional investment is $5,000 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

              The Chesapeake Growth Fund
              Institutional Shares
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Institutional Shares" to your check to ensure proper credit to your account. The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

              Wachovia Bank, N.A.
              Charlotte, North Carolina
              ABA # 053000219
              For:   The Chesapeake Growth Fund - Institutional Shares
              Acct. # 2000000862068
              For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $5,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

              The Chesapeake Growth Fund
              Institutional Shares
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and class of shares;
     (2)  Shareholder name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $1,000,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000,000 during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund Shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2003) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-Annual Reports of the Fund, copies of which may be obtained at no charge by calling the Fund at 1-800-430-3863.


                              INSTITUTIONAL SHARES
                 (For a Share Outstanding Throughout Each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Less Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%(b) (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(c)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(c)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(c)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(c)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
(b)    Not annualized.
(c)    Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                              INSTITUTIONAL SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



________________________________________________________________________________


      By telephone:     1-800-430-3863

      By mail:          The Chesapeake Growth Fund
                        Institutional Shares
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, NC 27803-0365


      By e-mail:        info@ncfunds.com


      On the Internet:  www.ncfunds.com

________________________________________________________________________________


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





Investment Company Act file number 811-07324

Cusip Number 36559B609                                       NASDAQ Symbol CHSIX
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                           SUPER-INSTITUTIONAL SHARES
________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2003






The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. The Fund also offers Institutional Shares and Class A Investor Shares, which are offered by other prospectuses.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----
THE FUND.......................................................................2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................8

INVESTING IN THE FUND..........................................................8
---------------------

      Minimum Investment.......................................................8
      Purchase and Redemption Price............................................8
      Purchasing Shares........................................................9
      Redeeming Your Shares...................................................10

OTHER IMPORTANT INVESTMENT INFORMATION........................................12
--------------------------------------

      Dividends, Distributions, and Taxes.....................................12
      Financial Highlights....................................................14
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

     o    new product introductions,
     o    new distribution strategies,
     o    new manufacturing technology, and/or
     o    new management team or management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings,
     o    financial performance,
     o    management strengths and weaknesses,
     o    current market valuation in relation to earnings growth,
     o    historic and comparable company valuations,
     o level and nature of the company's debt, cash flow, working capital, and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.
Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund's Super-Institutional Shares by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                           SUPER-INSTITUTIONAL SHARES
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------

                                1997 -  15.58%
                                1998 -  12.65%
                                1999 -  52.17%
                                2000 -   0.27%
                                2001 - -27.58%
                                2002 - -32.88%



    o During the 6-year period shown in the bar chart above, the highest return for a calendar quarter was 43.16% (quarter ended December 31, 1999).
    o During the 6-year period shown in the bar chart above, the lowest return for a calendar quarter was (29.24)% (quarter ended September 30, 2001).
    o The year-to-date return of the Super-Institutional Shares as of the most recent calendar quarter was (32.88)% (quarter ended December 31, 2002).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

---------------------------------------------------------- ------------ ----------- -------------
Average Annual Total Returns                                  Past 1      Past 5        Since
Period Ended December 31, 2002                                 Year       Years       Inception*
---------------------------------------------------------- ------------ ----------- -------------
The Chesapeake Growth Fund - Super-Institutional Shares
     Before taxes on distributions                           (32.88)%     (3.53)%      (0.17)%
     After taxes on distributions                            (32.88)%     (6.27)%      (2.82)%
     After taxes on distributions and sale of shares         (20.02)%     (2.09)%       0.28 %
---------------------------------------------------------- ------------ ----------- -------------
Russell 2000 Index**                                         (20.48)%     (1.23)%       2.42 %
---------------------------------------------------------- ------------ ----------- -------------
S&P 500 Total Return Index**                                 (22.10)%     (0.59)%       5.84 %
---------------------------------------------------------- ------------ ----------- -------------

 * June 12, 1996 (inception date of the Fund's Super-Institutional Shares) ** The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Super-Institutional Shares of the Fund:

                 Shareholder Fees for Super-Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
      Maximum Sales Charge (Load) Imposed On Purchases
              (as a percentage of offering price) ..................None
      Redemption Fee
              (as a percentage of amount redeemed)..................None


          Annual Fund Operating Expenses for Super-Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
      Management Fees..............................................1.00%
      Distribution and/or Service (12b-1) Fees......................None
      Other Expenses...............................................0.10%
                                                                   -----
      Total Annual Fund Operating Expenses.........................1.10%*
                                                                   =====

     * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Super-Institutional Shares of the Fund for the fiscal year ended October 31, 2002. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2002, the amount of expenses paid by these brokers totaled 0.06% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses for the Super-Institutional Shares were as follows:

               Total Annual Fund Operating Expenses for
               the fiscal year ended October 31, 2002.......1.04%

       See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.

Example. This example shows you the expenses you may pay over time by investing in the Super-Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

  ------------------------ ---------- ----------- ----------- ------------
      Period Invested        1 Year     3 Years     5 Years     10 Years
  ------------------------ ---------- ----------- ----------- ------------
         Your Costs           $112        $350        $606       $1,340
  ------------------------ ---------- ----------- ----------- ------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $1.3 billion in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the Fund's last fiscal year, fiscal year ended October 31, 2002, was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and the 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.



                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Super-Institutional Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $50,000,000 and the minimum additional investment is $100,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.



PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

              The Chesapeake Growth Fund
              Super-Institutional Shares
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Super-Institutional Shares" to your check to ensure proper credit to your account. The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

              Wachovia Bank, N.A.
              Charlotte, North Carolina
              ABA # 053000219
              For:   The Chesapeake Growth Fund - Super-Institutional Shares
              Acct. # 2000000862068
              For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

               The Chesapeake Growth Fund
               Super-Institutional Shares
               c/o NC Shareholder Services
               116 South Franklin Street
               Post Office Box 4365
               Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and class of shares;
     (2)  Shareholder name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000,000 (due to redemptions, exchanges, or transfers, but not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $10,000,000 during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.



                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2003) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-Annual Reports of the Fund, copies of which may be obtained at no charge by calling the Fund at 1-800-430-3863.


                           SUPER-INSTITUTIONAL SHARES
                 (For a Share Outstanding Throughout Each Year)

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Less Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78 (b) $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(c)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(c)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(c)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(c)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %

(a) For the period from March 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
(b)    Not annualized.
(c)    Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                           SUPER-INSTITUTIONAL SHARES

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:


________________________________________________________________________________


      By telephone:     1-800-430-3863

      By mail:          The Chesapeake Growth Fund
                        Super-Institutional Shares
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, NC  27803-0365


      By e-mail:        info@ncfunds.com


      On the Internet:  www.ncfunds.com

________________________________________________________________________________


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




Investment Company Act file number 811-07324

Cusip Number 36559B203                                       NASDAQ Symbol CHEAX
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                             CLASS A INVESTOR SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                February 28, 2003







The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. This Fund also offers Super-Institutional Shares and Institutional Shares, which are offered by other prospectuses.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE FUND.......................................................................2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................8

INVESTING IN THE FUND..........................................................8
---------------------

      Minimum Investment.......................................................8
      Purchase and Redemption Price............................................8
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................12

OTHER IMPORTANT INVESTMENT INFORMATION........................................14
--------------------------------------

      Dividends, Distributions, and Taxes.....................................14
      Financial Highlights ...................................................15
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

     o    new product introductions,
     o    new distribution strategies,
     o    new manufacturing technology, and/or
     o    new management team or management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings,
     o    financial performance,
     o    management strengths and weaknesses,
     o    current market valuation in relation to earnings growth,
     o    historic and comparable company valuations,
     o level and nature of the company's debt, cash flow, working capital, and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.
Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund's Class A Investor Shares by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[BAR CHART HERE]

                            CLASS A INVESTOR SHARES
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------

                                1996 -  16.42%
                                1997 -  14.95%
                                1998 -  12.12%
                                1999 -  51.37%
                                2000 - - 0.21%
                                2001 - -28.05%
                                2002 - -33.49%

    o During the 7-year period shown in the bar chart above, the highest return for a calendar quarter was 42.95% (quarter ended December 31, 1999).
    o During the 7-year period shown in the bar chart above, the lowest return for a calendar quarter was (29.40)% (quarter ended September 30, 2001).
    o The year-to-date return of the Class A Investor Shares as of the most recent calendar quarter was (33.49)% (quarter ended December 31, 2002).
    o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------- ------------ ----------- ---------------
Average Annual Total Returns                                 Past 1      Past 5         Since
Period Ended December 31, 2002                                Year       Years        Inception*
--------------------------------------------------------- ------------ ----------- ---------------
The Chesapeake Growth Fund - Class A Investor Shares**
     Before taxes on distributions                          (35.49)%     (4.70)%        2.68 %
     After taxes on distributions                           (35.49)%     (7.49)%        0.28 %
     After taxes on distributions and sale of shares        (21.61)%     (2.94)%        2.60 %
--------------------------------------------------------- ------------ ----------- ---------------
Russell 2000 Index ***                                      (20.48)%     (1.23)%        6.63 %
--------------------------------------------------------- ------------ ----------- ---------------
S&P 500 Total Return Index ***                              (22.10)%     (0.59)%        9.17 %
--------------------------------------------------------- ------------ ----------- ---------------

   *  April 7, 1995 (inception date of the Fund's Class A Investor Shares)

   ** Maximum  sales loads are  reflected in the table above for the Class A
      Investor Shares.

   ***The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class A Investor Shares of the Fund:

                  Shareholder Fees for Class A Investor Shares
                    (fees paid directly from your investment)
           -----------------------------------------
       Maximum Sales Charge (Load) Imposed On Purchases
           (as a percentage of offering price) .......................3.00%
       Redemption Fee
           (as a percentage of amount redeemed, if applicable)........None


           Annual Fund Operating Expenses for Class A Investor Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
       Management Fees................................................1.00%
       Distribution and/or Service (12b-1) Fees ......................0.25%
       Other Expenses.................................................0.68%
                                                                      -----
       Total Annual Fund Operating Expenses...........................1.93%*
                                                                      =====

     *"Total Annual Fund Operating  Expenses" are based upon actual expenses incurred by the Class A Investor Shares of the Fund for the fiscal year ended October 31, 2002. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2002, the amount of expenses paid by these brokers totaled 0.06% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses for the Class A Investor Shares were as follows:

                Total Annual Fund Operating Expenses for
                the fiscal year ended October 31, 2002......1.87%

      See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.

Example. This example shows you the expenses you may pay over time by investing in the Class A Investor Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------------------- ---------- ----------- ----------- ------------
       Period Invested            1 Year     3 Years     5 Years     10 Years
------------------------------- ---------- ----------- ----------- ------------
    Class A Investor Shares        $490        $888      $1,311       $2,486
------------------------------- ---------- ----------- ----------- ------------

                             MANAGEMENT OF THE FUND
                             ----------------------


THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $1.3 billion in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the Fund's last fiscal year, fiscal year ended October 31, 2002, was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. This program has been reviewed by the Trustees, pursuant subject to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management and 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, local income, or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

The Class A Investor Shares are sold subject to a maximum sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. All shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $25,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


Purchase and redemption price

Sales Charges. The public offering price of the Class A Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

                                               Sales            Sales
                                             Charge As        Charge As       Dealers Discounts
                                             % of Net        % of Public        and Brokerage
       Amount of Transaction                  Amount          Offering       Commissions as % of
     At Public Offering Price                Invested           Price       Public Offering Price

   Less than $250,000......................    3.09%            3.00%               2.80%
   $250,000 but less than $500,000.........    2.04%            2.00%               1.80%
   $500,000 or more........................    1.01%            1.00%               0.90%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Class A Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Class A Investor Shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.00% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application. Information about the "Letter of Intent" procedure, including its terms, is contained in the Statement of Additional Information ("SAI") and on the Account Application.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Distribution of the Fund's Shares

For the Class A Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940, as amended, ("1940 Act"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Class A Investor Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Class A Investor Shares annually 0.25% of the average daily net assets of the Fund's Class A Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's Class A Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

              The Chesapeake Growth Fund
              Class A Investor Shares
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Class A Investor Shares" to your check to ensure proper credit to your account. The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

              Wachovia Bank, N.A.
              Charlotte, North Carolina
              ABA # 053000219
              For:   The Chesapeake Growth Fund - Class A Investor Shares
              Acct. # 2000000862068
              For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Redeeming YOUR Shares

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

              The Chesapeake Growth Fund
              Class A Investor Shares
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund and class of shares;
     (2)  Shareholder name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 (due to redemptions, exchanges, or transfers, but not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $25,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------


DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2003) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-Annual Reports of the Fund, copies of which may be obtained at no charge by calling the Fund at 1-800-430-3863.


                             CLASS A INVESTOR SHARES
                 (For a Share Outstanding Throughout Each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Less Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (b) .....................................     (23.95)%     (27.89)%(c)  (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(d)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(d)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(d)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(d)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
(b)  Total return does not reflect payment of a sales charge.
(c)  Not Annualized.
(d)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                             CLASS A INVESTOR SHARES

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:


________________________________________________________________________________

      By telephone:     1-800-430-3863


      By mail:          The Chesapeake Growth Fund
                        Class A Investor Shares
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, NC  27803-0365


      By e-mail:        info@ncfunds.com


      On the Internet:  www.ncfunds.com

________________________________________________________________________________


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act file number 811-07324

Cusip Number 36559B708                                       NASDAQ Symbol CHCGX
________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                                 A No Load Fund
________________________________________________________________________________



                                   PROSPECTUS
                                February 28, 2003





The Chesapeake Core Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1000 companies, based on market capitalization, domiciled in the United States.




                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------

      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................8
---------------------

      Minimum Investment.......................................................8
      Purchase and Redemption Price............................................8
      Purchasing Shares........................................................9
      Redeeming Your Shares...................................................11

OTHER IMPORTANT INVESTMENT INFORMATION........................................13
--------------------------------------

      Dividends, Distributions, and Taxes.....................................13
      Financial Highlights ...................................................14
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Core Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1000 companies, based on market capitalization, domiciled in the United States.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of the largest 1000 companies based on market capitalization. The Fund's investments in these companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund's objectives.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will focus on companies that show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor generally avoids companies that have excessive levels of debt. The Advisor also favors portfolio investments in companies whose price-to-earnings ratio when purchased is less than that company's projected growth rate for the coming year. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings,
     o    financial performance,
     o    management strengths and weaknesses,
     o    current market valuation in relation to earnings growth,
     o    historic and comparable company valuations,
     o level and nature of the company's debt, cash flow, working capital, and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities and 80% to 90% of the portfolio will be invested in the 1000 largest companies described above. Generally, all the securities in which the Fund may invest will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may also invest in foreign securities. However, all foreign securities that the Fund may acquire will be traded on domestic U.S. exchanges.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Market Segment Risk: Investors are also subject to the risk that the Fund's market segment, the largest 1000 companies, may underperform other equity market segments or the equity markets as a whole.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[BAR CHART HERE]
                           Year to Year Total Returns
                              (as of December 31)
                              -------------------

                                1998 -  23.32%
                                1999 -  47.60%
                                2000 -   6.36%
                                2001 - -12.72%
                                2002 - -23.92%

    o During the 5-year period shown in the bar chart above, the highest return for a calendar quarter was 36.08% (quarter ended December 31, 1999).
    o During the 5-year period shown in the bar chart above, the lowest return for a calendar quarter was (21.56)% (quarter ended September 30, 2001).
    o The year-to-date total return of the Fund as of the most recent calendar quarter was (23.92)% (quarter ended December 31, 2002).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------ ------------ ----------- ------------
Average Annual Total Returns                              Past 1      Past 5       Since
Period ended December 31, 2002                             Year        Year      Inception*
------------------------------------------------------ ------------ ----------- ------------
The Chesapeake Core Growth Fund
     Before taxes on distributions                       (23.92)%      5.83 %      5.41 %
     After taxes on distributions                        (23.92)%      4.45 %      4.09 %
     After taxes on distributions and sale of shares     (14.57)%      4.44 %      4.11 %
------------------------------------------------------ ------------ ----------- -----------
S&P 500 Total Return Index**                             (22.10)%     (0.59)%     (0.14)%
------------------------------------------------------ ------------ ----------- -----------

   *    September 29, 1997 (inception date of the Fund)
   ** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes its returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                          Shareholder Fees for the Fund
                    (fees paid directly from your investment)
                    -----------------------------------------

      Maximum Sales Charge (Load) Imposed on Purchases
          (as a percentage of offering price) ..............................None
      Redemption Fee
          (as a percentage of amount redeemed, if applicable)...............None

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

      Management Fees.................................................1.00%
      Distribution and/or Service (12b-1) Fees........................0.25%
      Other Expenses..................................................0.48%
                                                                      -----
          Total Annual Fund Operating Expenses...........................1.73%*
          Fee Waivers and/or Expense Reimbursements.....................(0.33%)*
                                                                         -----
          Net Expenses...................................................1.40%
                                                                         =====

     *"Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended October 31, 2002, plus the maximum 12b-1 fees payable pursuant to a Rule 12b-1 Plan approved by the Fund's shareholders on May 30, 2002, as if the rule 12b-1 Plan had been in effect for the entire fiscal year. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses but including payments, if any, under a Rule 12b-1 Plan) to not more than 1.40% of the average daily net assets of the Fund for the fiscal year to end October 31, 2003. Prior to June 1, 2002, this contractual agreement provided that Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments if any, under a Rule 12b-1 Plan) would not exceed 1.25% of the average daily net assets of the Fund. Consequently, "Fee Waivers and/or Expense Reimbursements" have been restated to reflect the agreed expenses limitation as currently in effect. It is expected that the contractual agreement will continue from year to year provided such continuance is approved by the Board of Trustees of the Trust. In addition, the Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2002, the amount of expenses paid by these brokers totaled 0.07% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses were as follows:

               Total Annual Fund Operating Expenses for
               the fiscal year ended October 31, 2002........1.23%

     See the  "Management  of the  Fund -  Expense  Limitation  Agreement  and -
     Brokerage/Service   Arrangements"   sections   below   for  more   detailed
     information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above:

   ----------------------- ---------- ----------- ----------- ------------
       Period Invested       1 Year     3 Years     5 Years     10 Years
   ----------------------- ---------- ----------- ----------- ------------
         Your Costs           $143        $513       $908        $2,014
   ----------------------- ---------- ----------- ----------- ------------



                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1997. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $1.3 billion in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. During the Fund's last fiscal year, the fiscal year ended October 31, 2002, the Advisor waived a portion of its fee in the amount of $88,643. As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the last fiscal year was 0.67%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business, but including payments, if any, pursuant to a Rule 12b-1 Plan) are limited to 1.40% of the average daily net assets of the Fund for the fiscal year to end October 31, 2003. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor or the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.



THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.



THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.



THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and 12b-1 fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.



                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $2,500 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.



PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Distribution of the Fund's Shares. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Fund's shares annually 0.25% of the average daily net assets of the Fund's shares for activities primarily intended to result in the sale of those shares, including reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.



PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Core Growth Fund," to:

              The Chesapeake Core Growth Fund
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

              Wachovia Bank, N.A.
              Charlotte, North Carolina
              ABA # 053000219
              For:  The Chesapeake Core Growth Fund
              Acct. # 2000001067260
              For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the

Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

              The Chesapeake Core Growth Fund
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  The name of the Fund;
     (2)  Shareholder name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. The Fund's custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $250. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $2,500 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings the account net asset value up to at least $2,500 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If the Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2003) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years since inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and periods is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-annual Reports of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.

                 (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                      Year ended Period ended   Year ended   Year ended   Year ended  Period ended
                                                      October 31, October 31,  February 28, February 29, February 28, February 28,
                                                         2002       2001 (a)       2001         2000         1999       1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................  $ 12.31      $ 15.13      $ 19.42      $ 12.68      $ 10.72      $ 10.00

      (Loss) income from investment operations
           Net investment loss ......................    (0.07)       (0.02)       (0.08)       (0.07)       (0.07)       (0.01)
           Net realized and unrealized (loss) gain
               on investments .......................    (1.35)       (2.80)       (2.10)        8.18         2.03         0.75
                                                       -------      -------      -------      -------      -------      -------
               Total from investment operations .....    (1.42)       (2.82)       (2.18)        8.11         1.96         0.74
                                                       -------      -------      -------      -------      -------      -------

      Less Distributions to shareholders from
           Distributions in excess of net investment
               income ...............................     0.00         0.00         0.00         0.00         0.00        (0.02)
           Net realized gain from investment
               transactions .........................    (0.01)        0.00        (2.11)       (1.37)        0.00         0.00
                                                       -------      -------      -------      -------      -------      -------
               Total distributions ..................    (0.01)        0.00        (2.11)       (1.37)        0.00        (0.02)
                                                       -------      -------      -------      -------      -------      -------

Net asset value, end of period ......................  $ 10.88      $ 12.31      $ 15.13      $ 19.42      $ 12.68      $ 10.72
                                                       =======      =======      =======      =======      =======      =======

Total return ........................................   (11.47)%     (18.69)%     (12.37)%      66.64 %      18.27 %       7.49 %(c)
                                                       =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) .............  $23,952      $23,835      $15,716      $11,542      $ 6,050      $ 6,048
                                                       =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.73 %       1.72 %(d)    1.80 %       2.25 %       2.73 %       3.19 %(d)
           After expense reimbursements and waived fees   1.23 %       1.17 %(d)    1.25 %       1.15 %       1.39 %       1.24 %(d)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (1.09)%      (0.86)%(d)   (1.06)%      (1.59)%      (1.89)%      (2.19)%(d)
           After expense reimbursements and waived fees  (0.59)%      (0.31)%(d)   (0.50)%      (0.49)%      (0.55)%      (0.24)%(d)

      Portfolio turnover rate .......................   110.65 %     105.88 %     136.22 %     130.44 %     174.44 %      29.83 %

 (a) For the period from March 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
 (b) For the period from September 29, 1997 (commencement of operations) to February 28, 1998.
 (c) Not annualized.
 (d) Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND

                                 A No Load Fund

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:

________________________________________________________________________________


     By telephone:      1-800-430-3863

     By mail:           The Chesapeake Core Growth Fund
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, NC 27803-0365


     By e-mail:         info@ncfunds.com


     On the Internet:   www.ncfunds.com


________________________________________________________________________________


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act file number 811-07324

                                     PART B
                                     ======

                                    FORM N-1A

                      STATEMENTS OF ADDITIONAL INFORMATION


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND


                                February 28, 2003


                                 A series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                           Rocky Mount, NC 27803-0365
                            Telephone 1-800-430-3863





                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES..................................................... 2
INVESTMENT LIMITATIONS........................................................ 3
PORTFOLIO TRANSACTIONS........................................................ 4
NET ASSET VALUE............................................................... 6
DESCRIPTION OF THE TRUST...................................................... 6
ADDITIONAL INFORMATION CONCERNING TAXES....................................... 7
MANAGEMENT AND SERVICE PROVIDERS.............................................. 8
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................... 13
SPECIAL SHAREHOLDER SERVICES................................................. 14
ADDITIONAL INFORMATION ON PERFORMANCE........................................ 17
FINANCIAL STATEMENTS......................................................... 19
APPENDIX A - DESCRIPTION OF RATINGS.......................................... 20









This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for The Chesapeake Aggressive Growth Fund ("Fund"), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Reports may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund. The Fund is a separate diversified series of the Gardner Lewis Investment Trust ("Trust") and commenced operations on January 4, 1993. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC') and was organized on October 2, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees") has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management L.P. ("Advisor"), the Fund's investment advisor, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risks in such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt obligations (including those subject to repurchase agreements) provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the two highest rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Forward Commitment & When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

As a matter of fundamental policy, the Fund may not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

2. Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

3. Invest more than 10% of the value of its total assets in foreign securities (which shall not be deemed to include American Depository Receipts ("ADRs"));

4. Invest in the securities of any issuer if any of the officers or Trustees of the Trust or officers or directors of its investment advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

5. Invest for the purpose of exercising control or management of another issuer;

6. Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration leases or development programs except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

7. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

8. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

9. Make short sales of securities or maintain a short position, except short sales "against the box;" (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

10. Participate on a joint or joint and several basis in any trading account in securities;

11. Make loans of money or securities, except that the Fund may invest in repurchase agreements;

12. Invest in securities of issuers which have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

13. Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any further investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

14. Invest more than 10% of its net assets in illiquid securities; For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

15.  Invest in restricted securities; and

16. Write, purchase or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objective.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer, which furnishes brokerage and research services, a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended October 31, 2002, the Fund participated in commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund) with Instinet Corporation and Standard & Poors Securities, Inc., both of New York, New York. These portions are then used to offset overall Fund expenses. During such year the firms received $51,837 and $26,485, respectively, in brokerage commissions from the Fund and paid $16,228 and $13,121, respectively, of the Fund's operating expenses. These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended October 31, 2002, the fiscal period from September 1, 2001 to October 31, 2001 ("fiscal period ended October 31, 2001"), and the fiscal years ended August 31, 2001 and 2000, total dollar amounts of brokerage commissions paid by the Fund were $542,700, $71,799, $396,620, and $463,459, respectively.


                                 NET ASSET VALUE

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The net asset value per share of the Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Fund will not be calculated.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines outlined in the securities laws and legal precedent of the U.S. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended October 31, 2002, the total expenses of the Fund (after expense reductions of $29,349 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $1,704,634 (1.56% of the average daily net assets of the Fund). For the fiscal period ended October 31, 2001, the total expenses of the Fund (after expense reductions of $4,387 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $387,002 (1.65% of the average daily net assets of the Fund). For the fiscal year ended August 31, 2001, the total expenses of the Fund (after expense reductions of $21,454 paid by brokers pursuant to brokerage/service arrangements with the
Fund) were $2,992,019 (1.47% of the average daily net assets of the Fund).


                            DESCRIPTION OF THE TRUST

The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series: The Fund, The Chesapeake Growth Fund, and The Chesapeake Core Growth Fund, all managed by the Advisor. The number of shares of each series shall be unlimited. The Fund and The Chesapeake Core Growth Fund both issue a single class of shares, while the shares of The Chesapeake Growth Fund are divided into three separate classes of shares. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended. The Fund intends to qualify and to remain qualified as a regulated investment company. In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities, or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute currently an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded to regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2003) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S.
shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a U.S. trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a U.S. permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.





                             MANAGEMENT OF THE FUND

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
      Name, Age,             Position(s)   Length           Principal Occupation(s)        Number of     Other Directorships Held by
     and Address              held with    of Time            During Past 5 Years          Portfolios             Trustee
                             Fund/Trust    Served                                           in Fund
                                                                                            Complex
                                                                                          Overseen by
                                                                                            Trustee
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Jack E. Brinson, 70          Trustee     Since      Retired;   Previously,   President,        3        Independent   Trustee -  The
                                         8/92       Brinson  Investment  Co.  (personal                 Nottingham  Investment Trust
                                                    investments)   and   President,                     II  for  the eight series of
                                                    Brinson Chevrolet,  Inc.                            that  trust;  New Providence
                                                    (auto dealership)                                   Investment  Trust  for   the
                                                                                                        one  series    that   trust;
                                                                                                        Hillman  Capital  Management
                                                                                                        Investment Trust for the two
                                                                                                        series   of  that trust; and
                                                                                                        de Leon Funds Trust for the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Theo H. Pitt, Jr., 66        Trustee    Since 4/02  Senior Partner, Community  Financial       3        Independent       Trustee -
                                                    Institutions  Consulting,     Rocky                 Hillman  Capital  Management
                                                    Mount, North Carolina                               Investment   Trust  for  the
                                                                                                        two  series  of  that  trust
                                                                                                        (registered       investment
                                                                                                        company)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
W. Whitfield Gardner, 40     Chairman    Since 6/96 Chairman   and    Chief    Executive        3                  None
The Chesapeake Funds         and                    Officer,   Gardner    Lewis    Asset
285 Wilmington-West          Chief                  Management    L.P.    (the    Fund's
Chester Pike                 Executive              investment  advisor);  Chairman  and
Chadds Ford,                 Officer                Chief  Executive  Officer,   Gardner
Pennsylvania  19317          (Principal             Lewis    Asset   Management,    Inc.
                             Executive              (investment advisor)
                             Officer)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Basis of Interestedness.  W. Whitfield Gardner is  an Interested  Trustee because  he is an officer  and principal owner of Gardner
Lewis Asset Management L.P., the Fund's investment advisor.
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
John L. Lewis, IV, 39        President   Since      President,   Gardner   Lewis   Asset       n/a                 n/a
The Chesapeake Funds                     12/93      Management L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
C. Frank Watson III, 32      Secretary   Secretary  President   and   Chief    Operating       n/a                n/a
                             and         since      Officer,  The   Nottingham   Company
                             Treasurer   5/96;      (administrator to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,  Chief  Operating
                             Financial   since      Officer, The Nottingham Company
                             Officer)    12/02

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Julian G. Winters, 34        Assistant   Assistant  Vice           President-Compliance       n/a                 n/a
                             Secretary   Secretary  Administration,    The    Nottingham
                             and         since      Company,   since 1998;   previously,
                             Assistant   4/98;      Fund   Accountant,  The   Nottingham
                             Treasurer   Assistant  Company
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
William D. Zantzinger, 41    Vice        Since      Manager of  Trading,  Gardner  Lewis      n/a                 n/a
The Chesapeake Funds         President   12/93      Asset Management L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee met once during the Fund's last fiscal year. The
     Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2002 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.


--------------------- ----------------------------------- ----------------------------------
                                                           Aggregate Dollar Range of Equity
                                                             Securities in All Registered
                                                            Investment Companies Overseen
    Name of Trustee    Dollar Range of Equity Securities       By Trustee in Family of
                                  in the Fund                   Investment Companies*
--------------------- ----------------------------------- ----------------------------------
                              Independent Trustees
--------------------- ----------------------------------- ----------------------------------
Jack E. Brinson                        B                                  B
--------------------- ----------------------------------- ----------------------------------
Theo H. Pitt, Jr.                      A                                  A
--------------------- ----------------------------------- ----------------------------------
                               Interested Trustee
--------------------- ----------------------------------- ----------------------------------
W. Whitfield Gardner                   E                                  E
--------------------- ----------------------------------- ----------------------------------

     * Includes the three funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2002, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving broker rebates. These rebates were used by the Fund to offset Fund expenses. The Advisor did not receive any direct benefits from the soft dollar arrangements other than the benefit to the Fund.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) the investment performance of the Fund; (iii) overall expenses of the Fund; (iv) the financial condition of the Advisor and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2002.

------------------------------- -------------- --------------------- --------------- ---------------
                                                                                          Total
                                                     Pension or                       Compensation
                                  Aggregate     Retirement Benefits     Estimated     from the Fund
                                 Compensation        Accrued As           Annual        and Trust
           Name of                 from the         Part of Fund      Benefits Upon      Paid to
       Person, Position              Fund             Expenses          Retirement      Trustees*
------------------------------- -------------- --------------------- --------------- ---------------
                                         Independent Trustees
------------------------------- -------------- --------------------- --------------- ---------------
Jack E. Brinson, Trustee            $3,500             None               None           $10,500
------------------------------- -------------- --------------------- --------------- ---------------
Theo H. Pitt, Jr., Trustee**        $1,175             None               None            $3,525
------------------------------- -------------- --------------------- --------------- ---------------
                                         Interested Trustee
------------------------------- -------------- --------------------- --------------- ---------------
W. Whitfield Gardner, Trustee        None              None               None             None
------------------------------- -------------- --------------------- --------------- ---------------

     *Each of the Trustees  serves as a Trustee to the three funds of the Trust, including the Fund.
   ** Mr. Pitt became a Trustee of the Trust on April 30, 2002.


Principal Holders of Voting Securities. As of January 31, 2003, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of January 31, 2003.

Name and Address of                         Amount and Nature of
Beneficial Owner                            Beneficial Ownership*        Percent
----------------                            ---------------------        -------

BNY Clearing/Wendel                         1,249,129.884 Shares         17.455%
111 East Kilbourn Avenue
Milwaukee, WI  53202

Riverside Health Care                         720,868.764 Shares         10.073%
c/o State Street Bank & Trust Company
Trustee for Riverside Health Care
200 Newport Avenue - JQB7
North Quincy, MA  02171

The Myron Stratton Home                       543,900.120 Shares          7.601%
555 Gold Pass Heights
Colorado Springs, CO  80906

Emory University Post Retirement Fund EBTR    474,239.208 Shares          6.627%
P. O. Box 105870, CTR 3144
Atlanta, GA  30348-5870

 *The shares indicated are believed by the Fund to be owned both of record and beneficially.


Investment Advisor and Other Service Providers

Investment Advisor. Information about Gardner Lewis Asset Management L.P., Chadds Ford, Pennsylvania and its duties and compensation as investment advisor is contained in the Prospectus of the Fund. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis, IV. Both are principals of the Advisor. W. Whitfield Gardner, John L. Lewis, IV and William D. Zantzinger are affiliated persons of the Fund and the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Monthly compensation of the Advisor with regards to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 1.25%. For the fiscal year ended October 31, 2002, the Advisor received $1,364,500 for services to the Fund. For the fiscal period ended October 31, 2001, the Advisor received $292,676 for services to the Fund. For the fiscal year ended August 31, 2001, the Advisor received $2,548,322 for services to the Fund. For the fiscal year ended August 31, 2000, the Advisor received $4,108,081 for services to the Fund.

Fund Accountant and Administrator. The Trust has entered into a Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the

Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon an annual base fee of $50,000 plus a fee based on the average daily net assets of the Fund, is at the following annual rates: 0.20% of the Fund's first $25 million of average daily net assets, 0.15% on the next $25 million, and 0.075% on average daily net assets over $50 million. For the fiscal year ended October 31, 2002, the fiscal period ended October 31, 2001, and the fiscal years ended August 31, 2001 and 2000, the Fund paid administrative fees of $131,870, $25,917, $202,899, and $296,485, respectively. The Administrator also receives a monthly base fund accounting fee of $2,250 plus an annual asset based fee of 1 basis point for fund accounting and recordkeeping services for the Fund. For the fiscal year ended October 31, 2002, the fiscal period ended October 31, 2001, and the fiscal years ended August 31, 2001 and 2000, the Administrator received $37,916, $6,841, $39,396, and $21,000, respectively, for such services. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800 ($400 per month) plus transaction fees. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. As compensation for its services, the Transfer Agent receives a shareholder administration fee of $15.00 per shareholder per year with a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal period ended October 31, 2001 there were no sales charges paid on the sale of Fund shares. For the fiscal years ended October 31, 2002 and August 31, 2001 and 2000, the aggregate dollar amount of sales charges paid on the sale of Fund shares was $61, $1,817, and $10,879, respectively, from which the Distributor retained $4, $129, and $951, respectively.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.

Code of Ethics. The Trust and the Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time trading closes on the NYSE (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the NYSE is closed.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Sales Charges. The public offering price of shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

----------------------------------- ------------------------ ------------------------- -----------------------------------
                                                                                          Sales Dealers Discounts and
  Amount of Transaction At Public      Charge As % of Net       Sales Charge As % of      Brokerage Commissions as % of
           Offering Price               Amount Invested        Public Offering Price          Public Offering Price
----------------------------------- ------------------------ ------------------------- -----------------------------------
         Less than $50,000                   3.09%                     3.00%                          2.80%
----------------------------------- ------------------------ ------------------------- -----------------------------------
   $50,000 but less than $250,000            2.04%                     2.00%                          1.80%
----------------------------------- ------------------------ ------------------------- -----------------------------------
          $250,000 or more                   1.01%                     1.00%                          0.90%
----------------------------------- ------------------------ ------------------------- -----------------------------------

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Redemptions. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, shareholder certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $50,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders' personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included on the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Fund - Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                      The Chesapeake Aggressive Growth Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Purchase and Redemption Price" in the Prospectus. Transactions involving the issuance of shares in the Fund for securities in lieu of cash will be limited to acquisitions of securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: (a) meet the investment objective and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Reduced Sales Charges

      Concurrent Purchases. For purposes of qualifying for a lower sales charge investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a similar sales charge at the total public offering price of $25,000, and purchases shares in the Fund at the total public offering price of $25,000, the sales charge would be that applicable to a $50,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

      Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

      Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Fund's Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

      Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

      Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

      Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund and the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Exchange Feature. Investors may exchange shares of the Fund for shares of any other comparable series of the Trust. Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60-days' written notice to the shareholders.

The Fund may enter into agreements with one or more brokers, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," pursuant to which such brokers may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker or the broker's designee.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes its "average annual total return" by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

             P(1+T)n = ERV

   Where:    T =    average annual total return.
             ERV=   ending  redeemable  value at the end of the  period
                    covered by the  computation of a hypothetical  $1,000
                    payment made at the beginning of the period.
             P =    hypothetical  initial  payment  of $1,000 from  which the
                    maximum  sales  load is  deducted.
             n =    period covered  by the computation, expressed in terms of
                    years.

The Fund may also compute the cumulative total return of the Fund, which is calculated in a similar manner, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return (before taxes) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions and redemption of shares) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception (January 4, 1993) through October 31, 2002 were (21.50)%, (8.35)%, and 5.28%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns before taxes of the Fund for those same periods were (19.07)%, (7.79)%, and 5.61%, respectively. The cumulative total return before taxes of the Fund since inception through October 31, 2002 was 65.79%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes of the Fund since inception through October 31, 2002 was 70.92%. The average annual total returns after taxes on distributions of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (22.36)%, (10.82)%, and 3.36%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions of the Fund for those same periods were (19.95)%, (10.28)%, and 3.68%, respectively. The cumulative total return after taxes on distributions of the Fund since inception through October 31, 2002 was 38.36%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions of the Fund since inception through October 31, 2002 was 42.64%. The average annual total returns after taxes on distributions and sale of shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (11.88)%, (6.17)%, and 4.41%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares of the Fund for those same periods were (10.37)%, (5.75)%, and 4.70%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Fund since inception through October 31, 2002 was 52.88%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of fund shares of the Fund since inception through October 31, 2002 was 56.99%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of the performance of unmanaged common stocks of smaller capitalization companies that are publicly traded in the U.S. securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended October 31, 2002, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Debt which is rated Baa is considered a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

     BBB - Bonds rated BBB have below average  protection  factors but are still
     considered  sufficient  for  prudent  investment.   There  is  considerable
     variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________


                                                               December 20, 2002

2002 FISCAL YEAR COMMENTARY


CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

             September 2000                 +11%
             December 2000                   -2%
             March 2001                     -11%
             June 2001                      -19%
             September 2001                 -25%
             December 2001                  -23%
             March 2002                      -8%
             June 2002                       +4%
             September 2002                 +16%
             December 2002                  +20% (First Call consensus forecast)
             Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:


[Line Graph Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)

  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Aggressive Growth Fund targets its investing primarily in smaller capitalization stock. Over this fiscal year in the small cap universe growth stocks suffered much deeper losses than value oriented stocks, as evidenced by the Russell 2000 Growth index (small cap) which was down 21.6% compared to the Russell 2000 Value index which lost only 2.5%. The Chesapeake Aggressive Growth Fund was down 19.1%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/ W. Whitfield Gardner                /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV



















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_______________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

        For the period from January 4, 1993 (Commencement of Operations)
                               to October 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                The Chesapeake Aggressive     Russell 2000       S&P 500 Total
                       Growth Fund                Index           Return Index
--------------------------------------------------------------------------------

01/04/93               $24,250                  $25,000            $25,000
04/30/93                24,917                   25,332             25,470
10/31/93                29,929                   29,484             27,462
04/30/94                33,099                   28,730             26,825
10/31/94                36,106                   29,011             28,524
04/30/95                38,740                   30,280             31,510
10/31/95                49,134                   33,929             36,066
04/30/96                51,321                   40,189             41,030
10/31/96                46,996                   39,611             44,756
04/30/97                47,851                   40,214             51,342
10/31/97                62,159                   51,135             59,128
04/30/98                66,287                   57,341             72,427
10/31/98                47,334                   45,185             72,131
04/30/99                54,344                   52,075             88,232
10/31/99                63,603                   51,936             90,646
04/30/00                88,087                   61,733             97,168
10/31/00                77,581                   61,081             96,168
04/30/01                67,444                   60,032             84,563
10/31/01                51,215                   53,422             72,218
04/30/02                57,819                   64,136             73,886
10/31/02                41,448                   47,247             61,309


This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

-------------------------- ------------ -------------- ------------------------
                                                         Since Commencement
                             One Year     Five Years    of Operations (1/4/93)
-------------------------- ------------ -------------- ------------------------
       No Sales Load         (19.07)%       (7.79)%             5.61 %
-------------------------- ------------ -------------- ------------------------
 3.00% Maximum Sales Load    (21.50)%       (8.35)%             5.28 %
-------------------------- ------------ -------------- ------------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at January 4, 1993 (commencement of operations of the Fund). All dividends and distributions are reinvested.

>>   At October 31, 2002,  the value of the Fund would have increased to $41,448
     - a cumulative total investment return of 65.79% since January 4, 1993. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $42,730 - a cumulative total investment return of 70.92% since January 4, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $61,309 - a cumulative total investment return of 145.23% since January 4, 1993; while the value of a similar investment in the Russell 2000 Index would have increased to $47,247 - a cumulative total investment return of 88.99% since January 4, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.27%

      Aerospace & Defense - 1.21%
        (a)BE Aerospace, Inc. ......................................................                  75,700             $   231,642
        (a)The Titan Corporation ...................................................                  45,800                 590,362
                                                                                                                         -----------
                                                                                                                             822,004
                                                                                                                         -----------
      Apparel Manufacturing - 6.53%
        (a)Jones Apparel Group, Inc. ...............................................                 127,700               4,423,528
                                                                                                                         -----------

      Auto Parts - Original Equipment - 0.39%
        (a)Dura Automotive Systems, Inc. ...........................................                  31,000                 262,570
                                                                                                                         -----------

      Biotechnology - 0.30%
        (a)Harvard Bioscience, Inc. ................................................                  68,800                 206,400
                                                                                                                         -----------

      Commercial Services - 3.64%
           First American Corporation ..............................................                  51,000               1,042,950
        (a)Overture Services, Inc. .................................................                  51,700               1,423,301
                                                                                                                         -----------
                                                                                                                           2,466,251
                                                                                                                         -----------
      Communication Services - 1.01%
           Harris Corporation ......................................................                  26,000                 685,880
                                                                                                                         -----------

      Computer Software & Services - 8.89%
        (a)CheckFree Corp. .........................................................                  38,100                 620,268
        (a)Cognizant Technology Solutions Corporation ..............................                  20,500               1,356,485
        (a)Cognos, Inc. ............................................................                  37,500                 743,250
        (a)Exult Inc. ..............................................................                 130,300                 371,355
           Fair, Isaac and Company, Incorporated ...................................                  14,800                 569,356
        (a)Foundry Networks, Inc. ..................................................                  85,600                 605,192
        (a)MICROS Systems, Inc. ....................................................                  26,800                 556,368
        (a)Network Associates, Inc. ................................................                  14,000                 222,460
        (a)Precise Software Solutions Ltd. .........................................                  37,800                 438,480
        (a)Quest Software, Inc. ....................................................                  49,500                 540,540
                                                                                                                         -----------
                                                                                                                           6,023,754
                                                                                                                         -----------
      Computers - 2.78%
        (a)Intergraph Corporation ..................................................                 102,400               1,884,160
                                                                                                                         -----------

      Construction - 1.23%
        (a)EMCOR Group, Inc. .......................................................                  17,200                 836,092
                                                                                                                         -----------

      Diversified Operations - 0.46%
        (a)Aura Systems, Inc. ......................................................               3,089,936                 308,994
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Educational Services - 0.07%
        (a)Edison Schools Inc. ...................................................                  100,500              $    45,225
                                                                                                                         -----------

      Electronics - 2.90%
           Harman International Industries, Inc. .................................                   13,900                  778,400
        (a)Kopin Corporation .....................................................                  115,000                  426,650
        (a)Power-One, Inc. .......................................................                  141,600                  761,808
                                                                                                                         -----------
                                                                                                                           1,966,858
                                                                                                                         -----------
      Electronics - Semiconductor - 6.46%
        (a)ATI Technologies Inc. .................................................                   40,100                  257,442
        (a)DSP Group, Inc. .......................................................                   47,900                  684,970
        (a)LTX Corporation .......................................................                  145,700                  903,340
        (a)Marvell Technology Group Ltd. .........................................                   11,996                  194,455
        (a)O2Micro International Limited .........................................                   38,700                  332,007
        (a)OmniVision Technologies, Inc. .........................................                   73,500                  832,020
        (a)Semtech Corporation ...................................................                   25,000                  353,250
        (a)SpeedFam-IPEC, Inc. ...................................................                   54,300                  311,682
        (a)TriQuint Semiconductor, Inc. ..........................................                   36,550                  184,578
        (a)Veeco Instruments Inc. ................................................                   27,000                  323,460
                                                                                                                         -----------
                                                                                                                           4,377,204
                                                                                                                         -----------
      Entertainment - 3.74%
        (a)GameStop Corporation ..................................................                   44,400                  794,760
        (a)Take-Two Interactive Software, Inc. ...................................                   67,600                1,742,728
                                                                                                                         -----------
                                                                                                                           2,537,488
                                                                                                                         -----------
      Financial - Consumer Credit - 1.03%
        (a)AmeriCredit Corporation ...............................................                   91,900                  697,521
                                                                                                                         -----------

      Financial - Non-Banks - 1.67%
           American Capital Strategies, Ltd. .....................................                   57,600                1,132,416
                                                                                                                         -----------

      Financial Services - 0.32%
           MCG Capital Corporation ...............................................                   18,200                  213,668
                                                                                                                         -----------

      Food Processing - 1.84%
        (a)Dean Foods Company ....................................................                   33,200                1,244,668
                                                                                                                         -----------

      Foreign - 1.06%
        (a)ASM International N.V. - ADR ..........................................                   56,300                  715,010
                                                                                                                         -----------

      Homebuilders - 1.59%
        (a)Beazer Homes USA, Inc. ................................................                    9,300                  611,289
           Walter Industries, Inc. ...............................................                   42,600                  466,470
                                                                                                                         -----------
                                                                                                                           1,077,759
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 4.29%
        (a)First Health Group Corp. ..................................................                 96,900            $ 2,517,462
           Scottish Annuity & Life Holdings, Ltd. ....................................                 22,200                392,718
                                                                                                                         -----------
                                                                                                                           2,910,180
                                                                                                                         -----------
      Insurance - Brokerage - 3.72%
           Brown & Brown .............................................................                 56,800              1,726,720
           Hilb, Rogal and Hamilton Company ..........................................                 19,400                795,400
                                                                                                                         -----------
                                                                                                                           2,522,120
                                                                                                                         -----------
      Machine - Diversified - 1.65%
        (a)AGCO Corporation ..........................................................                 44,000              1,117,600
                                                                                                                         -----------

      Medical - Biotechnology - 3.59%
        (a)ARIAD Pharmaceuticals, Inc. ...............................................                 65,400                152,382
        (a)Durect Corporation ........................................................                104,600                338,904
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................                 90,696                198,624
           ICN Pharmaceuticals, Inc. .................................................                 17,400                145,290
        (a)ILEX Oncology, Inc. .......................................................                 44,600                273,844
        (a)Immunomedics, Inc. ........................................................                 42,100                293,858
        (a)Progenics Pharmaceuticals, Inc. ...........................................                 33,600                240,240
        (a)Regeneration Technologies, Inc. ...........................................                 86,400                787,104
                                                                                                                         -----------
                                                                                                                           2,430,246
                                                                                                                         -----------
      Medical - Hospital Management & Services - 5.60%
        (a)LifePoint Hospitals, Inc. .................................................                 44,700              1,401,345
        (a)Medical Resources, Inc. ...................................................                  4,885                      2
        (a)Triad Hospitals, Inc. .....................................................                 28,200              1,029,300
        (a)Universal Health Services, Inc. ...........................................                 28,160              1,365,197
                                                                                                                         -----------
                                                                                                                           3,795,844
                                                                                                                         -----------
      Medical Supplies - 3.96%
        (a)Aksys, Ltd ................................................................                 84,200                336,800
           Biomet, Inc. ..............................................................                 27,925                822,670
        (a)INAMED Corporation ........................................................                 57,200              1,524,952
                                                                                                                         -----------
                                                                                                                           2,684,422
                                                                                                                         -----------
      Metal Fabrication & Hardware - 0.28%
        (a)Steel Dynamics, Inc. ......................................................                 14,800                192,844
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 2.22%
        (a)Identix Incorporated ......................................................                154,500                928,545
        (a)Paxar Corporation .........................................................                 39,700                572,474
        (a)Wilshire Technologies, Warrants, expire 11/28/2002 ........................                 11,956                      0
                                                                                                                         -----------
                                                                                                                           1,501,019
                                                                                                                         -----------
      Oil & Gas - Domestic - 1.06%
           Chesapeake Energy Corporation .............................................                102,700                716,846
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 3.47%
           ENSCO International Incorporated ......................................                   41,000              $ 1,108,640
        (a)Patterson-UTI Energy, Inc. ............................................                   42,900                1,240,668
                                                                                                                         -----------
                                                                                                                           2,349,308
                                                                                                                         -----------
      Packaging & Containers - 2.13%
        (a)Crown Cork & Seal Company, Inc. .......................................                  225,400                1,442,560
                                                                                                                         -----------

      Pharmaceuticals - 1.93%
        (a)Taro Pharmaceutical Industries Ltd. ...................................                   37,700                1,310,075
                                                                                                                         -----------

      Pharmaceutical Services - 2.32%
        (a)Caremark Rx, Inc. .....................................................                   88,700                1,569,990
                                                                                                                         -----------

      Retail - Apparel - 2.11%
        (a)AnnTaylor Stores Corporation ..........................................                   61,100                1,431,573
                                                                                                                         -----------

      Retail - Automotive Parts - 0.96%
        (a)Sonic Automotive, Inc. ................................................                   41,100                  647,325
                                                                                                                         -----------

      Retail - Drug Stores - 1.16%
        (a)Duane Reade Inc. ......................................................                   40,800                  784,992
                                                                                                                         -----------

      Retail - Specialty Line - 7.27%
        (a)1-800-FLOWERS.COM, Inc. ...............................................                   56,200                  387,780
        (a)Hollywood Entertainment Corporation ...................................                   72,200                1,419,452
        (a)PETCO Animal Supplies, Inc. ...........................................                   50,500                1,265,530
           Pier 1 Imports, Inc. ..................................................                   62,700                1,181,895
        (a)School Specialty, Inc. ................................................                   27,800                  672,204
                                                                                                                         -----------
                                                                                                                           4,926,861
                                                                                                                         -----------
      Telecommunications - 1.02%
        (a)Mediacom Communications Corporation ...................................                  126,900                  691,605
                                                                                                                         -----------

      Telecommunications Equipment - 0.27%
        (a)Centillium Communications, Inc. .......................................                   42,600                  129,504
        (a)Forgent Networks, Inc. ................................................                   31,200                   53,040
                                                                                                                         -----------
                                                                                                                             182,544
                                                                                                                         -----------
      Transportation - Air - 0.93%
        (a)Atlantic Coast Airlines Holdings, Inc. ................................                   47,800                  630,960
                                                                                                                         -----------





                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Transportation - Miscellaneous - 2.21%
        (a)Arkansas Best Corporation ............................................                  20,300                $   607,985
           GATX Corporation .....................................................                  16,700                    334,835
        (a)Swift Transportation Co., Inc. .......................................                  34,500                    555,105
                                                                                                                         -----------
                                                                                                                           1,497,925
                                                                                                                         -----------

           Total Common Stocks (Cost $72,015,625) .......................................................                 67,264,289
                                                                                                                         -----------

INVESTMENT COMPANY - 0.85%

      AIM Liquid Assets Portfolio - Institutional Class .........................                 574,802                    574,802
           (Cost $574,802)                                                                                               -----------



Total Value of Investments (Cost $72,590,427 (b)) ...............................                  100.12 %            $ 67,839,091
Liabilities in Excess of Other Assets ...........................................                   (0.12)%                 (79,521)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $ 67,759,570
                                                                                                   ======              ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is 73,592,027.  Unrealized appreciation  (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ......................................................................              $ 11,524,130
           Unrealized depreciation ......................................................................               (17,277,066)
                                                                                                                       ------------

                       Net unrealized depreciation ......................................................              $ (5,752,936)
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $72,590,427) ........................................................                $ 67,839,091
      Income receivable ...............................................................................                       1,121
      Receivable for investments sold .................................................................                     469,191
      Receivable for fund shares sold .................................................................                     238,402
      Other assets ....................................................................................                       2,332
                                                                                                                       ------------

           Total assets ...............................................................................                  68,550,137
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      67,017
      Payable for investment purchases ................................................................                     464,838
      Payable for fund shares redeemed ................................................................                     237,834
      Disbursements in excess of cash on demand deposit ...............................................                      20,878
                                                                                                                       ------------

           Total liabilities ..........................................................................                     790,567
                                                                                                                       ------------

NET ASSETS
      (applicable to 8,081,889 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 67,759,570
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($67,759,570 / 8,081,889 shares) ................................................................                $       8.38
                                                                                                                       ============

OFFERING PRICE PER SHARE
      (100 / 97 of $8.38) .............................................................................                $       8.64
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 79,224,010
      Accumulated net realized loss on investments ....................................................                  (6,713,104)
      Net unrealized depreciation on investments ......................................................                  (4,751,336)
                                                                                                                       ------------
                                                                                                                       $ 67,759,570
                                                                                                                       ============














See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ....................................................................................               $        244
           Dividends ...................................................................................                    341,184
                                                                                                                       ------------

               Total income ............................................................................                    341,428
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  1,364,500
           Fund administration fees (note 2) ...........................................................                    131,870
           Custody fees ................................................................................                     26,728
           Registration and filing administration fees (note 2) ........................................                      6,001
           Fund accounting fees (note 2) ...............................................................                     37,916
           Audit fees ..................................................................................                     21,900
           Legal fees ..................................................................................                     13,808
           Securities pricing fees .....................................................................                      8,666
           Shareholder administration fees (note 2) ....................................................                     50,000
           Shareholder recordkeeping fees ..............................................................                     18,000
           Shareholder servicing expenses ..............................................................                      7,775
           Registration and filing expenses ............................................................                     18,070
           Printing expenses ...........................................................................                     12,454
           Trustee fees and meeting expenses ...........................................................                      7,949
           Other operating expenses ....................................................................                      8,346
                                                                                                                       ------------

               Total expenses ..........................................................................                  1,733,983
                                                                                                                       ------------

                    Less expense reimbursements (note 4) ...............................................                    (29,349)
                                                                                                                       ------------

               Net expenses ............................................................................                  1,704,634
                                                                                                                       ------------

                    Net investment loss ................................................................                 (1,363,206)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                 (3,905,341)
      Decrease in unrealized appreciation on investments ...............................................                (12,240,288)
                                                                                                                       ------------

           Net realized and unrealized loss on investments .............................................                (16,145,629)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ....................................               $(17,508,835)
                                                                                                                       ============







See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,     August 31,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss .........................................                 $ (1,363,206)   $   (281,895)   $ (2,247,782)
         Net realized (loss) gain from investment transactions .......                   (3,905,341)     (1,744,079)     10,590,506
         (Decrease) increase in unrealized appreciation on investments                  (12,240,288)    (18,850,858)   (122,846,780)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ...                  (17,508,835)    (20,876,832)   (114,504,056)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ..............                   (7,653,543)              0     (54,209,411)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from
              capital share transactions (b) .........................                  (42,236,954)     (6,275,257)     12,656,159
                                                                                       ------------    ------------    ------------

                     Total decrease in net assets ....................                  (67,399,332)    (27,152,089)   (156,057,308)

NET ASSETS

     Beginning of period .............................................                  135,158,902     162,310,991     318,368,299
                                                                                       ------------    ------------    ------------

     End of period ...................................................                 $ 67,759,570    $135,158,902    $162,310,991
                                                                                       ============    ============    ============

(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       --------------------------------------------------------------------------------------------
                                                 Year ended                    Period ended                     Year ended
                                              October 31, 2002             October 31, 2001 (a)              August 31, 2001

                                          Shares           Value          Shares           Value          Shares           Value
                                       --------------------------------------------------------------------------------------------

Shares sold .........................     1,339,818    $ 15,283,173          83,741    $    850,058       1,266,031    $ 18,432,306

Shares issued for reinvestment
of distributions.....................       691,503       7,495,889               0               0       3,413,804      52,538,444
                                       ------------    ------------    ------------    ------------    ------------    ------------

                                          2,031,321      22,779,062          83,741         850,058       4,679,835      70,970,750

Shares redeemed .....................    (6,295,750)    (65,016,016)       (669,084)     (7,125,315)     (3,753,085)    (58,314,591)
                                       ------------    ------------    ------------    ------------    ------------    ------------

     Net (decrease) increase ........    (4,264,429)   $(42,236,954)       (585,343)   $ (6,275,257)        926,750    $ 12,656,159
                                       ============    ============    ============    ============    ============    ============




See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended  Period ended  Year ended   Year ended   Year ended   Year ended
                                                        October 31,  October 31,  August 31,   August 31,   August 31,   August 31,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  10.95     $  12.55     $  26.52     $  16.81     $  13.30     $  22.44

      (Loss) income from investment operations
           Net investment loss .........................    (0.17)       (0.02)       (0.17)       (0.34)       (0.24)       (0.24)
           Net realized and unrealized (loss) gain
               on investments ..........................    (1.78)       (1.58)       (9.05)       10.72         4.89        (6.02)
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (1.95)       (1.60)       (9.22)       10.38         4.65        (6.26)
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions   (0.62)        0.00        (4.75)       (0.67)       (1.14)       (2.88)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   8.38     $  10.95     $  12.55     $  26.52     $  16.81     $  13.30
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .......................................   (19.07)%     (12.75)%     (38.06)%      63.18 %      36.16 %     (32.12)%
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 67,760     $135,159     $162,311     $318,368     $286,081     $369,804
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.59 %       1.67 %(b)    1.48 %       1.42 %       1.42 %       1.40 %
           After expense reimbursements and waived fees      1.56 %       1.65 %(b)    1.47 %       1.40 %       1.39 %       1.40 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.28)%      (1.22)%(b)   (1.11)%      (1.24)%      (1.15)%      (1.15)%
           After expense reimbursements and waived fees     (1.25)%      (1.20)%(b)   (1.10)%      (1.23)%      (1.12)%      (1.15)%

      Portfolio turnover rate ..........................    70.10 %      14.66 %      84.73 %      82.00 %     110.27 %      86.18 %

(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $1,744,079 of which expires in the year 2009 and $3,967,425 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,363,206 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.


                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $4.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.




                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $75,513,874 and $125,146,783, respectively, for the year ended October 31, 2002.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $29,349 under these agreements.

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age,             Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212)436-2000
Fax: (212)436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust And Shareholders of
   The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2002, the period ended October 31, 2001, and the year ended August 31, 2001, and the financial highlights for the years and periods
presented.   These  financial   statements  and  financial  highlights  are  the
responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2002, the results of its operations the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended August 31, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.





/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE CHESAPEAKE GROWTH FUND

                                February 28, 2003

                                 A series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863







                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES..................................................... 2
INVESTMENT LIMITATIONS........................................................ 4
PORTFOLIO TRANSACTIONS........................................................ 5
NET ASSET VALUE............................................................... 6
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................ 7
DESCRIPTION OF THE TRUST...................................................... 8
ADDITIONAL INFORMATION CONCERNING TAXES....................................... 9
MANAGEMENT OF THE FUND........................................................11
SPECIAL SHAREHOLDER SERVICES..................................................17
ADDITIONAL INFORMATION ON PERFORMANCE.........................................20
FINANCIAL STATEMENTS..........................................................22
APPENDIX A - DESCRIPTION OF RATINGS...........................................23







This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses for The Chesapeake Growth Fund's ("Fund") Institutional Shares, Super-Institutional Shares, and the Class A Investor Shares, each dated the same date as this SAI, and is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Reports may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for each class of shares ("Class") of the Fund. The Fund was organized on April 6, 1994 as a separate diversified series of the Gardner Lewis Investment Trust ("Trust"). The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on October 2, 1992 as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management L.P. ("Advisor"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets, except as otherwise permitted by SEC rules. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes in interest rates.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest more than 10% of the value of its total assets in foreign securities or sponsored American Depository Receipts ("ADRs");

(4) Invest in the securities of any issuer if any of the officers or Trustees of the Trust or officers or directors of its investment advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(5) Invest for the purpose of exercising control or management of another issuer;

(6) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration leases or development programs, except that the Fund may invest in the securities of companies (other than those that are not readily marketable) which own or deal in such things;

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(8) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(9) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11) Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);

(12) Invest in securities of issuers which have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets will be invested in such securities;

(13) Issue senior securities, borrow money or pledge its assets;

(14) Write, purchase, or sell puts, calls, warrants, or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; and

(15) Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended October 31, 2002, the Fund participated in commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund) with Instinet Corporation and Standard & Poors Securities, Inc., both of New York, New York. These portions are then used to offset overall Fund expenses. During such year the firms received $102,758 and $109,142, respectively, in brokerage commissions from the Fund and paid $34,264 and $65,779, respectively, of the Fund's operating expenses. These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker, although the Advisor has not utilized such a broker during the last three fiscal years. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended October 31, 2002, the fiscal period from March 1, 2001 to October 31, 2001 ("fiscal period ended October 31, 2001"), and the fiscal year ended February 28, 2001, the Fund paid brokerage commissions of $727,945, $654,803, and $527,401, respectively.


                                 NET ASSET VALUE

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Class A Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of

Trust,   determinations   by  the  Trustees  as  to  the  direct  and  allocable
liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The net asset value per share of each Class of the Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund's net asset value will not be determined.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended October 31, 2002, the total expenses of the Fund (after expense reductions of $100,043 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $1,927,255 (1.04%, 1.20%, and 1.87% of the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively). For the fiscal period ended October 31, 2001, the total expenses of the Fund (after expense reductions of $49,429 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $1,684,110 (1.05%, 1.20%, and 1.69% of the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively). For the fiscal year ended February 28, 2001, the total expenses of the Fund (after expense reductions of $39,641 paid by brokers pursuant to brokerage/service arrangements with the Fund and waiver of $4,167 of shareholder administration fees) were $3,576,516 (1.05%, 1.17%, and 1.51% of the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively).


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge generally for the Class A Investor Shares. Capital Investment Group, Inc. ("Distributor") receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Class A Investor Shares, along with the information on current purchases, rights of accumulation, and letters of intent. See "Investing in the Fund" in the Class A Investor Shares Prospectus.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution ("Plan") for the Class A Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Investing in the Fund - Distribution of the Fund's Shares" section in the Class A Investor Shares Prospectus). Under the Plan, the Fund may expend a percentage of the Class A Investor Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Class A Investor Shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plan is 0.25% of the average net assets of the Class A Investor Shares. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Trustees have made such a determination for the current year of operations under the Plan. The
Plan, the Distribution Agreement and any dealer agreement with any broker/dealers may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the Class A Investor Shares' outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Class A Investor Shares' outstanding voting stock, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal year ended October 31, 2002, the Fund incurred $32,134 for costs incurred in connection with the Plan for the Class A Investor Shares. For the fiscal period ended October 31, 2001, the Fund incurred $35,439 for costs incurred in connection with the Plan for the Class A Investor Shares. For the fiscal year ended February 28, 2001, the Fund incurred $86,915 for costs incurred in connection with the Plan for the Class A Investor Shares. For the fiscal year ended October 31, 2002, these costs incurred in connection with the Plan for the Class A Investor Shares were attributed primarily to the compensation of sales personnel for the sale of Class A Investor Shares and servicing of shareholder accounts of those classes of shares, with a small portion spent on miscellaneous costs incurred in connection with distribution of the Fund's shares.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 2, 1992. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Aggressive Growth Fund, and The Chesapeake Core Growth Fund (collectively, the "Chesapeake Funds"), all managed by the Advisor. The shares of The Chesapeake Aggressive Growth Fund and the Chesapeake Core Growth Fund are all of one class; the shares of the Fund are divided into three classes (Institutional Shares, Super-Institutional Shares, and Class A Investor Shares). Prior to April 26, 2000, the Fund also offered Class C Investor Shares and Class D Investor Shares. On April 26, 2000, all Class C and Class D Investor Shares were converted into Class A Investor Shares. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectuses or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectuses, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2003) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S.
shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a U.S. trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a U.S. permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                             MANAGEMENT OF THE FUND

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
      Name, Age,             Position(s)   Length          Principal Occupation(s)         Number of    Other Directorships Held by
     and Address             held with     of Time           During Past 5 Years           Portfolios              Trustee
                             Fund/Trust    Served                                           in Fund
                                                                                            Complex
                                                                                           Overseen by
                                                                                             Trustee
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Jack E. Brinson, 70          Trustee     Since      Retired;   Previously,   President,        3        Independent   Trustee -  The
                                         8/92       Brinson  Investment  Co.  (personal                 Nottingham  Investment Trust
                                                    investments)   and   President,                     II  for  the eight series of
                                                    Brinson Chevrolet,  Inc.                            that  trust;  New Providence
                                                    (auto dealership)                                   Investment  Trust  for   the
                                                                                                        one  series    that   trust;
                                                                                                        Hillman  Capital  Management
                                                                                                        Investment Trust for the two
                                                                                                        series   of  that trust; and
                                                                                                        de Leon Funds Trust for the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Theo H. Pitt, Jr., 66        Trustee    Since 4/02  Senior Partner, Community  Financial       3        Independent       Trustee -
                                                    Institutions  Consulting,     Rocky                 Hillman  Capital  Management
                                                    Mount, North Carolina                               Investment   Trust  for  the
                                                                                                        two  series  of  that  trust
                                                                                                        (registered       investment
                                                                                                        company)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
W. Whitfield Gardner, 40     Chairman    Since 6/96 Chairman   and    Chief    Executive        3                  None
The Chesapeake Funds         and                    Officer,   Gardner    Lewis    Asset
285 Wilmington-West          Chief                  Management    L.P.    (the    Fund's
Chester Pike                 Executive              investment  advisor);  Chairman  and
Chadds Ford,                 Officer                Chief  Executive  Officer,   Gardner
Pennsylvania  19317          (Principal             Lewis    Asset   Management,    Inc.
                             Executive              (investment advisor)
                             Officer)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Basis of Interestedness.  W. Whitfield Gardner is  an Interested  Trustee because  he is an officer  and principal owner of Gardner
Lewis Asset Management L.P., the Fund's investment advisor.
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
John L. Lewis, IV, 39        President   Since      President,   Gardner   Lewis   Asset       n/a                 n/a
The Chesapeake Funds                     12/93      Management L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
C. Frank Watson III, 32      Secretary   Secretary  President   and   Chief    Operating       n/a                n/a
                             and         since      Officer,  The   Nottingham   Company
                             Treasurer   5/96;      (administrator to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,  Chief  Operating
                             Financial   since      Officer, The Nottingham Company
                             Officer)    12/02

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

                                       11

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Julian G. Winters, 34        Assistant   Assistant  Vice           President-Compliance       n/a                 n/a
                             Secretary   Secretary  Administration,    The    Nottingham
                             and         since      Company,   since 1998;   previously,
                             Assistant   4/98;      Fund   Accountant,  The   Nottingham
                             Treasurer   Assistant  Company
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
William D. Zantzinger, 41    Vice        Since      Manager of  Trading,  Gardner  Lewis      n/a                 n/a
The Chesapeake Funds         President   12/93      Asset Management L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Trustee Standing Committee. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Audit Committee met once during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2002 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

--------------------- ----------------------------------- ----------------------------------
                                                           Aggregate Dollar Range of Equity
                                                             Securities in All Registered
                                                            Investment Companies Overseen
    Name of Trustee    Dollar Range of Equity Securities       By Trustee in Family of
                                  in the Fund                   Investment Companies*
--------------------- ----------------------------------- ----------------------------------
                              Independent Trustees
--------------------- ----------------------------------- ----------------------------------
Jack E. Brinson                        A                                  B
--------------------- ----------------------------------- ----------------------------------
Theo H. Pitt, Jr.                      A                                  A
--------------------- ----------------------------------- ----------------------------------
                               Interested Trustee
--------------------- ----------------------------------- ----------------------------------
W. Whitfield Gardner                   E                                  E
--------------------- ----------------------------------- ----------------------------------

     *Includes each of the three funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2002, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving broker rebates. These rebates were used by the Fund to offset Fund expenses. The Advisor did not receive any direct benefits from the soft dollar arrangements other than the benefit to the Fund.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) the investment performance of the Fund; (iii) overall expenses of the Fund; (iv) the financial condition of the Advisor and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. The Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2002.

------------------------------- -------------- --------------------- --------------- ---------------
                                                                                          Total
                                                     Pension or                       Compensation
                                  Aggregate     Retirement Benefits     Estimated     from the Fund
                                 Compensation        Accrued As           Annual        and Trust
           Name of                 from the         Part of Fund      Benefits Upon      Paid to
       Person, Position              Fund             Expenses          Retirement      Trustees*
------------------------------- -------------- --------------------- --------------- ---------------
                                         Independent Trustees
------------------------------- -------------- --------------------- --------------- ---------------
Jack E. Brinson, Trustee            $3,500             None               None           $10,500
------------------------------- -------------- --------------------- --------------- ---------------
Theo H. Pitt, Jr., Trustee**        $1,175             None               None            $3,525
------------------------------- -------------- --------------------- --------------- ---------------
                                         Interested Trustee
------------------------------- -------------- --------------------- --------------- ---------------
W. Whitfield Gardner, Trustee        None              None               None             None
------------------------------- -------------- --------------------- --------------- ---------------

 * Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.
 **Mr. Pitt became a Trustee of the Trust on April 30, 2002.

Principal Holders of Voting Securities

As of January 31, 2003, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each Class of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of January 31, 2003.

  Name and Address of                    Amount and Nature of           Percent
  Beneficial Owner                       Beneficial Ownership*          of Class
  ----------------                       ---------------------          --------

                              INSTITUTIONAL SHARES

  Lemelson Foundation                     850,328.806 Shares             18.866%
  930 Tahoe Boulevard
  Suite 802 - PMB #363
  Incline Village, NV  89451

  Charles Schwab & Company, Inc.          517,836.009 Shares             11.489%
  House Account FBO Customers
  101 Montgomery Street
  San Francisco, CA  94104

  Joseph Garner Scott                     426,190.485 Shares              9.456%
  P.O. Box 250
  Lexington, SC  29072

  Strafe & Company FAO Blanchard          375,238.792 Shares              8.325%
  Valley Health Association Plan
  P.O. Box 160 Westerville, OH 43086-0160

  Castellini Foundation                   246,142.249 Shares              5.461%
  312 Elm Street, Suite 2600
  Cincinnati, OH  45202

                           SUPER-INSTITUTIONAL SHARES

  Ohio School                            10,270,511.693 Shares        100.000%**
  Employee Retirement System
  45 North 4th Street
  Columbus, OH  43214-3634

                             CLASS A INVESTOR SHARES

  Charles Schwab & Company, Inc.         56,031.796 Shares                5.006%
  Custody Account FBO Customers
  101 Montgomery Street
  San Francisco, CA  94104

  * The shares indicated are believed by the Fund to be owned both of record and beneficially.


  **Pursuant to applicable SEC regulations, this shareholder is deemed to control the indicated Class of Shares of the Fund and is a part of the State of Ohio employee retirement investment pool.

Investment Advisor and Other Service Providers

Investment Advisor. Information about Gardner Lewis Asset Management L.P., Chadds Ford, Pennsylvania and its duties and compensation as investment advisor is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis, IV. Both are principals of the Advisor. W. Whitfield Gardner, John L. Lewis, IV and William D. Zantzinger are affiliated persons of the Fund and the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended October 31, 2002, the fiscal period ended October 31, 2001, and the fiscal year ended February 28, 2001, the Advisor received its fee in the amount of $1,659,855, $1,448,519, and $3,126,753, respectively.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

Compensation of the Administrator is based on a fund administration fee of $12,500 per each Investor Shares Class and Institutional Shares Class, plus a fee at the annual rate of 0.075% of the average daily net assets of each Investor Shares Class and Institutional Shares Class of the Fund, and 0.015% of the average daily net assets of the Super-Institutional Shares Class of the Fund for general administration services. In addition, the Administrator currently receives a base monthly fund accounting fee of $2,250 and annual asset based fee of 0.01% of the average daily net assets for each Investor Shares Class and Institutional Shares Class for fund accounting and recordkeeping services for such Classes of Shares of the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800 ($400 per month) plus transaction fees. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For services to the Fund for the fiscal year ended October 31, 2002, the fiscal period ended October 31, 2001, and the fiscal year ended February 28, 2001, the Administrator received aggregate administration fees of $91,529, $75,317, and $148,798 (waiving $4,167 of administration fees), respectively. For such fiscal years and period, the Administrator received $60,935, $42,154, and $52,000, respectively, for fund accounting and recordkeeping services.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the

Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholders Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $1,500 per month and a minimum fee of $750 per month for each additional Class of shares. For the fiscal year ended October 31, 2002, the Transfer Agent received $27,000 in such shareholder servicing fees. For the fiscal period ended October 31, 2001, the Transfer Agent received $18,000 in such shareholder servicing fees. For the fiscal year ended February 28, 2001, the Transfer Agent received $23,250 in such shareholder servicing fees.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal year ended October 31, 2002, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $1,027, from which the Distributor retained sales charges of $71. For the fiscal period ended October 31, 2001, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $2,786, from which the Distributor retained sales charges of $221. For the fiscal year ended February 28, 2001, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $6,509, from which the Distributor retained sales charges of $483.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.

Code of Ethics. The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are not issued.

Automatic  Investment  Plan  (Institutional  Shares and Class A Investor  Shares
Only). The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic  Withdrawal  Plan  (Institutional  Shares and Class A Investor Shares
Only). Shareholders owning shares with a value of $1,000,000 or more for holders of Institutional Shares and $25,000 or more for holders of Class A Investor Shares may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                           The Chesapeake Growth Fund
             [Class A Investor Shares] or [Institutional Shares] or
                  [Super-Institutional Shares], please specify
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price - Determining the Fund's Net Asset Value" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Redeeming Your Shares - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Reduced Sales Charges for Class A Investor Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a similar sales charge at the total public offering price of $250,000, and purchases shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table in the Class A Investor Shares Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Class A Investor Shares Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

          P(1+T)n = ERV

  Where:  T =    average annual total return.
          ERV=   ending  redeemable  value at the end of the  period
                 covered by the  computation of a hypothetical  $1,000
                 payment made at the beginning of the period.
          P =    hypothetical initial payment of $1,000 from which the maximum sales load is deducted.
          n =    period covered by the computation, expressed in terms of years.

The Fund may also compute the cumulative total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions and redemption of shares) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes for the Institutional Shares of the Fund for the one-year and five- year periods ended October 31, 2002 and since inception (April 6, 1994) through October 31, 2002 were (23.34)%, (4.83)%, and 5.32%, respectively. The cumulative total return before taxes for the Institutional Shares of the Fund since inception through October 31, 2002 was 55.95%. The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (23.37)%, (8.14)%, and (16.96)%, respectively. The cumulative total return after taxes on distributions for the Institutional Shares of the Fund since inception through October 31, 2002 was 30.30%. The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (14.20)%, (3.29)%, and 4.75%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund since inception through October 31, 2002 was 48.83%.

The average annual total returns before taxes for the Super-Institutional Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception (June 12, 1996) through October 31, 2002 were (23.23)%, (4.70)%, and 0.01%, respectively. The cumulative total return before taxes for the Super-Institutional Shares of the Fund since inception through October 31, 2002 was 0.06%. The average annual total returns after taxes on distributions for the Super-Institutional Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (23.26)%, (8.00)%, and (2.71)%, respectively. The cumulative total return after taxes on distributions for the Super-Institutional Shares of the Fund since inception through October 31, 2002 was (16.10)%. The average annual total returns after taxes on distributions and sale of shares for the Super-Institutional Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (14.14)%, (3.24)%, and 0.41%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Super-Institutional Shares of the Fund since inception through October 31, 2002 was 2.68%.

The average annual total returns before taxes for the Class A Investor Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception (April 7, 1995) through October 31, 2002 were (26.23)%, (5.84)%, and 2.93%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns before taxes for the Class A Investor Shares of the Fund for those same periods were (23.95)%, (5.27)%, and 3.35%, respectively. The cumulative total return before taxes for the Class A Investor Shares of the Fund since inception through October 31, 2002 was 24.48%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes for the Class A Investor Shares of the Fund since inception through October 31, 2002 was 28.33%. The average annual total returns after taxes on distributions for the Class A Investor Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (26.26)%, (9.18)%, and 0.48%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions for the Class A Investor Shares of the Fund for those same periods were (23.98)%, (8.63)%, and 0.88%, respectively. The cumulative total return after taxes on distributions for the Class A Investor Shares of the Fund since inception through October 31, 2002 was 3.66%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions for the Class A Investor Shares of the Fund since inception through October 31, 2002 was 6.86%. The average annual total returns after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund for the one-year and five-year periods ended October 31, 2002 and since inception through October 31, 2002 were (15.96)%, (4.03)%, and 2.79%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund for those same periods were (14.57)%, (3.58)%, and 3.14%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund since inception through October 31, 2002 was 23.20%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of fund shares for the Class A Investor Shares of the Fund since inception through October 31, 2002 was 26.38%.

The Fund may also quote the performance of the Class A Investor Shares of the Fund from the original inception of the Fund on April 6, 1994, as opposed to the inception of the Class A Investor Shares on April 7, 1995. Under such circumstances, historical performance of the Class A Investor Shares will be calculated by using the performance of the original class of the Fund (now called the Institutional Shares) from inception on April 6, 1994, until the date of issuance of the Class A Investor Shares on April 7, 1995, and combining such performance with the performance of the Class A Investor Shares since April 7, 1995. Calculated in this manner, the average annual returns before taxes of the Class A Investor Shares of the Fund since inception through October 31, 2002, with and without reflecting the effects of the maximum sales load, were 4.57% and 4.95%, respectively, and the cumulative total returns before taxes of the Class A Shares of the Fund since inception through October 31, 2002, with and without reflecting the effects of the maximum sales load, were 46.76% and 51.30%, respectively. The average annual returns after taxes on distributions of the Class A Investor Shares of the Fund since inception through October 31, 2002, with and without reflecting the effects of the maximum sales load, were 2.37% and 2.73%, respectively, and the cumulative total returns after taxes on distributions of the Class A Shares of the Fund since inception through October 31, 2002, with and without reflecting the effects of the maximum sales load, were 22.21% and 25.99%, respectively. The average annual returns after taxes on distributions and sale of shares of the Class A Investor Shares of the Fund since inception through October 31, 2002, with and without reflecting the effects of the maximum sales load, were 4.09% and 4.46%, respectively, and the cumulative total returns after taxes on distributions and sale of shares of the Class A Shares of the Fund since inception through October 31, 2002, with and without reflecting the effects of the maximum sales load, were 41.06% and 45.42%, respectively.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of the performance of unmanaged common stocks of small capitalization companies that are publicly traded in the U.S. securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal year ended  October 31, 2002,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS


The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Debt that is rated Baa is considered a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the security over any long period of time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

     BBB - Bonds rated BBB have  below-average  protection factors but are still
     considered  sufficient  for  prudent  investment.   There  is  considerable
     variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust


                           Institutional Class Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                              December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

         September 2000                  +11%
         December 2000                    -2%
         March 2001                      -11%
         June 2001                       -19%
         September 2001                  -25%
         December 2001                   -23%
         March 2002                       -8%
         June 2002                        +4%
         September 2002                  +16%
         December 2002                   +20% (First Call consensus forecast)
         Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:

[Line Graphs Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Growth Fund targets its investing primarily in smaller and medium capitalization stocks. Over this fiscal year, growth stocks suffered much deeper losses than value oriented stocks. The Russell 2000 Growth index (small cap) was down 21.6% while the Russell 2000 Value index lost only 2.5%; the Russell Midcap Growth index was down 17.6% while the Russell Midcap Value index lost only 3.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV





















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_________________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

                 For the period from April 6, 1994 (Commencement
                       of Operations) to October 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                 The Chesapeake Growth         S&P 500 Total       Russell 2000
                  Fund Institutional           Return Index           Index
--------------------------------------------------------------------------------

  4/6/94               $1,000,000               $1,000,000         $1,000,000
 4/30/94                1,017,400                1,007,167            992,221
10/31/94                1,124,400                1,070,963          1,001,925
 4/30/95                1,189,000                1,183,075          1,045,731
10/31/95                1,494,000                1,354,144          1,171,751
 4/30/96                1,569,646                1,540,512          1,387,973
10/31/96                1,532,177                1,680,419          1,368,020
 4/30/97                1,573,697                1,927,709          1,388,844
10/31/97                1,996,995                2,220,039          1,766,013
 4/30/98                2,158,190                2,719,366          1,980,362
10/31/98                1,740,402                2,708,251          1,560,552
 4/30/99                2,147,448                3,312,796          1,798,493
10/31/99                2,368,125                3,403,442          1,793,705
 4/30/00                3,614,225                3,648,312          2,132,047
10/31/00                3,740,973                3,610,747          2,109,533
 4/30/01                2,845,750                3,175,053          2,073,312
10/31/01                2,034,184                2,711,526          1,845,018
 4/30/02                2,118,671                2,774,140          2,215,026
10/31/02                1,559,460                2,301,917          1,631,760


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

           -------------- ---------------- ---------------------
                                               Since 4/6/94
              One Year       Five Years      (Commencement of
                                               Operations)
           -------------- ---------------- ---------------------
              (23.34)%         (4.83)%            5.32 %
           -------------- ---------------- ---------------------

>>   The  graph  assumes  an  initial  $1,000,000  investment  at April 6,  1994
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2002, the value of the Fund's Institutional Shares would have increased to $1,559,460 - a cumulative total investment return of 55.95% since April 6, 1994.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $2,301,917 - a cumulative total investment return of 130.19%; while a similar investment in the Russell 2000 Index would have increased to $1,631,760 - a cumulative total investment return of 63.18% since April 6, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.60%

      Agriculture - 2.09%
           Deere & Company .............................................................                58,000          $  2,690,620
                                                                                                                        ------------

      Apparel Manufacturing - 6.90%
        (a)Jones Apparel Group, Inc. ...................................................               257,200             8,909,408
                                                                                                                        ------------

      Broadcast - Cable - 6.26%
        (a)Clear Channel Communications, Inc. ..........................................               158,400             5,868,720
        (a)Grupo Televisa S.A. - ADR ...................................................                78,500             2,205,850
                                                                                                                        ------------
                                                                                                                           8,074,570
                                                                                                                        ------------
      Commercial Services - 6.47%
        (a)Cendant Corporation .........................................................               111,200             1,278,800
        (a)Concord EFS, Inc. ...........................................................                83,900             1,198,092
           Equifax Inc. ................................................................                78,500             1,849,460
        (a)Overture Services, Inc. .....................................................               145,900             4,016,627
                                                                                                                        ------------
                                                                                                                           8,342,979
                                                                                                                        ------------
      Computer Software & Services - 4.99%
        (a)Cadence Design Systems, Inc. ................................................               101,500             1,028,195
        (a)CheckFree Corp. .............................................................                78,700             1,281,236
        (a)Electronic Arts Inc. ........................................................                38,600             2,513,632
        (a)Network Associates, Inc. ....................................................               102,100             1,622,369
                                                                                                                        ------------
                                                                                                                           6,445,432
                                                                                                                        ------------
      Computers - 2.80%
        (a)EMC Corporation .............................................................               144,800               739,928
        (a)Emulex Corporation ..........................................................                39,300               705,435
        (a)QLogic Corporation ..........................................................                62,300             2,168,663
                                                                                                                        ------------
                                                                                                                           3,614,026
                                                                                                                        ------------
      Electronics - 2.32%
        (a)Celestica Inc. ..............................................................                38,300               528,540
           Harman International Industries, Incorporated ...............................                44,000             2,464,000
                                                                                                                        ------------
                                                                                                                           2,992,540
                                                                                                                        ------------
      Electronics - Semiconductor - 5.04%
        (a)Chartered Semiconductor Manufacturing Limited - ADR .........................                65,300               326,500
        (a)Fairchild Sermiconductor Corporation ........................................               151,300             1,800,470
        (a)International Rectifier Corporation .........................................                56,700               979,209
        (a)LSI Logic Corporation .......................................................               152,800               901,520
        (a)Novellus Systems, Inc. ......................................................                52,700             1,665,320
        (a)Semtech Corporation .........................................................                58,400               825,192
                                                                                                                        ------------
                                                                                                                           6,498,211
                                                                                                                        ------------
      Entertainment - 2.37%
        (a)Gemstar-TV Guide International, Inc. ........................................               144,200               520,562
        (a)USA Interactive .............................................................               100,500             2,541,645
                                                                                                                        ------------
                                                                                                                           3,062,207
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 1.82%
        (a)AmeriCredit Corporation .................................................                 309,500            $  2,349,105
                                                                                                                        ------------

      Financial Services - Commercial - 3.12%
           H&R Block, Inc. .........................................................                  90,700               4,025,266
                                                                                                                        ------------

      Homebuilders - 3.73%
           D.R. Horton, Inc. .......................................................                 114,050               2,197,744
           Lennar Corporation ......................................................                  47,300               2,609,541
                                                                                                                        ------------
                                                                                                                           4,807,285
                                                                                                                        ------------
      Insurance - Brokerage - 3.90%
           Brown & Brown ...........................................................                 111,200               3,380,480
        (a)Willis Group Holdings Limited ...........................................                  54,000               1,652,400
                                                                                                                        ------------
                                                                                                                           5,032,880
                                                                                                                        ------------
      Investment Analysis - 5.28%
           Federated Investors, Inc. ...............................................                  97,600               2,615,680
           Moody's Corporation .....................................................                  89,100               4,196,610
                                                                                                                        ------------
                                                                                                                           6,812,290
                                                                                                                        ------------
      Medical - Biotechnology - 0.76%
        (a)Medarex, Inc. ...........................................................                 247,300                 981,781
                                                                                                                        ------------

      Medical - Hospital Management & Services - 5.73%
           HCA Inc. ................................................................                  72,100               3,135,629
        (a)HEALTHSOUTH Corporation .................................................                 572,700               2,491,245
        (a)Triad Hospitals, Inc. ...................................................                  48,500               1,770,250
                                                                                                                        ------------
                                                                                                                           7,397,124
                                                                                                                        ------------
      Medical Supplies - 9.47%
           Biomet, Inc. ............................................................                  53,175               1,566,535
        (a)Boston Scientific Corporation ...........................................                  90,800               3,416,804
        (a)St. Jude Medical, Inc. ..................................................                 109,500               3,899,295
        (a)Zimmer Holdings, Inc. ...................................................                  80,900               3,334,698
                                                                                                                        ------------
                                                                                                                          12,217,332
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 1.83%
           GlobalSantaFe Corporation ...............................................                  99,000               2,366,100
                                                                                                                        ------------

      Packaging & Containers - 3.86%
        (a)Crown Cork & Seal Company, Inc. .........................................                 500,900               3,205,760
        (a)Smurfit-Stone Container Corporation .....................................                 136,700               1,778,467
                                                                                                                        ------------
                                                                                                                           4,984,227
                                                                                                                        ------------
      Pharmaceuticals - 5.31%
        (a)Andrx Group .............................................................                  49,700                 767,865
           ICN Pharmaceuticals, Inc. ...............................................                  94,500                 789,075
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                  68,400               5,296,212
                                                                                                                        ------------
                                                                                                                           6,853,152
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Drug Stores - 0.68%
        (a)Rite Aid Corporation .................................................                 490,400               $    877,816
                                                                                                                        ------------

      Retail - Specialty Line - 5.81%
        (a)Amazon.com, Inc. .....................................................                 251,500                  4,869,040
           Blockbuster Inc. .....................................................                 109,500                  2,624,715
                                                                                                                        ------------
                                                                                                                           7,493,755
                                                                                                                        ------------
      Telecommunications - Equipment - 4.31%
        (a)Advanced Fibre Communications, Inc. ..................................                  76,600                  1,238,622
        (a)QUALCOMM Inc. ........................................................                  69,900                  2,412,948
        (a)UTStarcom, Inc. ......................................................                 112,000                  1,912,960
                                                                                                                        ------------
                                                                                                                           5,564,530
                                                                                                                        ------------
      Toys - 2.10%
           Mattel, Inc. .........................................................                 147,700                  2,711,772
                                                                                                                        ------------

      Travel Services - 1.65%
      (a)  Hotels.com ...........................................................                  34,200                  2,132,370
                                                                                                                        ------------

           Total Common Stocks (Cost $139,418,659) ......................................................                127,236,778
                                                                                                                        ------------

INVESTMENT COMPANY - 3.09%

           AIM Liquid Assets Portfolio - Institutional Class ....................               3,992,824                 3,992,824
           (Cost $3,992,824)                                                                                           ------------


Total Value of Investments (Cost $143,411,483 (b)) ..............................                  101.69 %            $131,229,602
Liabilities in Excess of Other Assets ...........................................                   (1.69)%              (2,182,974)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $129,046,628
                                                                                                   ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for federal income tax purposes is 144,033,134.  Unrealized  appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $ 18,848,628
           Unrealized depreciation ......................................................................               (31,652,160)
                                                                                                                       ------------
                      Net unrealized depreciation .......................................................              $(12,803,532)
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $143,411,483) ......................................................                $ 131,229,602
      Income receivable ..............................................................................                       23,527
      Receivable for investments sold ................................................................                      403,453
      Receivable for fund shares sold ................................................................                       67,914
                                                                                                                      -------------

           Total assets ..............................................................................                  131,724,496
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       45,465
      Payable for investment purchases ...............................................................                    2,591,797
      Payable for fund shares redeemed ...............................................................                        1,534
      Disbursements in excess of cash on demand deposit ..............................................                       21,154
      Other liabilities ..............................................................................                       17,918
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,677,868
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 129,046,628
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 231,004,537
      Accumulated net realized loss on investments ...................................................                  (89,776,028)
      Net unrealized depreciation on investments .....................................................                  (12,181,881)
                                                                                                                      -------------
                                                                                                                      $ 129,046,628
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($43,565,486 / 5,897,221 shares) ..........................................................                $        7.39
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,452,008 / 1,199,122 shares) ...........................................................                $        7.05
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $7.05) ...........................................                $        7.27
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($77,029,134 / 10,270,512 shares) .........................................................                $        7.50
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    391,798
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,659,855
           Fund administration fees (note 2) .............................................................                   66,529
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   32,134
           Custody fees ..................................................................................                   31,845
           Registration and filing administration fees (note 2) ..........................................                   11,086
           Fund accounting fees (note 2) .................................................................                   60,935
           Audit fees ....................................................................................                   22,800
           Legal fees ....................................................................................                   13,306
           Securities pricing fees .......................................................................                    5,528
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees ................................................................                   27,000
           Shareholder servicing expenses ................................................................                    2,583
           Registration and filing expenses ..............................................................                   24,968
           Printing expenses .............................................................................                   17,769
           Trustee fees and meeting expenses .............................................................                    6,874
           Other operating expenses ......................................................................                   19,086
                                                                                                                       ------------

               Total expenses ............................................................................                2,027,298
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                 (100,043)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,927,255
                                                                                                                       ------------

                    Net investment loss ..................................................................               (1,535,457)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (23,978,701)
      Decrease in unrealized appreciation on investments .................................................              (14,400,162)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................              (38,378,863)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $(39,914,320)
                                                                                                                       ============









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,    February 28,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................      $ (1,535,457)   $ (1,028,329)   $ (2,851,319)
         Net realized (loss) gain from investment transactions ..................       (23,978,701)    (58,020,627)     56,372,713
         Decrease in unrealized appreciation on investments .....................       (14,400,162)     (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ..............       (39,914,320)    (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................          (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
          transactions (b) ......................................................        (5,115,093)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total decrease in net assets ...............................       (45,233,113)    (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period ........................................................       174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period ..............................................................      $129,046,628    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       ---------------------------------------------------------------------------------------------
                                                Year ended                     Period ended                     Year ended
                                             October 31, 2002              October 31, 2001 (a)             Februrary 28, 2001
                                          Shares           Value          Shares           Value          Shares           Value
                                       ---------------------------------------------------------------------------------------------
-------------------------------------
         INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................     2,097,199    $ 21,075,780       1,460,319    $ 17,255,503         974,993    $ 17,646,900
Shares issued for reinvestment of
     distributions ..................         6,363          66,297               0               0       1,956,140      32,237,192
Shares redeemed .....................    (2,283,514)    (22,415,202)     (1,016,251)    (11,548,223)       (938,074)    (25,656,191)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (179,952)   $ (1,273,125)        444,068    $  5,707,280       1,993,059    $ 24,227,901
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS A INVESTOR SHARES
-------------------------------------
Shares sold .........................     1,208,191    $ 11,994,029          87,678    $    925,672         426,482    $ 10,448,813
Shares issued for reinvestment of
     distributions ..................         1,832          18,341               0               0         863,610      13,740,026
Shares redeemed .....................    (1,652,088)    (15,969,348)       (448,674)     (5,025,166)       (310,401)     (6,155,909)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (442,065)   $ (3,956,978)       (360,996)   $ (4,099,494)        979,691    $ 18,032,930
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS C INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           3,202    $    111,301
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0         (68,159)     (1,683,457)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0         (64,957)   $ (1,572,156)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS D INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           2,337    $     66,451
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0        (313,584)     (8,343,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0        (311,247)   $ (8,277,213)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
      SUPER-INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ..................        10,891         115,010               0               0       4,121,952      68,754,162
Shares redeemed .....................             0               0               0               0      (1,034,483)    (30,000,000)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ...................        10,891    $    115,010               0    $          0       3,087,469    $ 38,754,162
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
             FUND SUMMARY
-------------------------------------
Shares sold .........................     3,305,390    $ 33,069,809       1,547,997    $ 18,181,175       1,407,014    $ 28,273,465
Shares issued for reinvestment of
     distributions ..................        19,086         199,648               0               0       6,941,702     114,731,380
Shares redeemed .....................    (3,935,602)    (38,384,550)     (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (611,126)   $ (5,115,093)         83,072    $  1,607,786       5,684,015    $ 71,165,624
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .....................................     (23.95)%     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                                                             (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(b)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(b)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(b)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(b)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                       See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,535,457 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $71.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $32,134 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $166,815,396 and $174,305,024, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $100,043 under these agreements.

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age              Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust


                        Super-Institutional Class Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                              December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

         September 2000                  +11%
         December 2000                    -2%
         March 2001                      -11%
         June 2001                       -19%
         September 2001                  -25%
         December 2001                   -23%
         March 2002                       -8%
         June 2002                        +4%
         September 2002                  +16%
         December 2002                   +20% (First Call consensus forecast)
         Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:

[Line Graphs Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Growth Fund targets its investing primarily in smaller and medium capitalization stocks. Over this fiscal year, growth stocks suffered much deeper losses than value oriented stocks. The Russell 2000 Growth index (small cap) was down 21.6% while the Russell 2000 Value index lost only 2.5%; the Russell Midcap Growth index was down 17.6% while the Russell Midcap Value index lost only 3.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV





















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_________________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                   Performance Update - $50,000,000 Investment

                 For the period from June 12, 1996 (Commencement
                       of Operations) to October 31, 2002


[Line Graphs Here]:

--------------------------------------------------------------------------------
            The Chesapeake Growth Fund        S&P 500 Total        Russell 2000
            Super-Institutional Shares        Return Index             Index
--------------------------------------------------------------------------------

 6/12/96         $50,000,000                  $50,000,000          $50,000,000
10/31/96          48,744,366                   53,121,406           47,654,042
 4/30/97          50,096,587                   60,938,722           48,379,446
10/31/97          63,650,998                   70,179,878           61,517,872
 4/30/98          68,847,912                   85,964,600           68,984,581
10/31/98          55,569,839                   85,613,240           54,360,762
 4/30/99          68,579,026                  104,724,088           62,649,284
10/31/99          75,704,609                  107,589,594           62,482,496
 4/30/00         115,608,964                  115,330,427           74,268,408
10/31/00         119,715,076                  114,142,936           73,484,159
 4/30/01          91,094,028                  100,369,761           72,222,427
10/31/01          65,171,879                   85,716,750           64,269,962
 4/30/02          67,976,117                   87,696,094           77,158,928
10/31/02          50,031,490                   72,768,206           56,841,244


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Super-Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

        --------------- ---------------- ----------------------
                                             Since 6/12/96
           One Year        Five Years       (Commencement of
                                              Operations)
        --------------- ---------------- ----------------------
           (23.23)%          (4.70)%             0.01 %
        --------------- ---------------- ----------------------


>>   The graph  assumes  an  initial  $50,000,000  investment  at June 12,  1996
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2002, the value of the Fund's Super-Institutional Shares would have increased to $50,031,490 - a cumulative total investment return of 0.06% since June 12, 1996.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $72,768,206 - a cumulative total investment return of 45.54%; while a similar investment in the Russell 2000 Index would have increased to $56,841,244 - a cumulative total investment return of 13.68% since June 12, 1996.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.60%

      Agriculture - 2.09%
           Deere & Company .............................................................                58,000          $  2,690,620
                                                                                                                        ------------

      Apparel Manufacturing - 6.90%
        (a)Jones Apparel Group, Inc. ...................................................               257,200             8,909,408
                                                                                                                        ------------

      Broadcast - Cable - 6.26%
        (a)Clear Channel Communications, Inc. ..........................................               158,400             5,868,720
        (a)Grupo Televisa S.A. - ADR ...................................................                78,500             2,205,850
                                                                                                                        ------------
                                                                                                                           8,074,570
                                                                                                                        ------------
      Commercial Services - 6.47%
        (a)Cendant Corporation .........................................................               111,200             1,278,800
        (a)Concord EFS, Inc. ...........................................................                83,900             1,198,092
           Equifax Inc. ................................................................                78,500             1,849,460
        (a)Overture Services, Inc. .....................................................               145,900             4,016,627
                                                                                                                        ------------
                                                                                                                           8,342,979
                                                                                                                        ------------
      Computer Software & Services - 4.99%
        (a)Cadence Design Systems, Inc. ................................................               101,500             1,028,195
        (a)CheckFree Corp. .............................................................                78,700             1,281,236
        (a)Electronic Arts Inc. ........................................................                38,600             2,513,632
        (a)Network Associates, Inc. ....................................................               102,100             1,622,369
                                                                                                                        ------------
                                                                                                                           6,445,432
                                                                                                                        ------------
      Computers - 2.80%
        (a)EMC Corporation .............................................................               144,800               739,928
        (a)Emulex Corporation ..........................................................                39,300               705,435
        (a)QLogic Corporation ..........................................................                62,300             2,168,663
                                                                                                                        ------------
                                                                                                                           3,614,026
                                                                                                                        ------------
      Electronics - 2.32%
        (a)Celestica Inc. ..............................................................                38,300               528,540
           Harman International Industries, Incorporated ...............................                44,000             2,464,000
                                                                                                                        ------------
                                                                                                                           2,992,540
                                                                                                                        ------------
      Electronics - Semiconductor - 5.04%
        (a)Chartered Semiconductor Manufacturing Limited - ADR .........................                65,300               326,500
        (a)Fairchild Sermiconductor Corporation ........................................               151,300             1,800,470
        (a)International Rectifier Corporation .........................................                56,700               979,209
        (a)LSI Logic Corporation .......................................................               152,800               901,520
        (a)Novellus Systems, Inc. ......................................................                52,700             1,665,320
        (a)Semtech Corporation .........................................................                58,400               825,192
                                                                                                                        ------------
                                                                                                                           6,498,211
                                                                                                                        ------------
      Entertainment - 2.37%
        (a)Gemstar-TV Guide International, Inc. ........................................               144,200               520,562
        (a)USA Interactive .............................................................               100,500             2,541,645
                                                                                                                        ------------
                                                                                                                           3,062,207
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 1.82%
        (a)AmeriCredit Corporation .................................................                 309,500            $  2,349,105
                                                                                                                        ------------

      Financial Services - Commercial - 3.12%
           H&R Block, Inc. .........................................................                  90,700               4,025,266
                                                                                                                        ------------

      Homebuilders - 3.73%
           D.R. Horton, Inc. .......................................................                 114,050               2,197,744
           Lennar Corporation ......................................................                  47,300               2,609,541
                                                                                                                        ------------
                                                                                                                           4,807,285
                                                                                                                        ------------
      Insurance - Brokerage - 3.90%
           Brown & Brown ...........................................................                 111,200               3,380,480
        (a)Willis Group Holdings Limited ...........................................                  54,000               1,652,400
                                                                                                                        ------------
                                                                                                                           5,032,880
                                                                                                                        ------------
      Investment Analysis - 5.28%
           Federated Investors, Inc. ...............................................                  97,600               2,615,680
           Moody's Corporation .....................................................                  89,100               4,196,610
                                                                                                                        ------------
                                                                                                                           6,812,290
                                                                                                                        ------------
      Medical - Biotechnology - 0.76%
        (a)Medarex, Inc. ...........................................................                 247,300                 981,781
                                                                                                                        ------------

      Medical - Hospital Management & Services - 5.73%
           HCA Inc. ................................................................                  72,100               3,135,629
        (a)HEALTHSOUTH Corporation .................................................                 572,700               2,491,245
        (a)Triad Hospitals, Inc. ...................................................                  48,500               1,770,250
                                                                                                                        ------------
                                                                                                                           7,397,124
                                                                                                                        ------------
      Medical Supplies - 9.47%
           Biomet, Inc. ............................................................                  53,175               1,566,535
        (a)Boston Scientific Corporation ...........................................                  90,800               3,416,804
        (a)St. Jude Medical, Inc. ..................................................                 109,500               3,899,295
        (a)Zimmer Holdings, Inc. ...................................................                  80,900               3,334,698
                                                                                                                        ------------
                                                                                                                          12,217,332
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 1.83%
           GlobalSantaFe Corporation ...............................................                  99,000               2,366,100
                                                                                                                        ------------

      Packaging & Containers - 3.86%
        (a)Crown Cork & Seal Company, Inc. .........................................                 500,900               3,205,760
        (a)Smurfit-Stone Container Corporation .....................................                 136,700               1,778,467
                                                                                                                        ------------
                                                                                                                           4,984,227
                                                                                                                        ------------
      Pharmaceuticals - 5.31%
        (a)Andrx Group .............................................................                  49,700                 767,865
           ICN Pharmaceuticals, Inc. ...............................................                  94,500                 789,075
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                  68,400               5,296,212
                                                                                                                        ------------
                                                                                                                           6,853,152
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Drug Stores - 0.68%
        (a)Rite Aid Corporation .................................................                 490,400               $    877,816
                                                                                                                        ------------

      Retail - Specialty Line - 5.81%
        (a)Amazon.com, Inc. .....................................................                 251,500                  4,869,040
           Blockbuster Inc. .....................................................                 109,500                  2,624,715
                                                                                                                        ------------
                                                                                                                           7,493,755
                                                                                                                        ------------
      Telecommunications - Equipment - 4.31%
        (a)Advanced Fibre Communications, Inc. ..................................                  76,600                  1,238,622
        (a)QUALCOMM Inc. ........................................................                  69,900                  2,412,948
        (a)UTStarcom, Inc. ......................................................                 112,000                  1,912,960
                                                                                                                        ------------
                                                                                                                           5,564,530
                                                                                                                        ------------
      Toys - 2.10%
           Mattel, Inc. .........................................................                 147,700                  2,711,772
                                                                                                                        ------------

      Travel Services - 1.65%
      (a)  Hotels.com ...........................................................                  34,200                  2,132,370
                                                                                                                        ------------

           Total Common Stocks (Cost $139,418,659) ......................................................                127,236,778
                                                                                                                        ------------

INVESTMENT COMPANY - 3.09%

           AIM Liquid Assets Portfolio - Institutional Class ....................               3,992,824                 3,992,824
           (Cost $3,992,824)                                                                                           ------------


Total Value of Investments (Cost $143,411,483 (b)) ..............................                  101.69 %            $131,229,602
Liabilities in Excess of Other Assets ...........................................                   (1.69)%              (2,182,974)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $129,046,628
                                                                                                   ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for federal income tax purposes is 144,033,134.  Unrealized  appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $ 18,848,628
           Unrealized depreciation ......................................................................               (31,652,160)
                                                                                                                       ------------
                      Net unrealized depreciation .......................................................              $(12,803,532)
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $143,411,483) ......................................................                $ 131,229,602
      Income receivable ..............................................................................                       23,527
      Receivable for investments sold ................................................................                      403,453
      Receivable for fund shares sold ................................................................                       67,914
                                                                                                                      -------------

           Total assets ..............................................................................                  131,724,496
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       45,465
      Payable for investment purchases ...............................................................                    2,591,797
      Payable for fund shares redeemed ...............................................................                        1,534
      Disbursements in excess of cash on demand deposit ..............................................                       21,154
      Other liabilities ..............................................................................                       17,918
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,677,868
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 129,046,628
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 231,004,537
      Accumulated net realized loss on investments ...................................................                  (89,776,028)
      Net unrealized depreciation on investments .....................................................                  (12,181,881)
                                                                                                                      -------------
                                                                                                                      $ 129,046,628
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($43,565,486 / 5,897,221 shares) ..........................................................                $        7.39
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,452,008 / 1,199,122 shares) ...........................................................                $        7.05
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $7.05) ...........................................                $        7.27
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($77,029,134 / 10,270,512 shares) .........................................................                $        7.50
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    391,798
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,659,855
           Fund administration fees (note 2) .............................................................                   66,529
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   32,134
           Custody fees ..................................................................................                   31,845
           Registration and filing administration fees (note 2) ..........................................                   11,086
           Fund accounting fees (note 2) .................................................................                   60,935
           Audit fees ....................................................................................                   22,800
           Legal fees ....................................................................................                   13,306
           Securities pricing fees .......................................................................                    5,528
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees ................................................................                   27,000
           Shareholder servicing expenses ................................................................                    2,583
           Registration and filing expenses ..............................................................                   24,968
           Printing expenses .............................................................................                   17,769
           Trustee fees and meeting expenses .............................................................                    6,874
           Other operating expenses ......................................................................                   19,086
                                                                                                                       ------------

               Total expenses ............................................................................                2,027,298
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                 (100,043)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,927,255
                                                                                                                       ------------

                    Net investment loss ..................................................................               (1,535,457)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (23,978,701)
      Decrease in unrealized appreciation on investments .................................................              (14,400,162)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................              (38,378,863)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $(39,914,320)
                                                                                                                       ============









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,    February 28,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................      $ (1,535,457)   $ (1,028,329)   $ (2,851,319)
         Net realized (loss) gain from investment transactions ..................       (23,978,701)    (58,020,627)     56,372,713
         Decrease in unrealized appreciation on investments .....................       (14,400,162)     (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ..............       (39,914,320)    (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................          (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
          transactions (b) ......................................................        (5,115,093)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total decrease in net assets ...............................       (45,233,113)    (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period ........................................................       174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period ..............................................................      $129,046,628    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       ---------------------------------------------------------------------------------------------
                                                Year ended                     Period ended                     Year ended
                                             October 31, 2002              October 31, 2001 (a)             Februrary 28, 2001
                                          Shares           Value          Shares           Value          Shares           Value
                                       ---------------------------------------------------------------------------------------------
-------------------------------------
         INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................     2,097,199    $ 21,075,780       1,460,319    $ 17,255,503         974,993    $ 17,646,900
Shares issued for reinvestment of
     distributions ..................         6,363          66,297               0               0       1,956,140      32,237,192
Shares redeemed .....................    (2,283,514)    (22,415,202)     (1,016,251)    (11,548,223)       (938,074)    (25,656,191)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (179,952)   $ (1,273,125)        444,068    $  5,707,280       1,993,059    $ 24,227,901
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS A INVESTOR SHARES
-------------------------------------
Shares sold .........................     1,208,191    $ 11,994,029          87,678    $    925,672         426,482    $ 10,448,813
Shares issued for reinvestment of
     distributions ..................         1,832          18,341               0               0         863,610      13,740,026
Shares redeemed .....................    (1,652,088)    (15,969,348)       (448,674)     (5,025,166)       (310,401)     (6,155,909)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (442,065)   $ (3,956,978)       (360,996)   $ (4,099,494)        979,691    $ 18,032,930
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS C INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           3,202    $    111,301
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0         (68,159)     (1,683,457)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0         (64,957)   $ (1,572,156)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS D INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           2,337    $     66,451
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0        (313,584)     (8,343,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0        (311,247)   $ (8,277,213)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
      SUPER-INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ..................        10,891         115,010               0               0       4,121,952      68,754,162
Shares redeemed .....................             0               0               0               0      (1,034,483)    (30,000,000)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ...................        10,891    $    115,010               0    $          0       3,087,469    $ 38,754,162
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
             FUND SUMMARY
-------------------------------------
Shares sold .........................     3,305,390    $ 33,069,809       1,547,997    $ 18,181,175       1,407,014    $ 28,273,465
Shares issued for reinvestment of
     distributions ..................        19,086         199,648               0               0       6,941,702     114,731,380
Shares redeemed .....................    (3,935,602)    (38,384,550)     (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (611,126)   $ (5,115,093)         83,072    $  1,607,786       5,684,015    $ 71,165,624
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .....................................     (23.95)%     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                                                             (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(b)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(b)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(b)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(b)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                       See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,535,457 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $71.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $32,134 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $166,815,396 and $174,305,024, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $100,043 under these agreements.

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age              Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust


                          Class A Investor Class Shares



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                               December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

         September 2000                  +11%
         December 2000                    -2%
         March 2001                      -11%
         June 2001                       -19%
         September 2001                  -25%
         December 2001                   -23%
         March 2002                       -8%
         June 2002                        +4%
         September 2002                  +16%
         December 2002                   +20% (First Call consensus forecast)
         Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:

[Line Graphs Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Growth Fund targets its investing primarily in smaller and medium capitalization stocks. Over this fiscal year, growth stocks suffered much deeper losses than value oriented stocks. The Russell 2000 Growth index (small cap) was down 21.6% while the Russell 2000 Value index lost only 2.5%; the Russell Midcap Growth index was down 17.6% while the Russell Midcap Value index lost only 3.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV





















Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

_________________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to October 31, 2002


[Line Graphs Here]:

--------------------------------------------------------------------------------
          The Chesapeake Growth Fund     S&P 500 Total         Russell 2000
          Class A Investor Shares        Return Index              Index
--------------------------------------------------------------------------------

  4/7/95           $24,250                 $25,000                $25,000
 4/30/95            24,456                  25,427                 25,591
10/31/95            30,708                  29,104                 28,675
 4/30/96            32,202                  33,109                 33,967
10/31/96            31,411                  36,116                 33,478
 4/30/97            32,181                  41,431                 33,988
10/31/97            40,784                  47,714                 43,218
 4/30/98            44,010                  58,445                 48,464
10/31/98            35,407                  58,206                 38,190
 4/30/99            43,597                  71,199                 44,013
10/31/99            47,996                  73,148                 43,896
 4/30/00            73,119                  78,410                 52,176
10/31/00            75,551                  77,603                 51,625
 4/30/01            57,363                  68,239                 50,738
10/31/01            40,917                  58,277                 45,152
 4/30/02            42,463                  59,622                 54,206
10/31/02            31,119                  49,473                 39,933


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

---------------------------- ------------ ------------ ----------------------
                                                           Since 4/7/95
                               One Year    Five Years     (Commencement of
                                                            Operations)
---------------------------- ------------ ------------ ----------------------
        No Sales Load          (23.95)%      (5.27)%           3.35 %
---------------------------- ------------ ------------ ----------------------
  3.00% Maximum Sales Load     (26.23)%      (5.84)%           2.93 %
---------------------------- ------------ ------------ ----------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At October 31, 2002, the value of the Fund's Class A Investor Shares would have increased to $31,119 - a cumulative total investment return of 24.48% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Fund's Class A Investor Shares would have increased to $32,082 - a cumulative total investment return of 28.33% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $49,473 - a cumulative total investment return of 97.89%; while a similar investment in the Russell 2000 Index would have increased to $39,933 - a cumulative total investment return of 59.73% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.60%

      Agriculture - 2.09%
           Deere & Company .............................................................                58,000          $  2,690,620
                                                                                                                        ------------

      Apparel Manufacturing - 6.90%
        (a)Jones Apparel Group, Inc. ...................................................               257,200             8,909,408
                                                                                                                        ------------

      Broadcast - Cable - 6.26%
        (a)Clear Channel Communications, Inc. ..........................................               158,400             5,868,720
        (a)Grupo Televisa S.A. - ADR ...................................................                78,500             2,205,850
                                                                                                                        ------------
                                                                                                                           8,074,570
                                                                                                                        ------------
      Commercial Services - 6.47%
        (a)Cendant Corporation .........................................................               111,200             1,278,800
        (a)Concord EFS, Inc. ...........................................................                83,900             1,198,092
           Equifax Inc. ................................................................                78,500             1,849,460
        (a)Overture Services, Inc. .....................................................               145,900             4,016,627
                                                                                                                        ------------
                                                                                                                           8,342,979
                                                                                                                        ------------
      Computer Software & Services - 4.99%
        (a)Cadence Design Systems, Inc. ................................................               101,500             1,028,195
        (a)CheckFree Corp. .............................................................                78,700             1,281,236
        (a)Electronic Arts Inc. ........................................................                38,600             2,513,632
        (a)Network Associates, Inc. ....................................................               102,100             1,622,369
                                                                                                                        ------------
                                                                                                                           6,445,432
                                                                                                                        ------------
      Computers - 2.80%
        (a)EMC Corporation .............................................................               144,800               739,928
        (a)Emulex Corporation ..........................................................                39,300               705,435
        (a)QLogic Corporation ..........................................................                62,300             2,168,663
                                                                                                                        ------------
                                                                                                                           3,614,026
                                                                                                                        ------------
      Electronics - 2.32%
        (a)Celestica Inc. ..............................................................                38,300               528,540
           Harman International Industries, Incorporated ...............................                44,000             2,464,000
                                                                                                                        ------------
                                                                                                                           2,992,540
                                                                                                                        ------------
      Electronics - Semiconductor - 5.04%
        (a)Chartered Semiconductor Manufacturing Limited - ADR .........................                65,300               326,500
        (a)Fairchild Sermiconductor Corporation ........................................               151,300             1,800,470
        (a)International Rectifier Corporation .........................................                56,700               979,209
        (a)LSI Logic Corporation .......................................................               152,800               901,520
        (a)Novellus Systems, Inc. ......................................................                52,700             1,665,320
        (a)Semtech Corporation .........................................................                58,400               825,192
                                                                                                                        ------------
                                                                                                                           6,498,211
                                                                                                                        ------------
      Entertainment - 2.37%
        (a)Gemstar-TV Guide International, Inc. ........................................               144,200               520,562
        (a)USA Interactive .............................................................               100,500             2,541,645
                                                                                                                        ------------
                                                                                                                           3,062,207
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Consumer Credit - 1.82%
        (a)AmeriCredit Corporation .................................................                 309,500            $  2,349,105
                                                                                                                        ------------

      Financial Services - Commercial - 3.12%
           H&R Block, Inc. .........................................................                  90,700               4,025,266
                                                                                                                        ------------

      Homebuilders - 3.73%
           D.R. Horton, Inc. .......................................................                 114,050               2,197,744
           Lennar Corporation ......................................................                  47,300               2,609,541
                                                                                                                        ------------
                                                                                                                           4,807,285
                                                                                                                        ------------
      Insurance - Brokerage - 3.90%
           Brown & Brown ...........................................................                 111,200               3,380,480
        (a)Willis Group Holdings Limited ...........................................                  54,000               1,652,400
                                                                                                                        ------------
                                                                                                                           5,032,880
                                                                                                                        ------------
      Investment Analysis - 5.28%
           Federated Investors, Inc. ...............................................                  97,600               2,615,680
           Moody's Corporation .....................................................                  89,100               4,196,610
                                                                                                                        ------------
                                                                                                                           6,812,290
                                                                                                                        ------------
      Medical - Biotechnology - 0.76%
        (a)Medarex, Inc. ...........................................................                 247,300                 981,781
                                                                                                                        ------------

      Medical - Hospital Management & Services - 5.73%
           HCA Inc. ................................................................                  72,100               3,135,629
        (a)HEALTHSOUTH Corporation .................................................                 572,700               2,491,245
        (a)Triad Hospitals, Inc. ...................................................                  48,500               1,770,250
                                                                                                                        ------------
                                                                                                                           7,397,124
                                                                                                                        ------------
      Medical Supplies - 9.47%
           Biomet, Inc. ............................................................                  53,175               1,566,535
        (a)Boston Scientific Corporation ...........................................                  90,800               3,416,804
        (a)St. Jude Medical, Inc. ..................................................                 109,500               3,899,295
        (a)Zimmer Holdings, Inc. ...................................................                  80,900               3,334,698
                                                                                                                        ------------
                                                                                                                          12,217,332
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 1.83%
           GlobalSantaFe Corporation ...............................................                  99,000               2,366,100
                                                                                                                        ------------

      Packaging & Containers - 3.86%
        (a)Crown Cork & Seal Company, Inc. .........................................                 500,900               3,205,760
        (a)Smurfit-Stone Container Corporation .....................................                 136,700               1,778,467
                                                                                                                        ------------
                                                                                                                           4,984,227
                                                                                                                        ------------
      Pharmaceuticals - 5.31%
        (a)Andrx Group .............................................................                  49,700                 767,865
           ICN Pharmaceuticals, Inc. ...............................................                  94,500                 789,075
           Teva Pharmaceuticals Industries Ltd. - ADR ..............................                  68,400               5,296,212
                                                                                                                        ------------
                                                                                                                           6,853,152
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Drug Stores - 0.68%
        (a)Rite Aid Corporation .................................................                 490,400               $    877,816
                                                                                                                        ------------

      Retail - Specialty Line - 5.81%
        (a)Amazon.com, Inc. .....................................................                 251,500                  4,869,040
           Blockbuster Inc. .....................................................                 109,500                  2,624,715
                                                                                                                        ------------
                                                                                                                           7,493,755
                                                                                                                        ------------
      Telecommunications - Equipment - 4.31%
        (a)Advanced Fibre Communications, Inc. ..................................                  76,600                  1,238,622
        (a)QUALCOMM Inc. ........................................................                  69,900                  2,412,948
        (a)UTStarcom, Inc. ......................................................                 112,000                  1,912,960
                                                                                                                        ------------
                                                                                                                           5,564,530
                                                                                                                        ------------
      Toys - 2.10%
           Mattel, Inc. .........................................................                 147,700                  2,711,772
                                                                                                                        ------------

      Travel Services - 1.65%
      (a)  Hotels.com ...........................................................                  34,200                  2,132,370
                                                                                                                        ------------

           Total Common Stocks (Cost $139,418,659) ......................................................                127,236,778
                                                                                                                        ------------

INVESTMENT COMPANY - 3.09%

           AIM Liquid Assets Portfolio - Institutional Class ....................               3,992,824                 3,992,824
           (Cost $3,992,824)                                                                                           ------------


Total Value of Investments (Cost $143,411,483 (b)) ..............................                  101.69 %            $131,229,602
Liabilities in Excess of Other Assets ...........................................                   (1.69)%              (2,182,974)
                                                                                                   ------              ------------
      Net Assets ................................................................                  100.00 %            $129,046,628
                                                                                                   ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for federal income tax purposes is 144,033,134.  Unrealized  appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation ......................................................................              $ 18,848,628
           Unrealized depreciation ......................................................................               (31,652,160)
                                                                                                                       ------------
                      Net unrealized depreciation .......................................................              $(12,803,532)
                                                                                                                       ============


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $143,411,483) ......................................................                $ 131,229,602
      Income receivable ..............................................................................                       23,527
      Receivable for investments sold ................................................................                      403,453
      Receivable for fund shares sold ................................................................                       67,914
                                                                                                                      -------------

           Total assets ..............................................................................                  131,724,496
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       45,465
      Payable for investment purchases ...............................................................                    2,591,797
      Payable for fund shares redeemed ...............................................................                        1,534
      Disbursements in excess of cash on demand deposit ..............................................                       21,154
      Other liabilities ..............................................................................                       17,918
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,677,868
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 129,046,628
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 231,004,537
      Accumulated net realized loss on investments ...................................................                  (89,776,028)
      Net unrealized depreciation on investments .....................................................                  (12,181,881)
                                                                                                                      -------------
                                                                                                                      $ 129,046,628
                                                                                                                      =============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($43,565,486 / 5,897,221 shares) ..........................................................                $        7.39
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($8,452,008 / 1,199,122 shares) ...........................................................                $        7.05
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $7.05) ...........................................                $        7.27
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($77,029,134 / 10,270,512 shares) .........................................................                $        7.50
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $    391,798
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                1,659,855
           Fund administration fees (note 2) .............................................................                   66,529
           Distribution and service fees - Class A Investor Shares (note 3) ..............................                   32,134
           Custody fees ..................................................................................                   31,845
           Registration and filing administration fees (note 2) ..........................................                   11,086
           Fund accounting fees (note 2) .................................................................                   60,935
           Audit fees ....................................................................................                   22,800
           Legal fees ....................................................................................                   13,306
           Securities pricing fees .......................................................................                    5,528
           Shareholder administration fees (note 2) ......................................................                   25,000
           Shareholder recordkeeping fees ................................................................                   27,000
           Shareholder servicing expenses ................................................................                    2,583
           Registration and filing expenses ..............................................................                   24,968
           Printing expenses .............................................................................                   17,769
           Trustee fees and meeting expenses .............................................................                    6,874
           Other operating expenses ......................................................................                   19,086
                                                                                                                       ------------

               Total expenses ............................................................................                2,027,298
                                                                                                                       ------------

                    Less expense reimbursements (note 5) .................................................                 (100,043)
                                                                                                                       ------------

               Net expenses ..............................................................................                1,927,255
                                                                                                                       ------------

                    Net investment loss ..................................................................               (1,535,457)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................              (23,978,701)
      Decrease in unrealized appreciation on investments .................................................              (14,400,162)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................              (38,378,863)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $(39,914,320)
                                                                                                                       ============









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Year ended     Period ended     Year ended
                                                                                        October 31,     October 31,    February 28,
                                                                                           2002          2001 (a)          2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................      $ (1,535,457)   $ (1,028,329)   $ (2,851,319)
         Net realized (loss) gain from investment transactions ..................       (23,978,701)    (58,020,627)     56,372,713
         Decrease in unrealized appreciation on investments .....................       (14,400,162)     (8,015,018)   (171,689,068)
                                                                                       ------------    ------------    ------------

              Net decrease in net assets resulting from operations ..............       (39,914,320)    (67,063,974)   (118,167,674)
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................          (203,700)              0    (117,489,833)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share
          transactions (b) ......................................................        (5,115,093)      1,607,786      71,165,624
                                                                                       ------------    ------------    ------------
                     Total decrease in net assets ...............................       (45,233,113)    (65,456,188)   (164,491,883)

NET ASSETS
     Beginning of period ........................................................       174,279,741     239,735,929     404,227,812
                                                                                       ------------    ------------    ------------
     End of period ..............................................................      $129,046,628    $174,279,741    $239,735,929
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                       ---------------------------------------------------------------------------------------------
                                                Year ended                     Period ended                     Year ended
                                             October 31, 2002              October 31, 2001 (a)             Februrary 28, 2001
                                          Shares           Value          Shares           Value          Shares           Value
                                       ---------------------------------------------------------------------------------------------
-------------------------------------
         INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................     2,097,199    $ 21,075,780       1,460,319    $ 17,255,503         974,993    $ 17,646,900
Shares issued for reinvestment of
     distributions ..................         6,363          66,297               0               0       1,956,140      32,237,192
Shares redeemed .....................    (2,283,514)    (22,415,202)     (1,016,251)    (11,548,223)       (938,074)    (25,656,191)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (179,952)   $ (1,273,125)        444,068    $  5,707,280       1,993,059    $ 24,227,901
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS A INVESTOR SHARES
-------------------------------------
Shares sold .........................     1,208,191    $ 11,994,029          87,678    $    925,672         426,482    $ 10,448,813
Shares issued for reinvestment of
     distributions ..................         1,832          18,341               0               0         863,610      13,740,026
Shares redeemed .....................    (1,652,088)    (15,969,348)       (448,674)     (5,025,166)       (310,401)     (6,155,909)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (442,065)   $ (3,956,978)       (360,996)   $ (4,099,494)        979,691    $ 18,032,930
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS C INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           3,202    $    111,301
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0         (68,159)     (1,683,457)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0         (64,957)   $ (1,572,156)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
        CLASS D INVESTOR SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0           2,337    $     66,451
Shares issued for reinvestment of
     distributions ..................             0               0               0               0               0               0
Shares redeemed .....................             0               0               0               0        (313,584)     (8,343,664)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ...................             0    $          0               0    $          0        (311,247)   $ (8,277,213)
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
      SUPER-INSTITUTIONAL SHARES
-------------------------------------
Shares sold .........................             0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ..................        10,891         115,010               0               0       4,121,952      68,754,162
Shares redeemed .....................             0               0               0               0      (1,034,483)    (30,000,000)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ...................        10,891    $    115,010               0    $          0       3,087,469    $ 38,754,162
                                       ============    ============    ============    ============    ============    ============
-------------------------------------
             FUND SUMMARY
-------------------------------------
Shares sold .........................     3,305,390    $ 33,069,809       1,547,997    $ 18,181,175       1,407,014    $ 28,273,465
Shares issued for reinvestment of
     distributions ..................        19,086         199,648               0               0       6,941,702     114,731,380
Shares redeemed .....................    (3,935,602)    (38,384,550)     (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase ........      (611,126)   $ (5,115,093)         83,072    $  1,607,786       5,684,015    $ 71,165,624
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26

      (Loss) income from investment operations
           Net investment loss .........................    (0.09)       (0.06)       (0.15)       (0.21)       (0.17)       (0.15)
           Net realized and unrealized (loss) gain
               on investments ..........................    (2.16)       (3.64)       (8.38)       17.92        (0.63)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (2.25)       (3.70)       (8.53)       17.71        (0.80)        4.07
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions .....................    (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   7.39     $   9.65     $  13.35     $  33.08     $  16.60     $  17.86
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (23.34)%     (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 43,565     $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.26 %       1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %
           After expense reimbursements and waived fees      1.20 %       1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.03)%      (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%
           After expense reimbursements and waived fees     (0.97)%      (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................   $   9.28     $  12.88     $  32.47     $  16.37     $  17.69     $  16.18

      (Loss) income from investment operations
           Net investment loss .......................      (0.17)       (0.11)       (0.22)       (0.33)       (0.24)       (0.21)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.05)       (3.49)       (8.17)       17.66        (0.62)        4.19
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.22)       (3.60)       (8.39)       17.33        (0.86)        3.98
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.05     $   9.28     $  12.88     $  32.47     $  16.37     $  17.69
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .....................................     (23.95)%     (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
Net assets, end of period (000's) ....................   $  8,452     $ 15,225     $ 25,779     $ 33,200     $ 25,797     $ 40,924
                                                         ========     ========     ========     ========     ========     ========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees           1.93 %       1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %
     After expense reimbursements and waived fees            1.87 %       1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %
Ratio of net investment loss to average net assets
     Before expense reimbursements and waived fees          (1.69)%      (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%
     After expense reimbursements and waived fees           (1.63)%      (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%

Portfolio turnover rate ..............................     104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.                                                             (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended Period ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, October 31,  February 28, February 29, February 28, February 28,
                                                           2002       2001 (a)       2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................   $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29

      (Loss) income from investment operations
           Net investment loss .......................      (0.08)       (0.05)       (0.15)       (0.18)       (0.11)       (0.12)
           Net realized and unrealized (loss) gain
               on investments ........................      (2.19)       (3.69)       (8.43)       18.03        (0.67)        4.22
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ......      (2.27)       (3.74)       (8.58)       17.85        (0.78)        4.10
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .....................       0.00         0.00         0.00         0.00         0.00        (0.53)
           Distribution in excess of net realized gains      0.00         0.00         0.00         0.00        (0.03)        0.00
           Net realized gain from investment transactions   (0.01)        0.00       (11.20)       (1.23)       (0.43)       (1.94)
                                                         --------     --------     --------     --------     --------     --------
               Total distributions ...................      (0.01)        0.00       (11.20)       (1.23)       (0.46)       (2.47)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period .......................   $   7.50     $   9.78     $  13.52     $  33.30     $  16.68     $  17.92
                                                         ========     ========     ========     ========     ========     ========

Total return .........................................     (23.23)%     (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............   $ 77,029     $100,388     $138,736     $238,827     $113,148     $118,246
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.10 %       1.09 %(b)    1.06 %       1.08 %       1.05 %       1.06 %
           After expense reimbursements and waived fees      1.04 %       1.05 %(b)    1.05 %       1.04 %       0.99 %       1.04 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.87)%      (0.64)%(b)   (0.83)%      (0.91)%      (0.71)%      (0.77)%
           After expense reimbursements and waived fees     (0.81)%      (0.60)%(b)   (0.82)%      (0.87)%      (0.64)%      (0.75)%

      Portfolio turnover rate ..........................   104.17 %      96.61 %     124.81 %     165.92 %     121.48 %     105.60 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.                                                                       See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $63,493,485 of which expires in the year 2009 and $25,518,104 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,535,457 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2002, the Distributor retained sales charges in the amount of $71.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $32,134 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $166,815,396 and $174,305,024, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $100,043 under these agreements.

                           THE CHESAPEAKE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age              Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001 and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE CHESAPEAKE CORE GROWTH FUND

                                February 28, 2003

                                 A series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863



                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES..................................................... 2
INVESTMENT LIMITATIONS........................................................ 4
PORTFOLIO TRANSACTIONS........................................................ 5
NET ASSET VALUE............................................................... 7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................ 7
DESCRIPTION OF THE TRUST...................................................... 9
ADDITIONAL INFORMATION CONCERNING TAXES....................................... 9
MANAGEMENT OF THE FUND........................................................11
SPECIAL SHAREHOLDER SERVICES..................................................17
ADDITIONAL INFORMATION ON PERFORMANCE.........................................18
FINANCIAL STATEMENTS..........................................................20
APPENDIX A - DESCRIPTION OF RATINGS...........................................21







This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for The Chesapeake Core Growth Fund ("Fund"), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund. The Fund was organized on September 29, 1997 as a separate diversified series of the Gardner Lewis Investment Trust ("Trust"). The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on October 2, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management L.P. ("Advisor"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Illiquid securities typically are restricted securities, meaning they are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expenses and delay. Adverse market conditions could impede such a public offering of securities.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets, except as otherwise permitted by SEC rules. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes in interest rates.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 25% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3.   Invest  25% or more of the  value of its total  assets in any one  industry
     (except  that  securities  of  the  U.S.  government,   its  agencies,  and
     instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act;

9. Write, purchase, or sell puts, calls, straddles, spreads, combinations thereof, or futures contracts or related options; and

10. Make loans of money, except that the Fund may (i) make loans of portfolio securities up to 25% of the Fund's total assets, (ii) invest in market instruments, debt securities, or other debt instruments, and (iii) invest in repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers that have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who beneficially own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions during the current fiscal year; and

5.   Purchase  foreign  securities  other than  those  traded on  domestic  U.S.
     exchanges.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended October 31, 2002, the Fund participated in commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund) with Instinet Corporation and Standard & Poors Securities, Inc., both of New York, New York. These portions are then used to offset overall Fund expenses. During such year the firms received $17,818 and $23,273, respectively, in brokerage commissions from the Fund and paid $6,036 and $13,805, respectively, of the Fund's operating expenses. These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker although the Advisor has not utilized such a broker since the Fund's inception. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended October 31, 2002, the fiscal period from March 1, 2001 to October 31, 2001 ("fiscal period ended October 31, 2001"), and the fiscal year ended February 28, 2001, the Fund paid brokerage commissions of $109,537, $97,558, and $46,790, respectively; none of which was paid to the Distributor. The substantial increase in brokerage commissions paid for the fiscal period ended October 31, 2001 from the fiscal year ended February 28, 2001 was primarily due to increased trading resulting from growth in the Fund's total assets. As of October 31, 2002, the Fund owned $484,757 of common stock of Lehman Brothers Holdings Inc., a regular broker-dealer of the Fund.

                                 NET ASSET VALUE

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The net asset value per share of the Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund's net asset value will not be determined.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2002. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended October 31, 2002, the net expenses of the Fund (after expense reductions of $19,841 paid by brokers pursuant to brokerage/service arrangements with the Fund, waiver of $88,643 of investment advisory fees, and waiver of $25,819 of distribution and services fees) were $332,875 (1.23% of the average daily net assets of the Fund). For the fiscal period ended October 31, 2001, the net expenses of the Fund (after expense reductions of $16,469 paid by brokers pursuant to brokerage/service arrangements with the Fund and waiver of $65,644 of investment advisory fees) were $174,696 (1.17% of the average daily net assets of the Fund). For the fiscal year ended February 28, 2001, the net expenses of the Fund (after expense reductions of $17,326 paid by brokers pursuant to brokerage/service arrangements with the Fund and waiver of $68,927 of investment advisory fees) were $194,432 (1.25% of the average daily net assets of the Fund).


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value. See "Investing in the Fund" in the Prospectus.

Plan Under Rule 12b-1. The shareholders of the Fund and the Trustees have approved a Plan of Distribution ("Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act (see the "Investing in the Fund - Distribution of the Fund's Shares" section in the Fund's Prospectus). Under the Plan, the Fund may expend a percentage of the Fund's average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plan are 0.25% of the average net assets of the Fund's shares. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Trustees have made such a determination for the current year of operations under the Plan. The
Plan, the Distribution Agreement and any dealer agreement with any broker/dealers may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or, with respect to the Fund's shares, by a majority vote of the Fund's outstanding voting shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Fund's outstanding voting shares, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal year ended October 31, 2002, the Distributor voluntarily waived all of the fees under the Plan in the amount of $25,819. Because the Plan did not commence until June 3, 2002, there are no prior amounts incurred in connection with the Plan for the Fund to be presented here. It is anticipated that the principal types of activities for which payments will be made under the Plan include compensation to sales personnel, compensation to broker-dealers, compensation to underwriters, advertising, and servicing shareholder accounts.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 2, 1992. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Growth Fund, and The Chesapeake Aggressive Growth Fund collectively, the "Chesapeake Funds"), all managed by the Advisor. The shares of the Fund and The Chesapeake Aggressive Growth Fund are all of one class; the shares of The Chesapeake Growth Fund are divided into three classes (Institutional Shares, Super-Institutional Shares, and Class A Investor Shares). The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2003) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S.
shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                             MANAGEMENT OF THE FUND

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
        Name, Age,           Position(s)  Length          Principal Occupation(s)          Number of    Other Directorships Held by
       and Address           held with    of Time           During Past 5 Years             Portfolios              Trustee
                             Fund/Trust   Served                                            in Fund
                                                                                            Complex
                                                                                           Overseen by
                                                                                             Trustee
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Jack E. Brinson, 70          Trustee     Since      Retired;   Previously,   President,        3        Independent   Trustee -  The
                                         8/92       Brinson  Investment  Co. (personal                 Nottingham  Investment Trust
                                                    investments)   and   President,                     II  for  the eight series of
                                                    Brinson Chevrolet,  Inc.                            that  trust;  New Providence
                                                    (auto dealership)                                   Investment  Trust  for   the
                                                                                                        one  series    that   trust;
                                                                                                        Hillman  Capital  Management
                                                                                                        Investment Trust for the two
                                                                                                        series   of  that trust; and
                                                                                                        de Leon Funds Trust for the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Theo H. Pitt, Jr., 66        Trustee    Since 4/02  Senior Partner, Community  Financial       3        Independent       Trustee -
                                                    Institutions  Consulting,     Rocky                 Hillman  Capital  Management
                                                    Mount, North Carolina                               Investment   Trust  for  the
                                                                                                        two  series  of  that  trust
                                                                                                        (registered       investment
                                                                                                        company)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
W. Whitfield Gardner, 40     Chairman    Since 6/96 Chairman   and    Chief    Executive        3                  None
The Chesapeake Funds         and                    Officer,   Gardner    Lewis    Asset
285 Wilmington-West          Chief                  Management    L.P.    (the    Fund's
Chester Pike                 Executive              investment  advisor);  Chairman  and
Chadds Ford,                 Officer                Chief  Executive  Officer,   Gardner
Pennsylvania  19317          (Principal             Lewis    Asset   Management,    Inc.
                             Executive              (investment advisor)
                             Officer)
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Basis of Interestedness.  W. Whitfield Gardner is  an Interested  Trustee because  he is an officer  and principal owner of Gardner
Lewis Asset Management L.P., the Fund's investment advisor.
-----------------------------------------------------------------------------------------------------------------------------------

                                       11

---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
John L. Lewis, IV, 39        President   Since      President,   Gardner   Lewis   Asset       n/a                 n/a
The Chesapeake Funds                     12/93      Management L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
C. Frank Watson III, 32      Secretary   Secretary  President   and   Chief    Operating       n/a                n/a
                             and         since      Officer,  The   Nottingham   Company
                             Treasurer   5/96;      (administrator to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,  Chief  Operating
                             Financial   since      Officer, The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
Julian G. Winters, 34        Assistant   Assistant  Vice           President-Compliance        n/a                 n/a
                             Secretary   Secretary  Administration,    The    Nottingham
                             and         since      Company,   since 1998;   previously,
                             Assistant   4/98;      Fund   Accountant,  The   Nottingham
                             Treasurer   Assistant  Company
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
William D. Zantzinger, 41    Vice        Since      Manager of  Trading,  Gardner  Lewis       n/a                 n/a
The Chesapeake Funds         President   12/93      Asset Management L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Audit Committee met once during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2002 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

--------------------- ----------------------------------- ----------------------------------
                                                           Aggregate Dollar Range of Equity
                                                             Securities in All Registered
                                                            Investment Companies Overseen
    Name of Trustee    Dollar Range of Equity Securities       By Trustee in Family of
                                  in the Fund                   Investment Companies*
--------------------- ----------------------------------- ----------------------------------
                              Independent Trustees
--------------------- ----------------------------------- ----------------------------------
Jack E. Brinson                        A                                  B
--------------------- ----------------------------------- ----------------------------------
Theo H. Pitt, Jr.                      A                                  A
--------------------- ----------------------------------- ----------------------------------
                               Interested Trustee
--------------------- ----------------------------------- ----------------------------------
W. Whitfield Gardner                   E                                  E
--------------------- ----------------------------------- ----------------------------------

     *    Includes the three funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2002, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving broker rebates. These rebates were used by the Fund to offset Fund expenses. The Advisor did not receive any direct benefits from the soft dollar arrangements other than the benefit to the Fund.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) the investment performance of the Fund; (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2002.

------------------------------- -------------- --------------------- --------------- ---------------
                                                                                          Total
                                                     Pension or                       Compensation
                                  Aggregate     Retirement Benefits     Estimated     from the Fund
                                 Compensation        Accrued As           Annual        and Trust
             Name of               from the         Part of Fund      Benefits Upon      Paid to
         Person, Position            Fund             Expenses          Retirement      Trustees*
------------------------------- -------------- --------------------- --------------- ---------------
                                        Independent Trustees
------------------------------- -------------- --------------------- --------------- ---------------
Jack E. Brinson, Trustee            $3,500             None               None           $10,500
------------------------------- -------------- --------------------- --------------- ---------------
Theo H. Pitt, Jr., Trustee**        $1,175             None               None            $3,525
------------------------------- -------------- --------------------- --------------- ---------------
                                        Interested Trustee
------------------------------- -------------- --------------------- --------------- ---------------
W. Whitfield Gardner, Trustee        None              None               None             None
------------------------------- -------------- --------------------- --------------- ---------------

    * Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.
   ** Mr. Pitt became a Trustee of the Trust on April 30, 2002.

Principal Holders of Voting Securities

As of January 31, 2003, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 3.736% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of January 31, 2003.

     Name and Address of               Amount and Nature of              Percent
     Beneficial Owner                  Beneficial Ownership*             of Fund
     ----------------                  ---------------------             -------

Equitable Trust Company                258,728.177 shares                13.235%
511 Union Street
Suite 800
Nashville, TN  37219

Joseph Garner Scott                    257,582.238 shares                13.177%
P.O. Box 3079
West Columbia, SC  29171

Shoreline Properties LP                206,464.525 shares                10.562%
Shoreline Management LLC
P.O. Box 329 Jackson, MS 39205

Arrowhead Properties                   135,598.466 shares                 6.937%
P.O. Box 6100
Ridgeland, MS  39158

Gail Hederman Wallace                  134,820.958 shares                 6.897%
P.O. Box 6100
Ridgeland, MS  39158

National Investor Service              129,974.913 shares                 6.649%
55 Water Street, 32nd Floor
New York, NY  10041

H. Henry Hederman Trust                101,206.009 shares                 5.177%
P.O. Box 6100
Ridgeland, MS  39158

   * The shares indicated are believed by the Fund to be owned both of record and beneficially.

Investment Advisor and Other Service Providers

Investment Advisor. Information about Gardner Lewis Asset Management L.P., Chadds Ford, Pennsylvania and its duties and compensation as advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis, IV. Both are principals of the Advisor. W. Whitfield Gardner, John L. Lewis, IV and William D. Zantzinger are affiliated persons of the Fund and the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor is entitled to a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended October 31, 2002, the Advisor received its fee in the amount of $181,334 after voluntarily waiving a portion of its fee in the amount of $88,643. For the fiscal period ended October 31, 2001, the Advisor received its fee in the amount of $83,451 after voluntarily waiving a portion of its fee in the amount of $65,644. For the fiscal year ended February 28, 2001, the Advisor received its fee in the amount of $86,936 after voluntarily waiving a portion of its fee in the amount of $68,927.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

Compensation of the Administrator is based on a fund administration fee at the annual rate of 0.075% of the average daily net assets of the Fund, plus an annual fee of $12,500 per class of shares. In addition, the Administrator receives a base monthly fund accounting fee of $2,250 for each class of shares and an annual asset based fee of 0.01% of the net assets of the Fund for fund accounting and recordkeeping services. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800 ($400 per month) plus transaction fees. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For services to the Fund for the fiscal year ended October 31, 2002, the Administrator received $20,248 in fund administration fees. For services to the Fund for the fiscal period ended October 31, 2001, the Administrator received $11,182 in fund administration fees. For services to the Fund for the fiscal year ended February 28, 2001, the Administrator received $11,690 in fund administration fees. For the same years and period, the Administrator received fund accounting fees of $29,700, $19,491, and $22,905, respectively.

The Administrator performs the following services for the Fund: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent receives a shareholder servicing fee of $15 per shareholder per year, with a minimum fee of $1,500 per month per class and a minimum fee of $750 per month for each additional class of shares. For the fiscal year ended October 31, 2002, the Transfer Agent received $18,000 in such shareholder servicing fees. For the fiscal period ended October 31, 2001, the Transfer Agent received $12,000 in such shareholder servicing fees. For the fiscal year ended February 28, 2001, the Transfer Agent received $11,250 in such shareholder servicing fees.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody-PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.

Code of Ethics. The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $25,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $250 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                         The Chesapeake Core Growth Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price - Determining the Fund's Net Asset Value" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Redeeming Your Shares - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

         P(1+T)n = ERV

 Where:  T =     average annual total return.
         ERV =   ending  redeemable  value at the end of the  period
                 covered by the  computation of a hypothetical  $1,000
                 payment made at the beginning of the period.
         P =     hypothetical initial payment of $1,000
         n =     period covered by the computation, expressed in terms of years.

The Fund may also compute the cumulative total return of the Fund, which is calculated in a similar manner, except that the results are not annualized. The Fund may also compute average annual total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual returns before taxes on distributions of the Fund for the one-year and five-year periods ended October 31, 2002 and the period since September 29, 1997, date of commencement of operations of the Fund ("Inception"), through October 31, 2002 were (11.47)%, 6.44%, and 5.86%, respectively. The cumulative total return before taxes on distributions of the Fund since Inception through October 31, 2002 was 33.62%. The average annual returns after taxes on distributions of the Fund for the one-year and five-year periods ended October 31, 2002 and the period since Inception through October 31, 2002 were (11.50)%, 5.04%, and 4.49%, respectively. The cumulative total return after taxes on distributions of the Fund since Inception through October 31, 2002 was 25.05%. The average annual returns after taxes on distributions and sale of shares of the Fund for the one-year and five-year periods ended October 31, 2002 and the period since Inception through October 31, 2002 were (6.98)%, 4.93%, and 4.46%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Fund since Inception through October 31, 2002 was 24.86%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal year ended  October 31, 2002,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of the McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Debt that is rated Baa is considered a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

     BBB - Bonds rated BBB have  below-average  protection factors but are still
     considered  sufficient  for  prudent  investment.   There  is  considerable
     variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2002




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              _____________________

                              THE CHESAPEAKE FUNDS
                              _____________________

                                                               December 20, 2002


2002 FISCAL YEAR COMMENTARY


CHESAPEAKE CORE GROWTH FUND
November 1, 2001 to October 31, 2002


MARKET ENVIRONMENT. The Fund's fiscal year encompassed the period November 1, 2001 to October 31, 2002. Despite the terrorist attacks of 9/11 and the ensuing uncertainty, the stock market rallied in the first two months of the fiscal year, November and December. Many investors believed that the terrorist attacks marked the bottom of a recession that was already well under way. Stocks were bought in anticipation of economic improvement that would be further fueled by stronger fiscal and monetary stimulus in the wake of the attacks.

If the 2001 year-end rally evidenced investors' anticipation of economic recovery, the ensuing sell-off in 2002 evidenced their fear that corporate results might deteriorate again. Macro-economic data improved in the first quarter of 2002, but investors proved reluctant to embrace recovery until the evidence of corporate earnings recovery was more compelling. Our contact with non-public companies confirmed an improving business outlook early in the year, and in the June quarter public earnings comparisons turned positive as a group. The following table shows year-over-year changes in S&P 500 operating earnings and illustrates the slide into recession and subsequent recovery in business results:

          September 2000                  +11%
          December 2000                    -2%
          March 2001                      -11%
          June 2001                       -19%
          September 2001                  -25%
          December 2001                   -23%
          March 2002                       -8%
          June 2002                        +4%
          September 2002                  +16%
          December 2002                   +20% (First Call consensus forecast)
          Source:  Baseline; First Call

While global unrest and corporate governance scandals undermined investor confidence throughout the year, we believe that economic uncertainty was investors' greatest concern. Perhaps most important in delaying stock price rebound was a lack of optimism on the part of CEOs. Their reluctance to give anything but cautious guidance made investors slow to reverse their own outlooks on the business environment. After disappointing their shareholders so badly during the previous two years, corporate managements became defensive in their public guidance, preferring to under-promise and over-deliver. The market bottomed in early October, just as companies began to release their third quarter results, which showed the strongest comparison since the recession began. This ignited a stock market rally as investors were forced to readjust their expectations in light of undeniable business improvement.

One of the most important phenomenon for equity investors during this bear market cycle has been the performance disparity between growth and value stocks. For almost three years, value stocks have outperformed growth stocks. While it is not surprising for value to outperform in a recessionary period, the very compressed timeframe over which the performance reversal occurred has been unusual. Smaller and medium capitalization value stocks (as represented by the Russell 2500 Value index) were strongly positive in calendar years 2000 and 2001, while growth stocks were simultaneously experiencing deep losses. Since its peak in early March of 2000, the Russell 2500 Growth index has fallen 62% while over the same period the Russell 2500 Value index has actually risen 15%^1. Only in recent months have growth stocks begun to outperform value stocks.

These charts illustrate the cyclical nature of growth versus value investing and emphasize the importance of diversification among styles of investing:


[Line Graph Here]:

              Growth vs. Value
             --------------------

 Feb-73     0.4%     Jan-77   -41.1%    Jan-81     6.7%    Jan-85    -37.5%   Jan-89    -22.7%
 Mar-73     5.9%     Feb-77   -41.6%    Feb-81     4.5%    Feb-85    -35.9%   Feb-89    -23.8%
 Apr-73     3.4%     Mar-77   -40.5%    Mar-81     3.0%    Mar-85    -33.7%   Mar-89    -22.4%
 May-73     7.5%     Apr-77   -44.1%    Apr-81     4.2%    Apr-85    -37.0%   Apr-89    -19.2%
 Jun-73     11.5%    May-77   -41.3%    May-81     7.2%    May-85    -35.1%   May-89    -18.9%
 Jul-73     9.0%     Jun-77   -39.3%    Jun-81    -5.2%    Jun-85    -30.5%   Jun-89    -18.2%
 Aug-73     12.7%    Jul-77   -38.2%    Jul-81    -10.1%   Jul-85    -30.5%   Jul-89    -14.1%
 Sep-73     12.5%    Aug-77   -36.6%    Aug-81    -12.4%   Aug-85    -28.5%   Aug-89    -17.3%
 Oct-73     9.2%     Sep-77   -37.4%    Sep-81    -13.3%   Sep-85    -27.5%   Sep-89    -15.4%
 Nov-73     27.3%    Oct-77   -35.1%    Oct-81    -8.5%    Oct-85    -28.9%   Oct-89    -11.8%
 Dec-73     31.2%    Nov-77   -31.2%    Nov-81    -10.4%   Nov-85    -28.0%   Nov-89     -8.6%
 Jan-74     10.0%    Dec-77   -30.4%    Dec-81    -12.2%   Dec-85    -28.7%   Dec-89     -6.9%
 Feb-74     8.7%     Jan-78   -26.3%    Jan-82    -12.8%   Jan-86    -27.9%   Jan-90    -10.5%
 Mar-74     7.2%     Feb-78   -30.0%    Feb-82    -17.0%   Feb-86    -25.7%   Feb-90    -17.0%
 Apr-74     12.2%    Mar-78   -29.7%    Mar-82    -19.0%   Mar-86    -26.9%   Mar-90    -13.8%
 May-74     17.1%    Apr-78   -26.5%    Apr-82    -16.4%   Apr-86    -27.3%   Apr-90    -11.4%
 Jun-74     27.0%    May-78   -20.0%    May-82    -17.0%   May-86    -26.1%   May-90     -9.4%
 Jul-74     23.7%    Jun-78   -17.4%    Jun-82    -17.1%   Jun-86    -23.5%   Jun-90     -5.8%
 Aug-74     27.8%    Jul-78   -12.4%    Jul-82    -13.6%   Jul-86    -24.5%   Jul-90     0.6%
 Sep-74     6.2%     Aug-78   -10.5%    Aug-82    -13.6%   Aug-86    -29.2%   Aug-90     5.6%
 Oct-74     13.5%    Sep-78   -15.8%    Sep-82    -15.2%   Sep-86    -34.6%   Sep-90     14.6%
 Nov-74     19.5%    Oct-78   -18.3%    Oct-82    -20.7%   Oct-86    -29.9%   Oct-90     22.2%
 Dec-74     22.2%    Nov-78   -18.1%    Nov-82    -18.8%   Nov-86    -29.5%   Nov-90     19.4%
 Jan-75     -4.8%    Dec-78   -12.9%    Dec-82    -20.2%   Dec-86    -27.6%   Dec-90     18.8%
 Feb-75     -1.0%    Jan-79   -17.1%    Jan-83    -22.9%   Jan-87    -23.5%   Jan-91    13.2%
 Mar-75     0.0%     Feb-79   -18.4%    Feb-83    -20.6%   Feb-87    -24.8%   Feb-91    12.1%
 Apr-75     8.5%     Mar-79   -21.8%    Mar-83    -21.5%   Mar-87    -20.3%   Mar-91    10.6%
 May-75    -13.6%    Apr-79   -23.7%    Apr-83    -26.6%   Apr-87    -19.3%   Apr-91     9.7%
 Jun-75    -19.8%    May-79   -30.0%    May-83    -24.7%   May-87    -17.9%   May-91     7.9%
 Jul-75    -20.5%    Jun-79   -30.1%    Jun-83    -21.0%   Jun-87    -18.7%   Jun-91     7.8%
 Aug-75    -20.5%    Jul-79   -31.1%    Jul-83    -23.3%   Jul-87    -16.7%   Jul-91     7.5%
 Sep-75    -19.6%    Aug-79   -28.6%    Aug-83    -26.7%   Aug-87    -17.5%   Aug-91     7.2%
 Oct-75    -19.3%    Sep-79   -26.9%    Sep-83    -26.5%   Sep-87    -17.0%   Sep-91     5.5%
 Nov-75    -15.7%    Oct-79   -22.1%    Oct-83    -29.9%   Oct-87    -19.1%   Oct-91     5.1%
 Dec-75    -20.2%    Nov-79   -16.8%    Nov-83    -31.6%   Nov-87    -17.4%   Nov-91     3.9%
 Jan-76    -15.5%    Dec-79   -15.2%    Dec-83    -34.2%   Dec-87    -10.2%   Dec-91     6.5%
 Feb-76    -11.4%    Jan-80   -12.8%    Jan-84    -38.3%   Jan-88    -22.2%   Jan-92     7.4%
 Mar-76    -14.0%    Feb-80   -4.0%     Feb-84    -40.2%   Feb-88    -18.4%   Feb-92    11.0%
 Apr-76    -16.9%    Mar-80   -14.7%    Mar-84    -40.7%   Mar-88    -16.7%   Mar-92     9.1%
 May-76    -22.2%    Apr-80   -17.7%    Apr-84    -39.0%   Apr-88    -17.9%   Apr-92    10.4%
 Jun-76    -24.1%    May-80   -16.1%    May-84    -33.9%   May-88    -21.9%   May-92    10.0%
 Jul-76    -25.6%    Jun-80   -19.2%    Jun-84    -31.2%   Jun-88    -21.7%   Jun-92     6.3%
 Aug-76    -28.2%    Jul-80   -14.5%    Jul-84    -31.7%   Jul-88    -24.0%   Jul-92     6.3%
 Sep-76    -27.9%    Aug-80   -10.0%    Aug-84    -36.5%   Aug-88    -26.5%   Aug-92     6.9%
 Oct-76    -30.4%    Sep-80   -2.0%     Sep-84    -41.1%   Sep-88    -25.5%   Sep-92     3.8%
 Nov-76    -31.8%    Oct-80    4.0%     Oct-84    -40.8%   Oct-88    -24.0%   Oct-92     4.1%
 Dec-76    -36.7%    Nov-80   22.0%     Nov-84    -40.4%   Nov-88    -24.3%   Nov-92     0.6%
                     Dec-80    8.0%     Dec-84    -37.8%   Dec-88    -22.3%   Dec-92    -2.2%

(continued)
  Jan-93   -6.4%    Jan-97     -0.5%     Jan-01      -3.0%
  Feb-93   -7.7%    Feb-97     -4.0%     Feb-01     -16.7%
  Mar-93   -8.6%    Mar-97     -4.1%     Mar-01     -22.6%
  Apr-93   -12.4%   Apr-97     2.2%      Apr-01     -22.7%
  May-93   -12.1%   May-97     3.7%      May-01     -24.5%
  Jun-93   -14.2%   Jun-97     2.4%      Jun-01     -23.8%
  Jul-93   -17.8%   Jul-97     4.4%      Jul-01     -29.1%
  Aug-93   -16.8%   Aug-97     4.0%      Aug-01     -33.1%
  Sep-93   -15.6%   Sep-97     2.3%      Sep-01     -28.5%
  Oct-93   -10.5%   Oct-97     1.2%      Oct-01     -27.1%
  Nov-93   -9.7%    Nov-97     0.8%      Nov-01     -21.0%
  Dec-93   -11.8%   Dec-97     -3.6%     Dec-01     -23.4%
  Jan-94   -12.8%   Jan-98     -0.2%     Jan-02     -21.9%
  Feb-94   -11.9%   Feb-98     0.8%      Feb-02     -24.2%
  Mar-94   -13.8%   Mar-98     0.8%      Mar-02     -29.9%
  Apr-94   -15.4%   Apr-98     1.6%      Apr-02     -31.1%
  May-94   -13.7%   May-98     -1.5%     May-02     -32.2%
  Jun-94   -14.6%   Jun-98     2.9%      Jun-02     -36.1%
  Jul-94   -15.3%   Jul-98     3.0%      Jul-02     -33.6%
  Aug-94   -11.1%   Aug-98     0.1%      Aug-02     -35.3%
  Sep-94   -6.5%    Sep-98     1.0%      09/26/02   -30.4%
  Oct-94   -6.3%    Oct-98     1.9%
  Nov-94   -4.2%    Nov-98     6.7%
  Dec-94   -4.1%    Dec-98     14.5%
  Jan-95   -2.1%    Jan-99     28.3%
  Feb-95   -2.2%    Feb-99     23.6%
  Mar-95   -1.1%    Mar-99     28.7%
  Apr-95    1.6%    Apr-99     13.9%
  May-95    0.9%    May-99     11.8%
  Jun-95    3.1%    Jun-99     17.4%
  Jul-95    2.8%    Jul-99     21.4%
  Aug-95   -0.8%    Aug-99     21.3%
  Sep-95   -2.4%    Sep-99     26.5%
  Oct-95    5.8%    Oct-99     27.4%
  Nov-95    3.6%    Nov-99     35.8%
  Dec-95    1.3%    Dec-99     50.9%
  Jan-96    4.1%    Jan-00     41.0%
  Feb-96    2.4%    Feb-00     52.7%
  Mar-96   -0.8%    Mar-00     49.9%
  Apr-96    0.2%    Apr-00     35.7%
  May-96   -1.0%    May-00     30.8%
  Jun-96   -2.0%    Jun-00     52.1%
  Jul-96   -3.8%    Jul-00     36.1%
  Aug-96   -6.4%    Aug-00     40.9%
  Sep-96   -2.5%    Sep-00     33.6%
  Oct-96   -6.5%    Oct-00     20.7%
  Nov-96   -3.5%    Nov-00     12.0%
  Dec-96   -3.9%    Dec-00      1.2%


   Growth versus Value. These two charts compare the relative performance of Growth style investing with Value style investing. An upward sloping line represents a period when the Growth style outperforms the Value Style. The left chart shows a longer perspective of almost 30 years; the chart on the right details the more recent period of the past 5 years. Source: Morgan Stanley, September 2002.


PORTFOLIO REVIEW. Stock market losses over the fiscal year were broadly based throughout economic sectors, though most severe in the Information Technology area. Portfolio losses, too, were worst within the Information Technology sector despite very broadly diversified holdings. Technology and Telecom companies had benefited most from the spending bubble of the late nineties, and since that time have been hampered by excess capacity and a lack of capital spending.
Customer demand and unit sales have begun to rebound in most areas of technology, and investors have recently warmed to the sector on expectations that earnings will rebound in the coming quarters as well. The Nasdaq 100 index, which is home to some of the best known technology companies like Dell, Intel, Microsoft, and Cisco, rebounded 23% in October from its lows while the S&P 500 rallied 14%^2.

The Chesapeake Core Growth Fund targets its investing primarily in large capitalization stocks. Although the investment process has a bias toward stocks with strong earnings growth, the portfolio is constructed with a blend of growth and value oriented stocks. Over this fiscal year, growth stocks suffered much deeper losses than value stocks, as evidenced by the Russell 1000 Growth index (large cap) which was down 19.6% compared to the Russell 1000 Value index which lost only 10.0%. We believe that growth and value styles cycle into and out of favor with investors, and that we have just experienced a period of extreme bias toward value stocks, as shown in the above graphs.

Because we invest in companies where we expect relatively rapid earnings growth, the markets' disfavor toward growth stocks this year has been an important determinant our portfolio results. Additionally, investors seem to have devoted more of their analysis to the economic climate and the outlook for sectors and industry groups rather than focusing on the fundamentals of individual companies. While this is not surprising given the economic setting, we believe that investing based on individual company fundamentals is a more grounded process and better able to deliver superior results over longer timeframes. In the coming period, economic growth is expected to moderate when compared to the late nineties. With moderating economic growth, companies will depend upon market share gains in order to post strong earnings growth. This will put even greater emphasis on differentiating strong from weak companies within industries. Recently, investors appear to be returning to a more company specific approach as evidenced by the dispersion of individual companies' stock performance within industries. In other words, the stocks within industries are beginning to behave differently from one another, which is good news for those that focus on the prospects of individual companies.


OUTLOOK. After almost three years of disfavor, growth stocks may have begun to retake market leadership, which has been their historical role during periods of economic recovery. With each passing month, the recovery becomes more enduring, and investors seem more willing to look through the cyclical trough. We think the recent strength in stock prices evidences both an improvement in companies' prospects and investors' confidence.

At the peak of the bull market, investors had stretched their time horizon out several years. During that period of unbridled optimism, investment valuations were often based on company results that were not expected to occur until several years in the future. During the recession, investors took a completely opposite stance, not giving companies credit for anything that had not already occurred or could not be predicted with great certainty. The recent strength in some stocks that have not yet produced tangible earnings improvement leads us to believe that investors' time horizons are beginning to normalize. It is a positive for the market and for our portfolio if investors begin to value companies based on their potential earnings power in a more normal economic scenario.

Many of last year's clouds are either dissipating or have become fully discounted in stock prices. We seem to be past the worst of corporate governance misdeeds and accounting scandals. Geopolitical uncertainty has to a large extent been priced into the market. Even though the fight against terrorism is far from over, investors have begun to take a more rational perspective and seem braced for a battle that will be long and drawn out. Meanwhile the Fed is clearly erring toward prevention of economic relapse and any hint of deflation, which has garnered positive response from investors.

The companies owned in this portfolio have strong earnings prospects and sell at valuations we believe are compelling. While other investment approaches might focus on macroeconomic or technical factors, we concentrate on business prospects at the company level. We call and visit thousands of business leaders each year in an effort to better and sooner understand changes occurring in and around their companies. Our interviews with competitors, customers, and suppliers lets us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. During some periods of time the market may be driven by investors' preoccupation with broader issues, but in the end the market is comprised of individual companies whose stocks are ultimately priced based upon their unique business circumstances. As investors, this gives us great comfort.


Sincerely,


/s/W. Whitfield Gardner                 /s/John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV














Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.


_______________

^1 Source: Bloomberg. Period encompasses March 9, 2000 (Russell 2500 closing high) to October 31, 2002 (end of fiscal year).

^2 Source: Bloomberg. Period encompasses October 7, 2002 (Nasdaq 100 closing low) to October 31, 2002 (end of fiscal year).

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $25,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                               to October 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                        The Chesapeake Core           S&P 500 Total
                            Growth Fund               Return Index
--------------------------------------------------------------------------------

 9/29/97                    $25,000                     $25,000
10/31/97                     24,450                      24,012
 4/30/98                     28,275                      29,412
10/31/98                     26,321                      29,292
 4/30/99                     35,137                      35,831
10/31/99                     39,194                      36,811
 4/30/00                     52,661                      39,459
10/31/00                     54,515                      39,053
 4/30/01                     48,311                      34,341
10/31/01                     37,735                      29,327
 4/30/02                     39,786                      30,005
10/31/02                     33,406                      24,897


This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

             -------------- -------------- --------------------
                                              Since 9/29/97
                One Year      Five Years     (Commencement of
                                                Operations)
             -------------- -------------- --------------------
                (11.47)%         6.44 %            5.86 %
             -------------- -------------- --------------------


>>   The graph  assumes an initial  $25,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At October 31, 2002,  the value of the Fund would have increased to $33,406
     - a cumulative total investment return of 33.62% since September 29, 1997.

>> At October 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $24,897 - a cumulative total investment return of (0.41)% since September 29, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.50%

      Agriculture - 2.40%
           Deere & Company .......................................................                   12,400              $   575,236
                                                                                                                         -----------

      Apparel Manufacturing - 3.30%
      (a)  Jones Apparel Group, Inc. .............................................                   22,800                  789,792
                                                                                                                         -----------

      Broadcast - Cable - 4.85%
      (a)  Comcast Corporation ...................................................                   32,600                  750,126
      (a)  EchoStar Communications Corporation ...................................                   20,200                  411,878
                                                                                                                         -----------
                                                                                                                           1,162,004
                                                                                                                         -----------
      Broadcast - Radio & Television - 4.09%
      (a)  Clear Channel Communications, Inc. ....................................                   26,400                  978,120
                                                                                                                         -----------

      Building Materials - 0.95%
      (a)  Cemex S.A. - ADR ......................................................                   11,179                  226,598
                                                                                                                         -----------

      Chemicals - 2.20%
           E.I. du Pont de Nemours and Company ...................................                   12,800                  528,000
                                                                                                                         -----------

      Commercial Services - 11.70%
      (a)  Cendant Corporation ...................................................                   41,300                  474,950
      (a)  Concord EFS, Inc. .....................................................                   28,400                  405,552
           Equifax Inc. ..........................................................                   20,600                  485,336
           H&R Block, Inc. .......................................................                   15,700                  696,766
           Moody's Corporation ...................................................                   15,700                  739,470
                                                                                                                         -----------
                                                                                                                           2,802,074
                                                                                                                         -----------
      Computers - 5.07%
      (a)  Cisco Systems, Inc. ...................................................                   34,000                  380,120
      (a)  Dell Computer Corporation .............................................                   22,800                  652,308
      (a)  EMC Corporation .......................................................                   35,580                  181,814
                                                                                                                         -----------
                                                                                                                           1,214,242
                                                                                                                         -----------
      Electronics - Semiconductor - 4.10%
      (a)  Applied Materials, Inc. ...............................................                   26,900                  404,307
      (a)  Micron Technology, Inc. ...............................................                   10,300                  164,800
      (a)  Xilinx, Inc. ..........................................................                   21,750                  413,032
                                                                                                                         -----------
                                                                                                                             982,139
                                                                                                                         -----------
      Entertainment - 2.66%
      (a)  Gemstar-TV Guide International, Inc. ..................................                   45,000                  162,450
      (a)  USA Interactive .......................................................                   18,800                  475,452
                                                                                                                         -----------
                                                                                                                             637,902
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Securities Broker - 3.81%
           Lehman Brothers Holdings Inc. ...........................................                   9,100             $   484,757
           Mellon Financial Corporation ............................................                  15,100                 427,179
                                                                                                                         -----------
                                                                                                                             911,936
                                                                                                                         -----------
      Financial Services - 8.96%
           American Express Company ................................................                  23,600                 858,332
      (a)  Principal Financial Group, Inc. .........................................                  25,400                 712,470
      (a)  Prudential Financial, Inc. ..............................................                  19,700                 575,240
                                                                                                                         -----------
                                                                                                                           2,146,042
                                                                                                                         -----------
      Food - Processing - 1.98%
           Hershey Foods Corporation ...............................................                   7,300                 475,011
                                                                                                                         -----------

      Insurance - Managed Care Services - 2.58%
      (a)  Anthem, Inc. ............................................................                   9,800                 617,400
                                                                                                                         -----------

      Manufacturing - Miscellaneous - 2.29%
           Tyco International Ltd. .................................................                  37,900                 548,034
                                                                                                                         -----------

      Medical - Hospital Management & Services - 2.27%
           HCA Inc. ................................................................                  12,500                 543,625
                                                                                                                         -----------

      Medical Supplies - 3.03%
      (a)  St. Jude Medical, Inc. ..................................................                  20,400                 726,444
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 4.34%
           Baker Hughes Incorporated ...............................................                  15,600                 453,180
           Halliburton Company .....................................................                  36,300                 587,334
                                                                                                                         -----------
                                                                                                                           1,040,514
                                                                                                                         -----------
      Pharmaceuticals - 9.12%
           Novartis AG - ADR .......................................................                  17,200                 652,568
           Pfizer, Inc. ............................................................                  18,500                 587,745
           Teva Pharmaceutical Industries Ltd. - ADR ...............................                  12,200                 944,646
                                                                                                                         -----------
                                                                                                                           2,184,959
                                                                                                                         -----------
      Retail - Apparel - 2.22%
           The TJX Companies, Inc. .................................................                  25,900                 531,468
                                                                                                                         -----------

      Retail - Department Stores - 2.25%
           Dollar General Corporation ..............................................                  26,500                 369,940
           Sears, Roebuck, and Company .............................................                   6,400                 168,064
                                                                                                                         -----------
                                                                                                                             538,004
                                                                                                                         -----------
      Retail - Specialty Line - 3.94%
      (a)  Amazon.com, Inc. ........................................................                  48,800                 944,768
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications Equipment - 2.45%
      (a)  QUALCOMM Incorporated ...................................................                 17,000              $   586,840
                                                                                                                         -----------

      Toys - 1.94%
           Mattel, Inc. ............................................................                 25,300                  464,508
                                                                                                                         -----------


           Total Common Stocks (Cost $24,068,809) .........................................................               22,155,660
                                                                                                                         -----------

INVESTMENT COMPANY - 5.45%

      AIM Liquid Assets Portfolio - Institutional Class ............................              1,305,199                1,305,199
           (Cost $1,305,199)                                                                                             -----------


Total Value of Investments (Cost $25,374,008 (b)) ..................................                  97.95 %            $23,460,859
Other Assets Less Liabilities ......................................................                   2.05 %                491,149
                                                                                                     ------              -----------
      Net Assets ...................................................................                 100.00 %            $23,952,008
                                                                                                     ======              ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is 25,433,723. Unrealized appreciation / (depreciation) of investments for federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................             $ 1,539,103
           Unrealized depreciation ........................................................................              (3,511,967)
                                                                                                                        -----------

                      Net unrealized depreciation .........................................................             $(1,972,864)
                                                                                                                        ===========




      The following acronym is used in this portfolio:
           ADR - American Depository Receipt








See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2002


ASSETS
      Investments, at value (cost $25,374,008) ........................................................                $ 23,460,859
      Cash ............................................................................................                      16,944
      Income receivable ...............................................................................                      10,034
      Receivable for investments sold .................................................................                     575,076
      Other assets ....................................................................................                         154
                                                                                                                       ------------

           Total assets ...............................................................................                  24,063,067
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      22,949
      Payable for investment purchases ................................................................                      88,110
                                                                                                                       ------------

           Total liabilities ..........................................................................                     111,059
                                                                                                                       ------------

NET ASSETS
      (applicable to 2,200,590 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 23,952,008
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($23,952,008 / 2,200,590 shares) ................................................................                $      10.88
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 31,696,158
      Accumulated net realized loss on investments ....................................................                  (5,831,001)
      Net unrealized depreciation on investments ......................................................                  (1,913,149)
                                                                                                                       ------------
                                                                                                                       $ 23,952,008
                                                                                                                       ============



















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended October 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   172,402
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   269,977
           Fund administration fees (note 2) ............................................................                    20,248
           Custody fees .................................................................................                     9,661
           Distribution and service fees (note 3) .......................................................                    25,819
           Registration and filing administration fees (note 2) .........................................                     4,726
           Fund accounting fees (note 2) ................................................................                    29,700
           Audit fees ...................................................................................                    17,800
           Legal fees ...................................................................................                     9,184
           Securities pricing fees ......................................................................                     4,315
           Shareholder administration fees (note 2) .....................................................                    12,500
           Shareholder recordkeeping fees ...............................................................                    18,000
           Shareholder servicing expenses ...............................................................                     6,673
           Registration and filing expenses .............................................................                    13,021
           Printing expenses ............................................................................                    12,031
           Trustee fees and meeting expenses ............................................................                     8,674
           Other operating expenses .....................................................................                     4,849
                                                                                                                        -----------

               Total expenses ...........................................................................                   467,178
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 5) .....................................................                   (19,841)
                    Investment advisory fees waived (note 2) ............................................                   (88,643)
                    Distribution and service fees waived (note 3) .......................................                   (25,819)
                                                                                                                        -----------

               Net expenses .............................................................................                   332,875
                                                                                                                        -----------

                    Net investment loss .................................................................                  (160,473)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (3,479,316)
      Increase in unrealized depreciation on investments ................................................                   (72,711)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (3,552,027)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(3,712,500)
                                                                                                                        ===========






See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year ended    Period ended    Year ended
                                                                                           October 31,    October 31,   February 28,
                                                                                              2002         2001 (a)         2001
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................             $  (160,473)   $   (46,181)   $   (78,315)
         Net realized (loss) gain from investment transactions ..............              (3,479,316)    (2,034,769)       926,658
         Increase (decrease) in unrealized depreciation on investments ......                 (72,711)    (2,910,669)    (3,012,059)
                                                                                          -----------    -----------    -----------

              Net decrease in net assets resulting from operations ..........              (3,712,500)    (4,991,619)    (2,163,716)
                                                                                          -----------    -----------    -----------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                 (19,435)             0     (1,783,227)
                                                                                          -----------    -----------    -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b)               3,848,480     13,110,723      8,121,408
                                                                                          -----------    -----------    -----------

                     Total increase in net assets ...........................                 116,545      8,119,104      4,174,465

NET ASSETS

     Beginning of period ....................................................              23,835,463     15,716,359     11,541,894
                                                                                          -----------    -----------    -----------

     End of period ..........................................................             $23,952,008    $23,835,463    $15,716,359
                                                                                          ===========    ===========    ===========

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                            ----------------------------------------------------------------------------------------
                                                    Year ended                   Period ended                   Year ended
                                                 October 31, 2002            October 31, 2001 (a)           February 28, 2001

                                               Shares         Value          Shares         Value          Shares         Value
                                            ----------------------------------------------------------------------------------------

Shares sold ........................            622,129    $ 8,162,746      1,003,930    $14,568,147        345,346    $ 6,449,131

Shares issued for reinvestment
of distributions ...................              1,105         15,161              0              0        105,081      1,783,227
                                            -----------    -----------    -----------    -----------    -----------    -----------

                                                623,234      8,177,907      1,003,930     14,568,147        450,427      8,232,358

Shares redeemed ....................           (358,696)    (4,329,427)      (106,415)    (1,457,424)        (6,100)      (110,950)
                                            -----------    -----------    -----------    -----------    -----------    -----------

     Net increase ..................            264,538    $ 3,848,480        897,515    $13,110,723        444,327    $ 8,121,408
                                            ===========    ===========    ===========    ===========    ===========    ===========




See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                      Year ended Period ended   Year ended   Year ended   Year ended  Period ended
                                                      October 31, October 31,  February 28, February 29, February 28, February 28,
                                                         2002       2001 (a)       2001         2000         1999       1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................  $ 12.31      $ 15.13      $ 19.42      $ 12.68      $ 10.72      $ 10.00

      (Loss) income from investment operations
           Net investment loss ......................    (0.07)       (0.02)       (0.08)       (0.07)       (0.07)       (0.01)
           Net realized and unrealized (loss) gain
               on investments .......................    (1.35)       (2.80)       (2.10)        8.18         2.03         0.75
                                                       -------      -------      -------      -------      -------      -------
               Total from investment operations .....    (1.42)       (2.82)       (2.18)        8.11         1.96         0.74
                                                       -------      -------      -------      -------      -------      -------

      Distributions to shareholders from
           Distributions in excess of net investment
               income ...............................     0.00         0.00         0.00         0.00         0.00        (0.02)
           Net realized gain from investment
               transactions .........................    (0.01)        0.00        (2.11)       (1.37)        0.00         0.00
                                                       -------      -------      -------      -------      -------      -------
               Total distributions ..................    (0.01)        0.00        (2.11)       (1.37)        0.00        (0.02)
                                                       -------      -------      -------      -------      -------      -------

Net asset value, end of period ......................  $ 10.88      $ 12.31      $ 15.13      $ 19.42      $ 12.68      $ 10.72
                                                       =======      =======      =======      =======      =======      =======

Total return ........................................   (11.47)%     (18.69)%     (12.37)%      66.64 %      18.27 %       7.49 %
                                                       =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) .............  $23,952      $23,835      $15,716      $11,542      $ 6,050      $ 6,048
                                                       =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.73 %       1.72 %(c)    1.80 %       2.25 %       2.73 %       3.19 %(c)
           After expense reimbursements and waived fees   1.23 %       1.17 %(c)    1.25 %       1.15 %       1.39 %       1.24 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (1.09)%      (0.86)%(c)   (1.06)%      (1.59)%      (1.89)%      (2.19)%(c)
           After expense reimbursements and waived fees  (0.59)%      (0.31)%(c)   (0.50)%      (0.49)%      (0.55)%      (0.24)%(c)

      Portfolio turnover rate .......................   110.65 %     105.88 %     136.22 %     130.44 %     174.44 %      29.83 %

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) For the period from September 29, 1997 (commencement of operations) to February 28, 1998.
(c) Annualized.

See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Statements of Changes in Net Assets and Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $2,203,805 of which expires in the year 2009 and $3,561,633 of which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $160,473 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.



                                                                    (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $88,643 ($0.04 per share) for the year ended October 31, 2002.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.






                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2002



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived $25,819 of these fees for the year ended October 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $30,624,220 and $28,759,077, respectively, for the year ended October 31, 2002.


NOTE 5 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2002, the Fund's expenses were reduced by $19,841 under these agreements.

                         THE CHESAPEAKE CORE GROWTH FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                October 31, 2002
                                   (Unaudited)



The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $6,700 during the fiscal year ended October 31, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
       Name, Age,             Position(s) Length            Principal Occupation(s)         Number of    Other Directorships Held by
      and Address             held with   of Time             During Past 5 Years          Portfolios              Trustee
                              Fund/Trust   Served                                            in Fund
                                                                                             Complex
                                                                                           Overseen by
                                                                                             Trustee
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                         Independent Trustees
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Jack E. Brinson, 69          Trustee     Since      Retired; Previously, President of          3        Independent Trustee - The
                                          8/92       Brinson Investment Co.  (personal                   Nottingham Investment Trust
                                                     investments) and                                    II for the seven series of
                                                     President of Brinson Chevrolet, Inc.                that trust; New Providence
                                                     (auto dealership)                                   Investment Trust for the
                                                                                                         one series that trust;
                                                                                                         Hillman Capital
                                                                                                         Management Investment
                                                                                                         Trust for the two series
                                                                                                         of that trust; and
                                                                                                         de Leon Funds Trust
                                                                                                         for the one series of that
                                                                                                         trust  (all registered
                                                                                                         investment companies)
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Theo H. Pitt, Jr., 65        Trustee     Since      Senior Partner, Community Financial        3        Independent Trustee -
                                          4/02       Institutions Consulting,                            Hillman Capital Management
                                                     Rocky Mount, North Carolina, since                  Investment Trust for the
                                                     1997; previously, Chairman & CEO,                   two series of that trust
                                                     Standard Insurance & Realty                         (registered investment
                                                     Corporation,                                        company)
                                                     Rocky Mount, North Carolina,
                                                     1992-1997
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                          Interested Trustee*
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 W. Whitfield Gardner, 38     Chairman    Since      Chairman and Chief Executive Officer       3                    None
 Chief Executive Officer      and         6/96       of Gardner Lewis Asset Management,
 The Chesapeake Funds         Chief                  LP (Advisor); Chairman and Chief
 285 Wilmington-West          Executive              Executive Officer of Gardner Lewis
 Chester Pike                 Officer                Asset Management, Inc. (investment
 Chadds Ford, Pennsylvania                           advisor)
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 -----------------------------------------------------------------------------------------------------------------------------------
 *Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
 -----------------------------------------------------------------------------------------------------------------------------------


 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
                                                                Officers
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 John L. Lewis, IV, 37        President   Since      President (since April 1990) of           n/a                   n/a
 The Chesapeake Funds                     12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 C. Frank Watson, III, 32     Secretary,  Since      President and Chief Operating             n/a                   n/a
                              Assistant   5/96       Officer of The Nottingham Company
                              Treasurer               (Administrator to the Fund),
                                                     since 1999; previously, Chief
                                                     Operating Officer
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 Julian G. Winters, 33        Treasurer,  Since      Vice President, Compliance                n/a                   n/a
                              Assistant   4/98       Administration of
                              Secretary              The Nottingham Company
                                                      (Administrator to the Fund),
                                                     since 1998; previously, Fund
                                                     Accountant
 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------
 William D. Zantzinger, 39    Vice        Since      Manager of Trading of                     n/a                   n/a
 The Chesapeake Funds         President   12/93      Gardner Lewis Asset Management, LP
 285 Wilmington-West                                 (Advisor)
 Chester Pike
 Chadds Ford, Pennsylvania
 19317

 ---------------------------- ----------- ---------- ------------------------------------ -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust And Shareholders of
   The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2002, the period ended October 31, 2001, and the year ended February 28, 2001, and the financial highlights for the years and periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period ended October 31, 2001, and the year ended February 28, 2001, and the financial highlights for the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
November 22, 2002


________

Deloitte
Touche
Tohmatsu
________

                    (This page was intentionally left blank)

                    (This page was intentionally left blank)

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

(a)      Amended and Restated Declaration of Trust.^4

(b)      Amended and Restated By-laws.^4

(c)      Not Applicable.

(d)(1)   Investment Advisory Agreement for The Chesapeake Aggressive Growth Fund
         between  the  Registrant  and  Gardner  Lewis  Asset   Management,   as
         Advisor.^1

(d)(2) Investment Advisory Agreement for The Chesapeake Growth Fund between the Registrant and Gardner Lewis Asset Management, as Advisor.^2

(d)(3)   Investment  Advisory  Agreement  for The  Chesapeake  Core  Growth Fund
         between  the  Registrant  and  Gardner  Lewis  Asset   Management,   as
         Advisor.^10

(e)(1)   Distribution  Agreement  for  The  Chesapeake  Aggressive  Growth  Fund
         between  the  Registrant  and  Capital   Investment  Group,   Inc.,  as
         Distributor.^3

(e)(2) Distribution Agreement for The Chesapeake Growth Fund between the Registrant and Capital Investment Group, Inc., as Distributor.^2

(e)(3) Distribution Agreement for The Chesapeake Core Growth Fund between the Registrant and Capital Investment Group, Inc., as Distributor.^10

(f)      Not Applicable.

(g)(1) Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^9

(g)(2) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank).^15

(g)(3) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(4) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^17

(h)(1) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, as Administrator.^16

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as Transfer Agent.^12

(h)(3) Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as Transfer Agent.^15

(h)(4) Amended and Restated Expense Limitation Agreement between Registrant and Gardner Lewis Asset Management L.P. with respect to The Chesapeake Core Growth Fund.

(i)(1)   Opinion and Consent of Poyner & Spruill LLP, Counsel.^11

(i)(2) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 19.^12

(i)(3) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 20.^13

(i)(4) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 21.^14

(i)(5) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 22.^15

(i)(6) Consent of Parker, Poe, Adams & Bernstein L.L.P., Counsel, with respect to Post-Effective Amendment No. 23.^16

(j) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to Post-Effective Amendment No. 27.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Growth Fund Class A Investor Shares.^5

(m)(2) Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Core Growth Fund.

(n)      Amended and Restated Rule 18f-3 Multi-Class Plan.^12

(p)(1)   Amended and Restated Code of Ethics for the Registrant.^18

(p)(2)   Amended and Restated Code of Ethics for Gardner Lewis Asset Management.
         ^18

(q)(1)   Powers of Attorney.^8

(q)(2)   Additional Power of Attorney.^19

___________________________

1. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 4 on Form N-1A filed on December 21, 1993 (File No. 33-53800).

2. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 5 on Form N-1A filed on January 27, 1994 (File No. 33-53800).

3. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 6 on Form N-1A filed on November 16, 1994 (File No. 33-53800).

4. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 7 on Form N-1A filed on February 3, 1995 (File No. 33-53800).

5. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 8 on Form N-1A filed on February 7, 1995 (File No. 33-53800).

6. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 9 on Form N-1A filed on October 26, 1995 (File No. 33-53800).

7. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 11 on Form N-1A filed on July 8, 1996 (File No. 33-53800).

8. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 12 on Form N-1A filed on December 11, 1996 (File No. 33-53800).

9. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 13 on Form N-1A filed on June 30, 1997 (File No. 33-53800).

10. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 14 on Form N-1A filed on September 3, 1997 (File No. 33-53800).

11. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 15 on Form N-1A filed on October 9, 1997 (File No. 33-53800).

12. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 19 on Form N-1A filed on April 30, 1999 (File No. 33-53800).

13. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 20 on Form N-1A filed on January 3, 2000 (File No. 33-53800).

14. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 21 on Form N-1A filed on June 30, 2000 (File No. 33-53800).

15. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 22 on Form N-1A filed on January 2, 2001 (File No. 33-53800).

16. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 23 on Form N-1A filed on June 28, 2001 (File No. 33-53800).

17. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 24 on Form N-1A filed on December 31, 2001 (File No. 33-53800).

18. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 25 on Form N-1A filed on February 28, 2002 (File No. 33-53800).

19. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 26 on Form N-1A filed on May 17, 2002 (File No. 33-53800).



ITEM 24. Persons  Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

               The Amended and Restated  Declaration  of Trust and Bylaws of the
          Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

               The Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

               No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

               The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

               Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

               This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

               In addition to foregoing statements, the Registrant has entered into Investment Advisory Agreements with its Advisor and Distribution Agreements with its Distributor. These agreements provide indemnification for the respective investment advisor, distributor and their affiliates. Some of these persons may also be serving as trustees and officers of the Trust.

               Insofar as  indemnification  for  liabilities  arising  under the
          Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

               See the section entitled "Management of the Fund - Investment Advisor" in the Statement of Additional Information for each fund and the Investment Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisor who serve the same roles for the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.


ITEM 27. Principal Underwriter
         ---------------------

(a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, and Franklin Street Core Equity Fund.

(b)

                         POSITION(S) AND OFFICE(S)
NAME AND PRINCIPAL       WITH CAPITAL INVESTMENT       POSITION(S) AND OFFICE(S)
BUSINESS ADDRESS         GROUP, INC.                   WITH REGISTRANT
----------------         -----------                   ---------------

Richard K. Bryant        President                     None
17 Glenwood Avenue
Raleigh, N.C. 27622

E.O. Edgerton, Jr.       Vice President                None
17 Glenwood Avenue
Raleigh, N.C.  27622

Delia Z. Ferrell         Secretary                     None
17 Glenwood Avenue
Raleigh, N.C.  27622

Con T. McDonald          Assistant Vice-President      None
17 Glenwood Avenue
Raleigh, N.C.  27622

W. Harold Eddins, Jr.    Assistant Vice-President      None
17 Glenwood Avenue
Raleigh, N.C.  27622

Annelise Brittian        Assistant Vice-President      None
17 Glenwood Avenue
Raleigh, N.C.  27622


(c)

-------------------------------- --------------- ----------------- ------------- --------------
                                 Net
                                 Underwriting    Compensation
                                 Discounts and   on Redemption     Brokerage     Other
Name of Principal Underwriter    Commissions*    and Repurchases   Commissions   Compensation
-------------------------------- --------------- ----------------- ------------- --------------
Capital Investment Group, Inc.        $76        None              None          None
-------------------------------- --------------- ----------------- ------------- --------------

*Total for The Chesapeake Aggressive Growth Fund and The Chesapeake Growth Fund for their fiscal years ended October 31, 2002. There were no underwriting discounts or commissions paid by The Chesapeake Core Growth Fund during the fiscal year ended October 31, 2002.


ITEM 28. Location of Accounts and Records
         --------------------------------

               All account books and records not normally held by Wachovia Bank, N.A. (successor by merger to First Union National Bank), the Custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Management Company d/b/a The Nottingham Company, Fund Accountant and Administrator; North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, Transfer Agent to the Registrant; or by Gardner Lewis Asset Management L.P., the Advisor to the Registrant.

               The address of Wachovia Bank, N.A. is 123 South Broad Street, Philadelphia, Pennsylvania 19109. The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Gardner Lewis Asset Management L.P. is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.


ITEM 29. Management Services
         -------------------

               None.


ITEM 30. Undertakings
         ------------

               None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of February, 2003.


GARDNER LEWIS INVESTMENT TRUST


By:       /s/ C. Frank Watson III
         ------------------------
         C. Frank Watson III
         Secretary and Treasurer
         (Principal Financial Officer)

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                         *
                                                  Trustee
------------------------------------------------
Jack E. Brinson                       Date

                         *
                                                  Trustee and Chairman,
------------------------------------------------  (Principal Executive Officer)
W. Whitfield Gardner                  Date


                         *
                                                  Trustee
------------------------------------------------
Theo H. Pitt, Jr.                     Date


 /s/ Julian G. Winters        February 28, 2003   Assistant Secretary and
------------------------------------------------  Assistant Treasurer
Julian G. Winters                     Date


* By:      /s/ C. Frank Watson III          Dated: February 28, 2003
      -------------------------------
         C. Frank Watson III
         Attorney-in-Fact

                         GARDNER LEWIS INVESTMENT TRUST
                                  EXHIBIT INDEX

                      (FOR POST-EFFECTIVE AMENDMENT NO. 27)
                       -----------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A        DESCRIPTION
------------        -----------

(g)(3)              First Addendum to the Master Custodian Agreement between The
                    Nottingham   Management  Company  and  Wachovia  Bank,  N.A.
                    (successor by merger to First Union National Bank)

(h)(4) Amended and Restated Expense Limitation Agreement between the Registrant and Gardner Lewis Asset Management L.P. with respect to The Chesapeake Core Growth Fund

(j)                 Consent  of  Deloitte  &  Touche  LLP,   Independent  Public
                    Accountants, with respect to Post-Effective Amendment No. 27

(m)(2) Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Core Growth Fund